                            As filed April 19, 2002

                         Securities Act File No. 33-19858

                     U.S. SECURITIES AND EXCHANGE COMMISSION
                              Washington, DC 20549

                                    FORM N-14
            REGISTRATION STATEMENT UNDER THE SECURITIES ACT OF 1933 X
                                        -
                        Pre-Effective Amendment No. ____
                        Post-Effective Amendment No. 10
                        (Check appropriate box or boxes)

                       Templeton Global Income Fund, Inc.
               (Exact Name of Registrant as Specified in Charter)

                             500 East Broward Blvd.
                         Fort Lauderdale, FL 33394-3091
                    (Address of Principal Executive Offices:
                     Number, Street, City, State, Zip Code)

                                 (954) 527-7500
                        (Area Code and Telephone Number)

                                  Lori A. Weber
                               Assistant Secretary
                             500 East Broward Blvd.
                         Fort Lauderdale, FL 33394-3091
                     (Name and Address of Agent for Service:
                     Number, Street, City, State, Zip Code)

                                   Copies to:

                                Barbara J. Green
                          Secretary and Vice President
                       Templeton Global Income Fund, Inc.
                             500 East Broward Blvd.
                         Fort Lauderdale, FL 33394-3091

                             Bruce G. Leto, Esquire
                      Stradley, Ronon, Stevens & Young, LLP
                            2600 One Commerce Square
                             Philadelphia, PA 19103

                  Approximate Date of Proposed Public Offering:

                          As soon as practicable after
               this Registration Statement becomes effective under
                     the Securities Act of 1933, as amended.

        CALCULATION OF REGISTRATION FEE UNDER THE SECURITIES ACT OF 1933

---------------------------------------------------------------------------

                                     PROPOSED      PROPOSED
   TITLE OF                          MAXIMUM        MAXIMUM
  SECURITIES                         OFFERING      AGGREGATE        AMOUNT OF
     BEING         AMOUNT BEING     PRICE PER      OFFERING       REGISTRATION
  REGISTERED        REGISTERED        UNIT(1)       PRICE(1)           FEE
--------------------------------------------------------------------------------
--------------------------------------------------------------------------------
   Shares of    20,097,955 shares     $7.15     $143,700,378.25    $13,220.44
 Common Stock
  ($0.01 par
    value)
--------------------------------------------------------------------------------

(1)  Estimated  solely for  purposes  of  calculating  the  registration  fee in accordance  with Rule 457(f) under the  Securities Act of 1933, as amended, based  on the net  asset  value  on  April  18,  2002 of the  assets  to be transferred under the plan of acquisition.

The Registrant hereby amends this  Registration  Statement on such date or dates as may be necessary to delay its effective date until the Registrant  shall file a further amendment which specifically  states that this Registration  Statement shall  thereafter  become  effective  in  accordance  with  Section  8(a) of the
Securities Act of 1933, as amended,  or until this Registration  Statement shall become effective on such date as the Securities and Exchange Commission,  acting pursuant to said Section 8(a), may determine.

[LOGO]

                    TEMPLETON GLOBAL GOVERNMENTS INCOME TRUST

                        IMPORTANT SHAREHOLDER INFORMATION

These materials are for the Annual Meeting of Shareholders  scheduled for August
1, 2002 at [_______] Eastern time. The enclosed  materials discuss two proposals
(the  "Proposals"  or, each, a  "Proposal")  to be voted on at the meeting,  and contain  your Proxy  Statement  and proxy card.  A proxy card is, in essence,  a ballot.  When you vote your proxy, it tells us how you wish to vote on important issues relating to Templeton Global Governments  Income Trust (the "Trust").  If
you specify a vote for both Proposals, your proxy will be voted as you indicate.
If you specify a vote for only one Proposal,  but not the other, your proxy will be voted as specified  and the  Proposal for which no vote is specified  will be voted FOR that Proposal.  If you simply sign and date the proxy card, but do not specify a vote for either Proposal, your proxy will be voted FOR both Proposals.

We  urge  you to  spend a few  minutes  reviewing  the  Proposals  in the  Proxy
Statement.  Then, please fill out and sign the proxy card and return it to us so that we know how you would like to vote. When shareholders  return their proxies promptly,  the  Trust  may be  able to  save  money  by not  having  to  conduct additional mailings.

We welcome your comments.  If you have any questions,  call Fund  Information at
1-800/DIAL BEN(R)(1-800-342-5236).

TELEPHONE AND INTERNET VOTING For your  convenience,  you may be able to vote by telephone or through the Internet,  24 hours a day. If your account is eligible, a control number and separate instructions are enclosed.

                     This page intentionally left blank.

[LOGO]

                    TEMPLETON GLOBAL GOVERNMENTS INCOME TRUST

                  NOTICE OF 2002 ANNUAL MEETING OF SHAREHOLDERS

The  Annual  Meeting  of  Shareholders   (the  "Meeting")  of  Templeton  Global
Governments Income Trust (the "Trust") will be held at the Trust's offices,  500
East Broward  Boulevard,  12th Floor,  Fort  Lauderdale,  Florida  33394-3091 on
August 1, 2002 at [_______] Eastern time.

During the Meeting,  shareholders  of the Trust will vote on two proposals  (the
"Proposals"):

1.   To elect four Trustees of the Trust to hold office for the terms specified.

2.   To approve an Agreement and Plan of  Acquisition  (the "Plan")  between the
     Trust and Templeton  Global Income Fund,  Inc.  ("Global Income Fund") that provides for: (i) the acquisition of substantially all of the assets of the
     Trust by Global Income Fund in exchange  solely for shares of Global Income
     Fund;  (ii) the  distribution  of such  shares to the  shareholders  of the
     Trust; and (iii) the complete liquidation and dissolution of the Trust.

A copy of the Plan, which describes the transaction more completely, is attached as Exhibit A to the Prospectus/Proxy Statement.

Shareholders  of record as of the close of business on May 17, 2002 are entitled to notice of and to vote at the Meeting or any adjournment thereof.

                                          By Order of the Board of Trustees,

                                          Barbara J.  Green
                                          Secretary

May [  ], 2002

You are  invited  to attend the  Meeting,  but if you cannot do so, the Board of
Trustees urges you to complete,  date,  sign, and return the enclosed proxy card in the enclosed  postage-paid  return envelope.  It is important that you return your signed proxy card  promptly so that a quorum may be ensured,  and the costs of further  solicitations  avoided. You may revoke your proxy at any time before it is exercised by the  subsequent  execution and  submission of a revised proxy card, by giving written notice of revocation to the Trust at any time before the proxy is exercised or by voting in person at the Meeting.

                          Prospectus/Proxy Statement

                              TABLE OF CONTENTS
                                                                        PAGE

Cover Page                                                              Cover

GENERAL
      What proposals am I voting on?
      How will the shareholder voting be handled?

PROPOSAL 1:  TO ELECT FOUR TRUSTEES OF THE TRUST
             TO HOLD OFFICE FOR THE TERMS SPECIFIED

      How are nominees selected?
      Who are the nominees and current members of the Board of Trustees?
      How often do the Trustees meet and what are they paid?
      Who are the Executive Officers of the Trust?

PROPOSAL 2:  TO APPROVE AN AGREEMENT AND PLAN OF
             ACQUISITION THAT PROVIDES FOR THE
             ACQUISITION BY GLOBAL INCOME FUND OF
             SUBSTANTIALLY ALL OF THE ASSETS OF THE
             TRUST IN EXCHANGE SOLELY FOR SHARES OF
             GLOBAL INCOME FUND

Summary

Comparisons of Some Important Features
      How do the investment goals and policies of the Funds compare?
      What are the risks of an investment in the Funds?
      Who manages the Funds?
      What are the fees and expenses of each Fund and what
        might they be after the Transaction?
      How do the performance records of the Funds compare?
      What are the financial highlights of each Fund?
      Where can I find more performance and financial information about the Funds?
      What are other key features of the Funds?

Reasons for the Transaction

Information about the Transaction
      How will the Transaction be carried out?
      What are some of the other important terms of the Plan?
      Who will pay the expenses of the Transaction?

      TABLE OF CONTENTS (continued)
                                                                          PAGE

      What are the tax consequences of the Transaction?
      What should I know about Global Income Fund Shares?
      What are the capitalizations of the Funds and what might the capitalization be after the Transaction?

Comparison of Investment Goals and Policies
      Are there any significant differences between the investment goals and principal investment policies of the Funds?
      How do the types of securities the Funds buy and the investment practices of the Funds compare?
      How do the fundamental investment restrictions of the Funds compare and differ?
      What are the risk factors associated with investments in the Funds?

Further Information about Global Income Fund and the Trust

VOTING INFORMATION
      How many votes are necessary to approve the Proposals?
      How do I ensure that my vote is accurately recorded?
      May I revoke my proxy?
      Who is entitled to vote?
      Are there dissenters' rights?
      How do I make a proposal at the next Annual Meeting?

PRINCIPAL HOLDERS OF SHARES

EXHIBITS TO PROSPECTUS/PROXY STATEMENT

Exhibit A - Agreement and Plan of Acquisition between Templeton Global
           Governments Income Trust and Templeton Global Income Fund, Inc.

Exhibit B - Annual Report to Shareholders of Templeton Global Income Fund,
           Inc. for the fiscal year ended August 31, 2001

                                       ii

                       This page intentionally left blank.

                           PROSPECTUS/PROXY STATEMENT

                              Dated [May __], 2002

                          Acquisition of the Assets of
                    TEMPLETON GLOBAL GOVERNMENTS INCOME TRUST
                           500 East Broward Boulevard
                       Fort Lauderdale, Florida 33394-3091
                                 (954) 527-7500

                        By and in Exchange for Shares of
                       TEMPLETON GLOBAL INCOME FUND, INC.
                           500 East Broward Boulevard
                       Fort Lauderdale, Florida 33394-3091
                                 (954) 527-7500

     This Prospectus/Proxy  Statement solicits proxies to be voted at the Annual
Meeting of Shareholders (the "Meeting") of Templeton Global  Governments  Income
Trust  (the  "Trust").  You  are  being  asked  to vote  on two  proposals  (the
"Proposals" or, each, a "Proposal"):  (1) to elect four Trustees of the Trust to hold office for the terms  specified and (2) to approve an Agreement and Plan of
Acquisition  (the "Plan")  between the Trust and  Templeton  Global Income Fund,
Inc. ("Global Income Fund") (each, a "Fund" and, together, the "Funds").

     The  Meeting  will  be  held  at the  Trust's  offices,  500  East  Broward
Boulevard,  Fort Lauderdale,  Florida  33394-3091 on August 1, 2002 at [_______]
Eastern time. The Board of Trustees of the Trust (the "Board of Trustees" or the
"Trustees") is soliciting  these proxies.  This  Prospectus/Proxy  Statement and proxy  card were  first  sent to  shareholders  of record on or about [May ___],
2002.

     If  shareholders  of the Trust ("Trust  Shareholders")  vote to approve the
Plan,  substantially  all of the assets of the Trust will be acquired by, and in exchange for shares of, Global Income Fund, another non-diversified,  closed-end management  investment company. You will receive shares of Global Income Fund of equivalent  aggregate net asset value to your investment in the Trust. The Trust will then be  liquidated  and  dissolved.  The  Trustees  who are elected at the
Meeting, along with the other Trustees, will serve until that time.

     Both the Trust and Global Income Fund invest primarily in  income-producing securities of government  issuers.  The investment goals of the Trust and Global
Income Fund are similar,  but not  identical.  Global  Income  Fund's  principal investment goal is to provide high current income. Its secondary investment goal is to seek capital  appreciation  over the long term,  but only when  consistent with its principal  investment goal. The Trust's investment goal is to provide a high level of current income consistent with  preservation of capital.  Franklin
Advisers,  Inc.  ("Advisers")  serves as the  investment  adviser to both Global
Income Fund and the Trust.

     Global Income Fund's shares are traded on the New York Stock Exchange, Inc.
("NYSE") under the symbol "GIM," as well as on the Pacific Exchange. The Trust's shares  are also  traded  on the NYSE  under the  symbol  "the  Trust."  Certain reports,  proxy statements and other  information about the Funds are filed with the NYSE and may be inspected at the offices of the NYSE, 20 Broad  Street,  New
York, New York, 10005.

     This  Prospectus/Proxy  Statement gives the information  about the proposed transaction  and Global  Income Fund that you should  know before  voting on the
Plan. You should retain it for future  reference.  Additional  information about
Global  Income Fund and the  proposed  transaction  has been filed with the U.S.
Securities  and Exchange  Commission  ("SEC") and can be found in the  following documents:

|_| The Annual Report to Shareholders of Templeton  Global Income Fund, Inc. for
the fiscal year ended August 31, 2001, which contains  financial and performance information for Global Income Fund, is attached to and considered a part of this
Prospectus/Proxy Statement.

|_| A Statement of Additional Information ("SAI") dated [May ___], 2002 relating to  this  Prospectus/Proxy  Statement  has  been  filed  with  the  SEC  and  is incorporated by reference into this Prospectus/Proxy Statement.

     You may request a free copy of the SAI without charge by calling 1-800/DIAL
BEN(R)(1-800-342-5236)  or by writing to Global  Income Fund or the Trust at 100
Fountain Parkway, P.O. Box 33030, St. Petersburg, FL 33733-8030.

     The SEC has not approved or disapproved these securities or passed upon the adequacy of this Prospectus/Proxy  Statement. Any representation to the contrary is a criminal offense.

                                       2

                                     GENERAL

What proposals am I voting on?

You are being asked to vote on two Proposals:

     1.   To elect  four  Trustees  of the  Trust to hold  office  for the terms specified; and

     2.   To approve an Agreement and Plan of Acquisition  between the Trust and
          Global Income Fund that provides for the  acquisition by Global Income
          Fund of  substantially  all of the  assets  of the  Trust in  exchange solely for  shares of Global  Income  Fund,  the  distribution  of the shares to Trust Shareholders and, thereafter, the complete liquidation and dissolution of the Trust.

The  Board of  Trustees  unanimously  recommends  that you vote in favor of both
Proposals.  The Board of  Trustees  does not  intend to bring any other  matters
before  the  Meeting  other  than  those  described  in  this   Prospectus/Proxy
Statement. The Board of Trustees is not aware of any other matters to be brought before the Meeting.  If any other matter properly comes before the Meeting to be voted on, however,  the proxy holders will vote, act and consent on such matters in accordance with the views of management.

How will the shareholder voting be handled?

Shareholders  of record of the Trust at the close of  business  on May 17,  2002
(the "Record Date") are entitled to be present and to vote at the Meeting or any adjournment  thereof.  Each  share of  record  is  entitled  to one vote  (and a fractional  vote for each fractional  share  thereof).  The election of Trustees requires  the  affirmative  vote of the  holders of a  plurality  of the Trust's shares  present and voting on the Proposal at the Meeting.  Approval of the Plan requires the  affirmative  vote of a majority of the  outstanding  shares of the
Trust.

Please vote by proxy as soon as you receive this Prospectus/Proxy Statement. You may place your vote by completing, signing and returning the enclosed proxy card or voting by telephone or over the Internet,  if eligible. If you vote by any of these three methods,  the persons appointed as proxies will officially cast your votes at the Meeting.

You may revoke your proxy or change your voting  instructions  at any time until the vote is taken at the Meeting.  You may also attend the Meeting and cast your vote in  person.  For more  details  about  shareholder  voting,  please see the
"VOTING INFORMATION" section of this Prospectus/Proxy Statement.

                                       3

PROPOSAL 1: TO ELECT  FOUR  TRUSTEES  OF THE TRUST TO HOLD  OFFICE FOR THE TERMS
            SPECIFIED

How are nominees selected?

The  Board  of  Trustees  has  a  Nominating  and  Compensation  Committee  (the
"Committee")  consisting of Frank J.  Crothers,  Andrew H. Hines,  Jr., Edith E.
Holiday and Gordon S. Macklin, none of whom is an "interested person" as defined by the Investment Company Act of 1940, as amended (the "1940 Act"). Trustees who are not  interested  persons of the Trust are  referred  to as the  "Independent
Trustees."  The Committee is  responsible  for the selection and  nomination for appointment of candidates to serve as Trustees of the Trust.  The Committee will review  shareholders'  nominations to fill vacancies on the Board of Trustees if these nominations are submitted in writing and addressed to the Committee at the
Trust's offices.  However, the Committee expects to be able to identify from its own resources an ample number of qualified candidates.

Who are the nominees and current members of the Board of Trustees?

The Board of Trustees is divided  into three  classes.  Each class has a term of three years.  Each year the term of office of one class expires.  This year, the terms of four Trustees expire. Frank J. Crothers,  Rupert H. Johnson,  Jr., Fred
R. Millsaps and Constantine D.  Tseretopoulos have been nominated for three-year terms,  set to expire at the 2005 Annual  Meeting of  Shareholders.  These terms continue,  however, until successors are duly elected and qualified.1 All of the nominees are currently members of the Board of Trustees. In addition, all of the
current   nominees  and  Trustees  are  also  directors  or  trustees  of  other
Franklin(R)funds and/or Templeton(R)funds (collectively, the "Franklin Templeton funds").

Certain  Trustees  of the Trust hold  director  and/or  officer  positions  with
Franklin  Resources,  Inc.  ("Resources")  and its  affiliates.  Resources  is a publicly owned holding company, the principal  shareholders of which are Charles
B. Johnson and Rupert H. Johnson,  Jr., who own approximately [17.3% and 14.5%],
respectively,   of  its  outstanding  shares.  Resources,  a  global  investment organization operating as Franklin Templeton Investments,  is primarily engaged,
through  various  subsidiaries,   in  providing  investment  management,   share
distribution,  transfer  agent  and  administrative  services  to  a  family  of investment  companies.  Resources is a NYSE listed holding company (NYSE:  BEN).
Charles  E.  Johnson,  Vice  President  of the  Trust,  is the son  and  nephew, respectively,  of  brothers  Charles B.  Johnson,  Chairman  of the Board,  Vice
President and Trustee of the Trust,  and Rupert H. Johnson,  Jr., Vice President
and Trustee of the Trust. There are no other family  relationships  among any of the Trustees or nominees for Trustee.

Each nominee  currently is available and has  consented to serve if elected.  If any of the nominees should become unavailable, the designated proxy holders will vote in their  discretion  for another person or persons who may be nominated as
Trustees.

----------------------------
1    If the Plan is approved,  however, none of the Trustees will complete their terms but will serve until the liquidation and dissolution of the Trust.

                                       4

Listed below, for each nominee and Trustee,  are their name, age and address, as well as  their  position  and  length  of  service  with  the  Trust,  principal occupation  during the past five years, the number of portfolios in the Franklin
Templeton fund complex that they oversee,  and any other  directorships  held by the Trustee.

Nominees  for  Independent  Trustee  to  serve  until  2005  Annual  Meeting  of
Shareholders:

                                                            Number of
                                                            Portfolios in
                                                            Fund Complex
Name, Age and                              Length of Time   Overseen by
Address                 Position           Served           Trustee*      Other Directorships Held
--------------------------------------------------------------------------------------------------
--------------------------------------------------------------------------------------------------

FRANK J. CROTHERS (57)  Trustee            Since 1999       20            None
500 East Broward
Blvd.
Suite 1200
Ft. Lauderdale,
FL 33394-3091

Principal Occupation During Past 5 Years:
Chairman, Caribbean Electric Utility Services Corporation and Atlantic Equipment
& Power  Ltd.;  Vice  Chairman,  Caribbean  Utilities  Co.  Ltd.;  Director  and
President,  Provo Power Company Ltd.; and director of various other business and nonprofit organizations.
--------------------------------------------------------------------------------------------------
--------------------------------------------------------------------------------------------------

FRED R. MILLSAPS        Trustee            Since 1990       31            None
(73)
500 East Broward
Blvd.
Suite 1200
Ft. Lauderdale,
FL 33394-3091

Principal Occupation During Past 5 Years:
Director  of  various  business  and  nonprofit  organizations;  and  manager of personal investments (1978-present);  and formerly, Chairman and Chief Executive
Officer,  Landmark Banking  Corporation  (1969-1978);  Financial Vice President,
Florida Power and Light (1965-1969); and Vice President, Federal Reserve Bank of
Atlanta (1958-1965).
--------------------------------------------------------------------------------------------------
--------------------------------------------------------------------------------------------------

CONSTANTINE D.          Trustee            Since 1999       21            None
TSERETOPOULOS (48)
500 East Broward
Blvd.
Suite 1200
Ft. Lauderdale,
FL 33394-3091

Principal Occupation During Past 5 Years:
Physician, Lyford Cay Hospital (1987-present); and director of various nonprofit
organizations;   and  formerly,   Cardiology  Fellow,   University  of  Maryland
(1985-1987) and Internal  Medicine  Resident,  Greater  Baltimore Medical Center
(1982-1985).
--------------------------------------------------------------------------------------------------
--------------------------------------------------------------------------------------------------

                                       5

Nominee  for   Interested   Trustee  to  serve  until  2005  Annual  Meeting  of
Shareholders:

                                                            Number of
                                                            Portfolios in
                                                            Fund Complex
Name, Age and                              Length of Time   Overseen by
Address                 Position           Served           Trustee*      Other Directorships Held
--------------------------------------------------------------------------------------------------
--------------------------------------------------------------------------------------------------

**RUPERT H.             Vice President     Trustee since    120           None
JOHNSON, JR.            and Trustee        1992 and Vice
(61)                                       President
One Franklin                               since 1996
Parkway
San Mateo, CA
94403-1906

Principal Occupation During Past 5 Years:
Vice Chairman, Member - Office of the Chairman and Director, Franklin Resources,
Inc.;  Vice  President  and Director,  Franklin  Templeton  Distributors,  Inc.;
Director,  Franklin Advisers,  Inc. and Franklin  Investment  Advisory Services,
Inc.; Senior Vice President, Franklin Advisory Services, LLC; and officer and/or director or trustee,  as the case may be, of most of the other  subsidiaries  of
Franklin Resources, Inc.
--------------------------------------------------------------------------------------------------
--------------------------------------------------------------------------------------------------

Independent Trustees serving until 2004 Annual Meeting of Shareholders:

                                                            Number of
                                                            Portfolios in
                                                            Fund Complex
Name, Age and                              Length of Time   Overseen by
Address                 Position           Served           Trustee*      Other Directorships Held
--------------------------------------------------------------------------------------------------
--------------------------------------------------------------------------------------------------

HARRIS J.               Trustee            Since 1992       139           Director, RBC Holdings,
ASHTON (69)                                                               Inc. (bank holding
500 East                                                                  company) and Bar-S Foods
Broward Blvd.                                                             (meat packing company).
Suite 1200
Ft. Lauderdale, FL
33394-3091

Principal Occupation During Past 5 Years:
Director of various companies; and formerly,  President, Chief Executive Officer and Chairman of the Board,  General Host Corporation (nursery and craft centers)
(until 1998).
--------------------------------------------------------------------------------------------------
--------------------------------------------------------------------------------------------------

S. JOSEPH               Trustee            Since 1992       140           None
FORTUNATO (69)
500 East
Broward Blvd
Suite 1200
Ft. Lauderdale, FL
33394-3091

Principal Occupation During Past 5 Years:
Member of the law firm of Pitney, Hardin, Kipp & Szuch.
--------------------------------------------------------------------------------------------------
--------------------------------------------------------------------------------------------------

                                       6

--------------------------------------------------------------------------------------------------
--------------------------------------------------------------------------------------------------

ANDREW H.               Trustee            Since 1990       31            None
HINES, JR. (79)
500 East
Broward Blvd.
Suite 1200
Ft. Lauderdale, FL
33394-3091

Principal Occupation During Past 5 Years:
Consultant,  Triangle  Consulting  Group;  and  Executive-in-Residence,   Eckerd
College  (1991-present);  and  formerly,  Chairman and  Director,  Precise Power
Corporation   (1990-1997);   Director,   Checkers  Drive-In   Restaurant,   Inc.
(1994-1997);  and  Chairman of the Board and Chief  Executive  Officer,  Florida
Progress  Corporation  (holding  company in the  energy  area)  (1982-1990)  and director of various of its subsidiaries.
--------------------------------------------------------------------------------------------------
--------------------------------------------------------------------------------------------------

GORDON S.               Trustee            Since 1993       139           Director, White Mountains
MACKLIN (74)                                                              Insurance Group, Ltd.;
500 East                                                                  Martek Biosciences
Broward Blvd.                                                             Corporation; WorldCom,
Suite 1200                                                                Inc. (communications
Ft. Lauderdale, FL                                                        services); MedImmune, Inc.
33394-3091                                                                (biotechnology);
                                                                          Overstock.com (Internet
                                                                          services); and Spacehab,
                                                                          Inc. (aerospace services).

Principal Occupation During Past 5 Years:
Deputy Chairman,  White Mountains  Insurance Group, Ltd. (holding company);  and formerly,  Chairman,  White River Corporation  (financial services) (until 1998)
and Hambrecht & Quist Group  (investment  banking) (until 1992);  and President,
National Association of Securities Dealers, Inc. (until 1987).
--------------------------------------------------------------------------------------------------
--------------------------------------------------------------------------------------------------

Independent Trustees serving until 2003 Annual Meeting of Shareholders:

                                                            Number of
                                                            Portfolios in
                                                            Fund Complex
Name, Age and                              Length of Time   Overseen by
Address                 Position           Served           Trustee*      Other Directorships Held
--------------------------------------------------------------------------------------------------
--------------------------------------------------------------------------------------------------

EDITH E.                Trustee            Since 1996       85            Director, Amerada Hess
HOLIDAY (50)                                                              Corporation (exploration
500 East                                                                  and refining of oil and gas);
Broward Blvd.                                                             Hercules Incorporated
Suite 1200                                                                (chemicals, fibers and
Ft. Lauderdale, FL                                                        resins); Beverly Enterprises,
33394-3091                                                                Inc. (health care); H.J.
                                                                          Heinz Company (processed
                                                                          foods and allied products);
                                                                          RTI International Metals,
                                                                          Inc. (manufacture and
                                                                          distribution of titanium);
                                                                          Digex Incorporated (web
                                                                          hosting provider); and
                                                                          Canadian National Railway
                                                                          (railroad).

Principal Occupation During Past 5 Years:
Director of various companies;  and formerly,  Assistant to the President of the
United States and Secretary of the Cabinet  (1990-1993);  General Counsel to the
United States Treasury  Department  (1989-1990);  and Counselor to the Secretary
and Assistant  Secretary  for Public  Affairs and Public  Liaison-United  States
Treasury Department (1988-1989).
--------------------------------------------------------------------------------------------------
--------------------------------------------------------------------------------------------------

                                       7

--------------------------------------------------------------------------------------------------
--------------------------------------------------------------------------------------------------

BETTY P.                Trustee            Since 1990       25            None
KRAHMER (72)
500 East
Broward Blvd.
Suite 1200
Ft. Lauderdale, FL
33394-3091

Principal Occupation During Past 5 Years:
Director  or trustee of  various  civic  associations;  and  formerly,  Economic
Analyst, U.S. government.
--------------------------------------------------------------------------------------------------
--------------------------------------------------------------------------------------------------

Interested Trustees serving until 2003 Annual Meeting of Shareholders:

                                                            Number of
                                                            Portfolios in
                                                            Fund Complex
Name, Age and                              Length of Time   Overseen by
Address                 Position           Served           Trustee*      Other Directorships Held
--------------------------------------------------------------------------------------------------
--------------------------------------------------------------------------------------------------

**NICHOLAS F.           Trustee            Since 1993       66            Director, Amerada Hess
BRADY (72)                                                                Corporation (exploration
500 East                                                                  and refining of oil and gas);
Broward Blvd.                                                             C2, Inc. (operating and
Suite 1200                                                                investment business); and
Ft. Lauderdale, FL                                                        H.J. Heinz Company
33394-3091                                                                (processed foods and allied
                                                                          products).

Principal Occupation During Past 5 Years:
Chairman,  Templeton  Emerging  Markets  Investment  Trust PLC,  Darby  Overseas
Investments,  Ltd. and Darby Emerging Markets Investments LDC (investment firms)
(1994-present);   Director,   Templeton  Capital  Advisors  Ltd.,  and  Franklin
Templeton  Investment  Fund;  and  formerly,  Secretary  of  the  United  States
Department of the Treasury  (1988-1993);  Chairman of the Board,  Dillon, Read &
Co., Inc. (investment banking) (until 1988); and U.S. Senator, New Jersey (April
1982-December 1982).
--------------------------------------------------------------------------------------------------
--------------------------------------------------------------------------------------------------

**CHARLES B.            Vice President,    Vice President   139           None
JOHNSON (69)            Chairman of the    since 1992 and
One Franklin            Board and Trustee  Chairman of the
Parkway                                    Board and Trustee
San Mateo, CA                              since 1995
94403-1906

Principal Occupation During Past 5 Years:
Chairman of the Board, Chief Executive Officer,  Member - Office of the Chairman
and Director,  Franklin  Resources,  Inc.;  Vice President,  Franklin  Templeton
Distributors, Inc.; Director, Fiduciary Trust Company International; and officer and/or  director  or  trustee,  as the  case  may  be,  of  most  of  the  other subsidiaries of Franklin Resources, Inc.
--------------------------------------------------------------------------------------------------
--------------------------------------------------------------------------------------------------

                                       8

*We base the number of  portfolios  on each  separate  series of the  registered investment companies comprising the Franklin Templeton Investments fund complex.
These  portfolios  have a common  investment  adviser or  affiliated  investment advisers, and may also share a common underwriter.

**Nicholas  F.  Brady,  Charles  B.  Johnson  and  Rupert H.  Johnson,  Jr.  are
"interested  persons"  of the Trust as  defined  by the 1940  Act.  The 1940 Act limits the percentage of interested  persons that can comprise a fund's board of trustees.  Messrs.  Johnson and Johnson are considered interested persons of the
Trust due to their positions as officers and directors and major shareholders of
Resources  and  their  positions  with  the  Trust.  Mr.  Brady's  status  as an interested  person  results from his business  affiliations  with  Resources and
Templeton  Global  Advisors  Limited.  Mr. Brady and  Resources are both limited partners of Darby  Overseas  Partners,  L.P.  ("Darby  Overseas").  Mr. Brady is
Chairman and  shareholder  of Darby  Overseas  Investments,  Ltd.,  which is the corporate  general  partner of Darby Overseas.  In addition,  Darby Overseas and
Templeton Global Advisors Limited are limited partners of Darby Emerging Markets
Fund,  L.P.  ("DEMF").  Mr.  Brady serves as Chairman of the  corporate  general partner of DEMF,  and Darby  Overseas  and its  general  partner own 100% of the stock of the general  partner of DEMF. Mr. Brady is also a director of Templeton
Capital Advisors Ltd.  ("TCAL"),  which serves as investment  manager to certain unregistered funds. TCAL and Templeton Global Advisors Limited are both indirect subsidiaries of Resources.  The remaining nominees and Trustees of the Trust are
Independent Trustees.

Note: As discussed previously,  Charles B. Johnson,  Chairman of the Board, Vice
President and Trustee, and Rupert H. Johnson, Jr., Vice President and Trustee of
the Trust,  are brothers and the father and uncle,  respectively,  of Charles E.
Johnson, Vice President of the Trust.

The following  tables provide the dollar range of equity  securities of Franklin
Templeton funds beneficially owned by the Trustees.

Independent Trustees

----------------------------------------------------------------------------------------
                                                             Aggregate Dollar Range of
                                                          Equity Securities in All Funds
                                Dollar Range of Equity    Overseen by the Trustee in the
                                      Securities               Franklin Templeton
   Name of Trustee                  in the Trust(1)        Investments Fund Complex(1)
----------------------------------------------------------------------------------------
Harris J. Ashton                     $1 - $10,000                Over $100,000
----------------------------------------------------------------------------------------
Frank J. Crothers                        None                    Over $100,000
----------------------------------------------------------------------------------------
S. Joseph Fortunato                  $1 - $10,000                Over $100,000
----------------------------------------------------------------------------------------
Andrew H. Hines, Jr.                 $1 - $10,000                Over $100,000
----------------------------------------------------------------------------------------
Edith E. Holiday                     $1 - $10,000                Over $100,000
----------------------------------------------------------------------------------------
Betty P. Krahmer                     $1 - $10,000                Over $100,000
----------------------------------------------------------------------------------------
Gordon S. Macklin                 $10,001 - $50,000              Over $100,000
----------------------------------------------------------------------------------------
Fred R. Millsaps                         None                    Over $100,000
----------------------------------------------------------------------------------------
Constantine D. Tseretopoulos             None                    Over $100,000
----------------------------------------------------------------------------------------

                                       9

Interested Trustees

----------------------------------------------------------------------------------------
                                                             Aggregate Dollar Range of
                                                          Equity Securities in All Funds
                                Dollar Range of Equity    Overseen by the Trustee in the
                                      Securities               Franklin Templeton
   Name of Trustee                  in the Trust(1)        Investments Fund Complex(1)
----------------------------------------------------------------------------------------
Nicholas F. Brady                    $1 - $10,000                Over $100,000
----------------------------------------------------------------------------------------
Charles B. Johnson                   $1 - $10,000                Over $100,000
----------------------------------------------------------------------------------------
Rupert H. Johnson,                       None                    Over $100,000
Jr.
----------------------------------------------------------------------------------------

(1) For the calendar year ended December 31, 2001.

How often do the Trustees meet and what are they paid?

The  role  of the  Trustees  is to  provide  general  oversight  of the  Trust's business,  and to  ensure  that  the  Trust  is  operated  for  the  benefit  of shareholders.  The  Trustees  anticipate  meeting at least five times during the current  fiscal  year to review  the  operations  of the  Trust and the  Trust's investment performance.  The Trustees also oversee the services furnished to the
Trust by Advisers,  the Trust's  investment  adviser,  and various other service providers.  The Trust currently pays the  Independent  Trustees and Mr. Brady an annual retainer of $2,000 and a fee of $100 per Board meeting attended. Trustees serving on the Audit  Committee of the Trust and other  investment  companies in
Franklin Templeton  Investments receive a flat fee of $2,000 per Audit Committee meeting  attended,  a portion of which is allocated  to the Trust.  Members of a committee are not separately  compensated for any committee  meeting held on the day of a Board of Trustees meeting.

During the fiscal year ended  August 31, 2001,  there were five  meetings of the
Board of Trustees,  three meetings of the Audit Committee,  and four meetings of the Nominating and Compensation Committee.  Each Trustee then in office attended at least 75% of the aggregate number of meetings of the Board of Trustees and of the committee(s) on which he or she served.

Certain Trustees and officers of the Trust are shareholders of Resources and may receive indirect  remuneration due to their participation in management fees and other fees received by Advisers and its affiliates  from the Franklin  Templeton funds. Advisers or its affiliates pay the salaries and expenses of the officers.
No pension or retirement benefits are accrued as part of Trust expenses.

                                     Aggregate             Total Compensation
                                Compensation from       from Franklin Templeton
        Name of Trustee              the Trust *                funds **
  ------------------------------------------------------------------------------
  Harris J. Ashton                    $2,500                  $353,221
  Nicholas F. Brady                   $2,500                   134,500
  Frank J. Crothers                   $2,524                    92,000
  S. Joseph Fortunato                 $2,500                   352,380
  Andrew H. Hines, Jr.                $2,526                   201,500
  Edith E. Holiday                    $2,500                   254,670
  Betty P. Krahmer                    $2,500                   134,500
  Gordon S. Macklin                   $2,500                   353,221
  Fred R. Millsaps                    $2,525                   201,500
  Constantine D. Tseretopoulos        $2,535                    94,500
  ---------------------
  *   Compensation received for the fiscal year ended August 31, 2001.
  **  For the calendar year ended December 31, 2001.

                                       10

The  table  above  indicates  the  total  fees  paid to  Trustees  by the  Trust individually,  and by all of the Franklin  Templeton funds.  These Trustees also serve as directors or trustees of other  investment  companies  that are part of
Franklin Templeton  Investments,  many of which hold meetings at different dates and times. The Trustees and the Trust's  management believe that having the same individuals  serving  on the  boards  of many of the  Franklin  Templeton  funds enhances the ability of each fund to obtain, at a relatively modest cost to each separate  fund,  the services of high  caliber,  experienced  and  knowledgeable
Independent  Trustees who can more  effectively  oversee the  management  of the funds.

Board  members  historically  have  followed  a  policy  of  having  substantial investments  in one or more of the Franklin  Templeton  funds,  as is consistent with their  individual  financial  goals.  In  February  1998,  this  policy was formalized  through  adoption of a  requirement  that each board  member  invest one-third  of the fees  received  for  serving  as a  director  or  trustee of a
Templeton  fund in shares of one or more  Templeton  funds and  one-third of the fees  received for serving as a director or trustee of a Franklin fund in shares of one or more Franklin  funds,  until the value of such  investments  equals or exceeds five times the annual fees paid to such board member. Investments in the name of family members or entities  controlled by a board member constitute fund holdings  of such board  member for  purposes of this  policy,  and a three year phase-in period applies to such investment  requirements for newly elected board members. In implementing such policy, a board member's fund holdings existing on
February  27,  1998,  were  valued as of such date with  subsequent  investments valued at cost.

Who are the Executive Officers of the Trust?

Officers of the Trust are appointed by the Trustees and serve at the pleasure of the Board of Trustees.  Listed below for each Executive  Officer are their name, age and address, as well as their position and length of service with the Trust, and principal occupation during the past five years.

                                       11

                                                               Length of Time
Name, Age and Address             Position                        Served
--------------------------------------------------------------------------------
--------------------------------------------------------------------------------

CHARLES B. JOHNSON (69)           Chairman (Since 1995) and    Since 1992
One Franklin Parkway              Vice President
San Mateo, CA
94403-1906

Principal Occupation During Past 5 Years:
Please refer to the table "Interested Trustees serving until 2003 Annual Meeting of  Shareholders"  for  information  about Mr.  Charles B.  Johnson's  principal occupation during the past 5 years.
--------------------------------------------------------------------------------
--------------------------------------------------------------------------------

GREGORY E. MCGOWAN (52)           President                    Since 1996
500 East Broward Blvd.
Suite 1200
Fort Lauderdale, FL 33394-3091

Principal Occupation During Past 5 Years:
Executive Vice President,  Templeton  Investment  Counsel,  LLC;  Executive Vice
President-International  Development,  Chief  International  General Counsel and
Director,  Templeton Worldwide, Inc.; Executive Vice President,  General Counsel
and  Director,  Templeton  International,  Inc.;  Executive  Vice  President and
Secretary,  Templeton Global Advisors Limited; officer of four of the investment companies in Franklin Templeton Investments; and formerly, Senior Attorney, U.S.
Securities and Exchange Commission.
--------------------------------------------------------------------------------
--------------------------------------------------------------------------------

RUPERT H. JOHNSON, JR. (61)       Vice President               Since 1996
One Franklin Parkway
San Mateo, CA
94403-1906

Principal Occupation During Past 5 Years:
Please refer to the table  "Nominee for  Interested  Trustee to serve until 2005
Annual  Meeting of  Shareholders"  for  information  about Mr. Rupert  Johnson's principal occupation during the past 5 years.
--------------------------------------------------------------------------------
--------------------------------------------------------------------------------

Harmon E. Burns (57)
One Franklin Parkway              Vice President               Since 1996
San Mateo, CA
94403-1906

Principal Occupation During Past 5 Years:
Vice Chairman, Member - Office of the Chairman and Director, Franklin Resources,
Inc.;  Vice  President  and Director,  Franklin  Templeton  Distributors,  Inc.;
Executive Vice President, Franklin Advisers, Inc.; Director, Franklin Investment
Advisory Services, Inc.; and officer and/or director or trustee, as the case may be, of most of the other subsidiaries of Franklin  Resources,  Inc. and of 51 of the investment companies in Franklin Templeton Investments.
--------------------------------------------------------------------------------
--------------------------------------------------------------------------------

Charles E. Johnson (45)           Vice President               Since 1996
One Franklin Parkway
San Mateo, CA
94403-1906

Principal Occupation During Past 5 Years:
President,  Member - Office of the President and Director,  Franklin  Resources,
Inc.; Senior Vice President,  Franklin Templeton  Distributors,  Inc.; President
and Director, Templeton Worldwide, Inc. and Franklin Advisers, Inc.; Chairman of
the Board, President and Director,  Franklin Investment Advisory Services, Inc.;
officer and/or director of some of the other subsidiaries of Franklin Resources,
Inc.; and officer and/or  director or trustee,  as the case may be, of 34 of the investment companies in Franklin Templeton Investments.
--------------------------------------------------------------------------------
--------------------------------------------------------------------------------

                                       12

--------------------------------------------------------------------------------
--------------------------------------------------------------------------------
Jeffrey A. Everett (38)           Vice President             Since 2001
P.O. Box N-7759
Lyford Cay, Nassau, Bahamas *

Principal Occupation During Past 5 Years:
President and Director, Templeton Global Advisors Limited; officer of 18 of the investment companies in Franklin Templeton Investments; and formerly,
Investment Officer, First Pennsylvania Investment Research (until 1989).
--------------------------------------------------------------------------------
--------------------------------------------------------------------------------

MARTIN L. FLANAGAN (41)           Vice President               Since 1989
One Franklin Parkway
San Mateo, CA
94403-1906

Principal Occupation During Past 5 Years:
President,  Member - Office of the President,  Chief Financial Officer and Chief
Operating  Officer,  Franklin  Resources,  Inc.; Senior Vice President and Chief
Financial  Officer,  Franklin Mutual  Advisers,  LLC;  Executive Vice President,
Chief Financial Officer and Director,  Templeton Worldwide, Inc.; Executive Vice
President  and Chief  Operating  Officer,  Templeton  Investment  Counsel,  LLC;
Executive Vice President and Director,  Franklin Advisers,  Inc.; Executive Vice
President,  Franklin Investment  Advisory Services,  Inc. and Franklin Templeton
Investor  Services,  LLC; Chief Financial  Officer,  Franklin Advisory Services,
LLC; Chairman, Franklin Templeton Services, LLC; officer and/or director of some of the other  subsidiaries  of Franklin  Resources,  Inc.;  and  officer  and/or director or trustee,  as the case may be, of 52 of the  investment  companies in
Franklin Templeton Investments.
--------------------------------------------------------------------------------
--------------------------------------------------------------------------------

John R. Kay (61)                  Vice President               Since 1994
500 East Broward Blvd. Suite 1200
Fort Lauderdale, FL
33394-3091

Principal Occupation During Past 5 Years:
Vice President,  Templeton Worldwide,  Inc.; Assistant Vice President,  Franklin
Templeton  Distributors,   Inc.;  Senior  Vice  President,   Franklin  Templeton
Services,  LLC; officer of 23 of the investment  companies in Franklin Templeton
Investments; and formerly, Vice President and Controller, Keystone Group, Inc.
--------------------------------------------------------------------------------
--------------------------------------------------------------------------------

Murray L. Simpson (64)            Vice President and           Since 2000
One Franklin Parkway              Assistant Secretary
San Mateo, CA
94403-1906

Principal Occupation During Past 5 Years:
Executive Vice President and General Counsel, Franklin Resources,  Inc.; officer and/or director of some of the subsidiaries of Franklin Resources, Inc.; officer of 53 of  the  investment  companies  in  Franklin  Templeton  Investments;  and formerly,  Chief Executive  Officer and Managing  Director,  Templeton  Franklin
Investment  Services  (Asia) Limited (until 2000) and Director,  Templeton Asset
Management Ltd. (until 1999).
--------------------------------------------------------------------------------
--------------------------------------------------------------------------------

Barbara J. Green (54)             Vice President and           Vice President
One Franklin Parkway              Secretary                    since 2000 and
San Mateo, CA                                                  Secretary since
94403-1906                                                     1996

Principal Occupation During Past 5 Years:
Vice President and Deputy General Counsel, Franklin Resources,  Inc.; and Senior
Vice  President,  Templeton  Worldwide,  Inc.;  officer of 53 of the  investment companies in Franklin  Templeton  Investments;  and formerly,  Deputy  Director,
Division of Investment Management, Executive Assistant and Senior Advisor to the
Chairman,  Counselor to the Chairman,  Special Counsel and Attorney Fellow, U.S.
Securities and Exchange Commission (1986-1995);  Attorney, Rogers & Wells (until
1986);  and Judicial  Clerk,  U.S.  District Court  (District of  Massachusetts)
(until 1979).
--------------------------------------------------------------------------------
--------------------------------------------------------------------------------

                                       13

--------------------------------------------------------------------------------
--------------------------------------------------------------------------------
DAVID P. GOSS (55)                Vice President and           Since 2000
One Franklin Parkway              Assistant Secretary
San Mateo, CA
94403-1906

Principal Occupation During Past 5 Years:
Associate General Counsel, Franklin Resources,  Inc.; President, Chief Executive
Officer and Director,  Property Resources,  Inc. and Franklin Properties,  Inc.;
officer and/or director of some of the other subsidiaries of Franklin Resources,
Inc.;  officer  of  53  of  the  investment   companies  in  Franklin  Templeton
Investments;  and formerly,  President,  Chief  Executive  Officer and Director,
Property  Resources  Equity Trust (until 1999) and Franklin  Select Realty Trust
(until 2000).
--------------------------------------------------------------------------------
--------------------------------------------------------------------------------

BRUCE S. ROSENBERG (40)           Treasurer                    Since 2000
500 East Broward Blvd. Suite 1200
Fort Lauderdale, FL
33394-3091

Principal Occupation During Past 5 Years:
Vice  President,  Franklin  Templeton  Services,  LLC;  officer  of  19  of  the investment companies in Franklin Templeton Investments.
--------------------------------------------------------------------------------

*  Mr.  Everett  has  authorized  Templeton   Worldwide,   Inc.,  Attention  Law
Department,  500 East Broward Blvd., Suite 1200, Ft. Lauderdale,  FL 33394-3091,
as agent, to receive notices on his behalf.

                                       14

AUDIT COMMITTEE

The Board of  Trustees  has a standing  Audit  Committee  consisting  of Messrs.
Millsaps  (Chairman),  Crothers,  Hines  and  Tseretopoulos,  all  of  whom  are
Independent Trustees and also are considered to be "independent" as that term is defined  by the  NYSE's  listing  standards.  The Audit  Committee  reviews  the maintenance  of the Trust's  records  and the  safekeeping  arrangements  of the
Trust's  custodian,  reviews  both the audit and  non-audit  work of the Trust's independent  auditors,  and submits a recommendation to the Board of Trustees as to the selection of independent auditors.

Selection  of  Independent  Auditors.  Upon  the  recommendation  of  the  Audit
Committee, the Board of Trustees selected the firm of PricewaterhouseCoopers LLP
("PwC")  as  independent  auditors  of the Trust for the  current  fiscal  year.
Representatives  of PwC are not expected to be present at the Meeting,  but will have the  opportunity  to make a statement  if they wish,  and will be available should any matter arise requiring their presence.

Audit Fees. The aggregate  fees paid to PwC in connection  with the annual audit of the Trust's  financial  statements  for the fiscal year ended August 31, 2001 were $18,085.

Financial Information Systems Design and Implementation Fees. PwC did not render
any  services  with  respect  to  financial   information   systems  design  and
implementation  during the fiscal  year  ended  August 31,  2001 to the Trust or entities affiliated with the Trust that provide services to the Trust.

All Other Fees.  PwC did not render any non-audit  services,  including fees for tax-related  services,  to the Trust or entities  affiliated with the Trust that provide services to the Trust for the fiscal year ended August 31, 2001.

Audit Committee Report.  The Board of Trustees has adopted and approved a formal written charter for the Audit Committee,  which sets forth the Audit Committee's responsibilities. The charter was filed with the proxy statement for the Trust's
2001 Annual Meeting of Shareholders.

As required by the charter,  the Audit  Committee  reviewed the Trust's  audited financial  statements and met with management,  as well as with PwC, the Trust's independent auditors, to discuss the financial statements.

The Audit  Committee  received the written  disclosures  and the letter from PwC required  by  Independence  Standards  Board  No. 1. The  Audit  Committee  also received the report of PwC regarding  the results of their audit.  In connection with its  review of the  financial  statements  and the  auditors'  report,  the members of the Audit  Committee  discussed with a  representative  of PwC, their independence,  as well  as the  following:  the  auditors'  responsibilities  in
accordance   with  generally   accepted   auditing   standards;   the  auditors'
responsibilities  for information  prepared by management  that  accompanies the
Trust's  audited  financial  statements  and any  procedures  performed  and the results;  the  initial  selection  of, and  whether  there were any  changes in, significant accounting policies or their application; management's judgments and accounting  estimates;  whether there were any  significant  audit  adjustments;
whether  there were any  disagreements  with  management;  whether there was any consultation  with  other  accountants;  whether  there  were any  major  issues discussed with management prior to the auditors' retention; whether the auditors encountered any difficulties in dealing with management in performing the audit;
and the  auditors'  judgments  about the  quality  of the  company's  accounting principles.

                                       15

Based on its  discussions  with management and the Trust's  auditors,  the Audit
Committee did not become aware of any material misstatements or omissions in the financial statements.  Accordingly, the Audit Committee recommended to the Board of Trustees  that the audited  financial  statements  be included in the Trust's
Annual  Report to  Shareholders  for the fiscal  year ended  August 31, 2001 for filing with the U.S. Securities and Exchange Commission.

                                          AUDIT COMMITTEE

                                          Fred R. Millsaps (Chairman)
                                          Frank J. Crothers
                                          Andrew H. Hines, Jr.
                                          Constantine D. Tseretopoulos

                                       16

PROPOSAL 2:    TO APPROVE AN AGREEMENT AND PLAN OF
               ACQUISITION THAT PROVIDES FOR THE ACQUISITION
               BY GLOBAL INCOME FUND OF SUBSTANTIALLY ALL
               OF THE ASSETS OF THE TRUST IN EXCHANGE SOLELY
               FOR SHARES OF GLOBAL INCOME FUND

                                     Summary

This is only a summary of certain information contained in this Prospectus/Proxy
Statement.  You should read the more  complete  information  in the rest of this
Prospectus/Proxy  Statement,  including the Plan (attached as Exhibit A) and the
Annual Report to Shareholders of Global Income Fund (enclosed as Exhibit B).

At meetings held in January and February, 2002, the Board of Trustees considered a proposal  to  reorganize  the Trust  into  Global  Income  Fund.  Having  duly considered the factors it deemed relevant, the Board of Trustees,  including all of the Independent Trustees,  unanimously approved the Plan in substantially the form attached to this  Prospectus/Proxy  Statement  and voted to recommend  that
Trust Shareholders  approve the Plan. If Trust Shareholders approve the Plan, it will result in the transfer of substantially all of the Trust's assets to Global
Income Fund in exchange for shares of common stock, par value $0.01 per share of
Global  Income Fund ("Global  Income Fund  Shares") of equivalent  aggregate net asset value.  The Global  Income Fund Shares will then be  distributed  to Trust
Shareholders  and the Trust will be completely  liquidated and  dissolved.  (The proposed  transaction is referred to in this  Prospectus/Proxy  Statement as the
"Transaction.")  As a  result  of  the  Transaction,  you  will  cease  to  be a shareholder  of the Trust and will become a  shareholder  of Global Income Fund.
The  exchange  will occur on the closing date of the  Transaction,  which is the specific  date on which the  Transaction  takes place (the  "Closing  Date") and which is currently  expected to be [August 30],  2002.  Trustees  elected at the
Meeting  will  continue to serve until the Trust is  completely  liquidated  and dissolved.

Advisers manages Global Income Fund as well as the Trust. Global Income Fund has investment goals and policies that are substantially similar, but not identical, to those of the  Trust.  For the  reasons  set  forth  in the  "Reasons  for the
Transaction" section of this Prospectus/Proxy  Statement,  the Board of Trustees has  determined  that  the  Transaction  is  in  the  best  interests  of  Trust
Shareholders.  The Board of Trustees and the Board of Directors of Global Income
Fund (the  "Board of  Directors"  or the  "Directors")  also  concluded  that no dilution in value would result to either the shareholders of the Trust or Global
Income Fund as a result of the Transaction.

Global Income Fund, like the Trust, is a non-diversified,  closed-end management investment company.  Each Fund has one class of shares,  which are listed on the
NYSE. Global Income Fund's shares are also listed on the Pacific Exchange.

It is expected that Trust  Shareholders  will not recognize any gain or loss for federal  income tax  purposes as a result of the  exchange  of their  shares for
Global  Income  Fund  Shares.  You  should,  however,  consult  your tax adviser regarding the effect,  if any, of the  Transaction,  in light of your individual circumstances.  You should also consult  your tax adviser  about state and local tax  consequences.  For  more  information  about  the tax  consequences  of the
Transaction,  please see the section  "Information  About the Transaction - What are the tax consequences of the Transaction?"

                                       17

                    THE BOARD OF TRUSTEES RECOMMENDS THAT YOU
                            VOTE TO APPROVE THE PLAN.

                     Comparisons of Some Important Features

How do the investment goals and policies of the Funds compare?

The  Trust's  investment  goal is to  provide  a high  level of  current  income
consistent  with  preservation  of  capital.   Global  Income  Fund's  principal
investment  goal  is to  provide  high  current  income.  Global  Income  Fund's secondary  investment  goal is to  seek  capital  appreciation,  but  only  when consistent with its principal investment goal. Therefore,  while both Funds seek to provide  high  current  income,  the  primary  difference  between the Funds'
investment  goals  is that the  Trust's  goal is to do so  while  attempting  to preserve capital, but not to seek capital appreciation.

Under  normal  market  conditions,  the Trust  invests at least 65% of its total assets  in debt  securities  issued or  guaranteed  by  governments,  government agencies,  supranational  entities,  political subdivisions and other government entities  ("Government  Entities"),  and also  invests at least 65% of its total assets in investment  grade  Government  Entities and corporate debt  securities
(together, the "Trust Investment Policy").  Effective July 31, 2002, as a matter of  non-fundamental  investment  policy,  subject  to change  only upon 60 days'
notice to shareholders,  the Trust will, under normal  circumstances,  invest at least 80% of its net assets in income-producing  securities issued by Government
Entities.  Under normal market  conditions,  Global Income Fund invests at least
65% of its total assets in debt  securities  issued or  guaranteed by Government
Entities, as well as corporate debt securities,  preferred equity securities and debt  obligations of banks (the "Fund  Investment  Policy").  Effective July 31,
2002, as a matter of non-fundamental  investment policy,  subject to change only upon 60 days'  notice to  shareholders,  Global  Income Fund will,  under normal circumstances,  invest  at  least  80% of its  net  assets  in  income-producing securities.

Although both Funds focus on investments in income-producing  debt securities of
Government Entities,  and have substantially  similar investment  strategies and policies,  there are several  differences  between  the Funds'  policies as they relate  to the  type and  quality  of debt  securities  in  which  each  Fund is permitted to invest. In accordance with the Trust Investment  Policy,  the Trust is required  to invest at least 65% of its total  assets in debt  securities  of
Government  Entities  and at least 65% of its total assets in  investment  grade debt  securities.  In contrast,  Global  Income Fund is not required to invest a specific  percent  of its  assets  in  securities  of  Government  Entities.  In addition, Global Income Fund has no similar limitation on the debt securities it acquires.  Therefore,  Global  Income  Fund  may  invest  in a  wider  range  of lower-rated,  higher-yielding debt securities,  and in greater amounts, than the
Trust. As a result, Global Income Fund may be subject to greater credit risk and volatility  than the Trust to the  extent  Global  Income  Fund  invests in such lower-rated  securities.  Third,  Global  Income  Fund,  in pursuing the capital appreciation  component  of its  investment  goals,  may invest up to 35% of its total assets in dividend-paying common stocks of U.S. and foreign corporations -
the Trust is not so authorized except in limited circumstances.

                                       18

While Global Income Fund's  investment goals and policies permit it to invest in lower-rated  debt securities and common stocks,  such Fund  historically has not been substantially invested in such securities.

For more  information  about the  investment  goals and  policies  of the Funds, please see the  "Comparison  of Investment  Goals and Policies"  section of this
Prospectus/Proxy Statement.

What are the risks of an investment in the Funds?

As with  most  investments,  investments  in the Trust and  Global  Income  Fund involve  risks.  There can be no  guarantee  against  losses  resulting  from an investment in either Fund,  nor can there be any assurance that either Fund will achieve its investment goals.

The risks associated with an investment in each Fund are substantially  similar.
These risks  include the risks of  investing in foreign  securities  and in debt securities,  which include interest rate, income, market and call risks (each of which is described more fully below). Furthermore, both Funds are subject to the credit and related risks of investments in lower-rated debt securities, although these  risks are  potentially  greater  for Global  Income  Fund  because of its ability to invest a greater  portion of its  assets in such  securities.  To the extent Global Income Fund invests in common  stocks,  it will also be subject to general stock market risk.  Both Funds are subject to the risks  associated with being non-diversified, closed-end management investment companies.

Although neither Fund currently does so to a significant  extent,  to the extent the Funds purchase and sell options and futures contracts, or enter into foreign currency exchange contracts,  the Funds may be subject to additional  volatility and potential losses associated with derivatives.

For more  information  about  the risks of the  Funds,  please  see the  section
"Comparison  of  Investment  Goals  and  Policies  - What are the  risk  factors associated with investments in the Funds? "

Who manages the Funds?

The  management  of the business and affairs of the Trust and Global Income Fund is the  responsibility  of the Board of  Trustees  of the Trust and the Board of
Directors of Global Income Fund, respectively.  The composition of the Boards of the Funds is identical,  except that Rupert H. Johnson,  Jr. is a Trustee of the
Trust,  but not a Director  of Global  Income  Fund.  Mr.  Rupert  Johnson is an
Executive  Officer of both  Funds.  Please see  Proposal 1 for more  information about the Trustees of the Trust and Directors of Global Income Fund (information regarding Mr.  Rupert  Johnson is contained in the table  entitled  "Nominee for
Interested  Trustee to serve  until 2005  Annual  Meeting  of  Shareholders"  in
Proposal  1).  Except for Mr.  Rupert  Johnson,  the  Directors,  Trustees,  and
officers  of each Fund  commenced  service  at the same  time.  Both  Funds have staggered Boards, with each Trustee or Director serving an applicable three year term.  The  terms of the  Trustees  are set forth in  Proposal  1. The terms for
Directors Harris J. Ashton, Nicholas F. Brady, S. Joseph Fortunato and Andrew H.
Hines, Jr. expire in 2003. The terms for Directors Frank J. Crothers, Charles B.
Johnson,  Betty P. Krahmer and Fred R.  Millsaps  expire in 2004.  The terms for
Directors Edith E. Holiday,  Gordon S. Macklin and Constantine D.  Tseretopoulos
expire in 2005. These terms continue, however, until successors are duly elected and qualified.

                                       19

Each Fund is a  non-diversified,  closed-end  investment company registered with the SEC. The Trust was organized as a  Massachusetts  business  trust on October
13, 1988. Global Income Fund was organized as a Maryland  corporation on January
28, 1988.

Subject to the supervision of the respective Board,  Advisers manages the assets of each  Fund in  accordance  with  the  Fund's  stated  investment  objectives, policies  and  restrictions  and  makes  investment  decisions  for  each  Fund, including placing purchase and sell orders for securities.2 Advisers' address is
One Franklin Parkway,  San Mateo,  California  94403-1906.  Advisers is a wholly owned subsidiary of Resources.  Resources is a publicly owned company engaged in various aspects of the financial  services  industry  through its  subsidiaries.
Together,   Advisers  and  its  affiliates   serve  as  investment   manager  or
administrator to 53 registered  investment  companies,  with  approximately  162
U.S.-based funds or series.  They have more than $274 billion in combined assets under management for more than 5 million  U.S.-based mutual fund shareholder and other accounts.  The principal  shareholders of Resources are Charles B. Johnson and Rupert H. Johnson, Jr.

The portfolio management team responsible for both the Trust's and Global Income
Fund's day-to-day management is:

     Alexander C. Calvo, Senior Vice President, Portfolio Manager, and Director,
International Bonds Group. Mr. Calvo has been a manager of each Fund since 2001.
He joined Franklin Templeton Investments in 1995.

     Michael  Hasenstab,  Portfolio  Manager/Research  Analyst of Advisers.  Mr.
Hasentstab  has been a  manager  of each Fund  since  February  2002.  He joined
Franklin Templeton Investments in 1995.

Each Fund has a separate management agreement with Advisers under which Advisers receives a management fee based on the following schedule:

----------------------------------
2 Prior to July 2001, investment advisory services were provided to both
Funds by Templeton Investment Counsel, LLC, through its Templeton Global Bond
Managers Division.  Templeton Investment Counsel, LLC assigned both advisory contracts to Advisers, which assumed the contracts without any resulting
"change in control" of the investment adviser within the meaning of the 1940
Act.  Members of the investment management team previously employed by
Templeton Investment Counsel, LLC continue to be responsible for the Trust's and Global Income Fund's day-to-day management.

                                       20

        ---------------------------------------------------------------
        Annual Rate       Average Daily Net Assets
        ---------------------------------------------------------------
        0.55%             First $200 million
        0.50%             Over $200 million
        ---------------------------------------------------------------

Global Income Fund also pays a separate administration fee to Franklin Templeton
Services, LLC ("FT Services") equal to:

        ---------------------------------------------------------------
        Annual Rate       Average Daily Net Assets
        ---------------------------------------------------------------
        0.15%             First $200 million
        0.135%            Over $200 million, up to and including $700 million
        0.10%             Over $700 million
        ---------------------------------------------------------------

The Trust pays a separate administration fee to FT Services equal to:

        ---------------------------------------------------------------
        Annual Rate       Average Daily Net Assets
        ---------------------------------------------------------------
        0.25%             All assets
        ---------------------------------------------------------------

FT Services has a  Sub-Administration  Agreement with Morgan  Stanley  Advisors,
Inc.  ("MS  Advisors"),  whereby MS  Advisors  provides  certain  administrative services.  FT  Services  pays MS Advisors  an  administrative  fee monthly at an annual rate of 0.15% per year of the Trust's average daily net assets.

What are the fees and  expenses  of each Fund and what  might  they be after the
Transaction?

The following  table describes the fees and expenses that you may pay if you buy and hold  shares of the Trust or Global  Income  Fund.  The table also shows the estimated  expense levels for Global Income Fund after the Transaction  based on expenses  incurred  for the  twelve-month  period ended  February 28, 2002.  The purpose of the table is to assist you in  understanding  the  various  costs and expenses that you will bear directly or indirectly.

                                    Fee Table
                                       for
                        The Trust and Global Income Fund

                                                 ----------------------------------------
                                                                             Global Income
                                                               Global            Fund
                                                  The Trust  Income Fund   After Transaction
                                                 ----------------------------------------

Shareholder Transaction Expenses*
Sales Load
 (as a percentage of offering price)                None         None           None
Dividend Reinvestment and Cash Purchase Plan        None        $5.00          $5.00
 Fees**

Annual Expenses
(as percentage of net assets attributable to
 common shares)
Management Fees                                    0.54%        0.50%          0.50%
Other Expenses***                                  0.42%        0.25%          0.25%
                                                 ----------------------------------------
Total Annual Expenses                              0.96%        0.75%          0.75%
                                                 ----------------------------------------

                                       21

*  Information  provided is for each Fund's shares for the 12 month period ended
February 28, 2002. The pro forma combined  expenses are based on the average net assets of the Funds as of February 28, 2002.
** Only Global Income Fund has a Cash Purchase Plan.
*** Other expenses include  administration  fees, transfer agent fees, custodian fees,  registration and filing fees,  professional  fees and  Trustees/Directors fees and expenses.

Example

This  example can help you compare the cost of  investing  in the Trust with the cost of investing in Global Income Fund. It assumes:

[_]     You invest $1,000 for the periods shown;
[_]     Your investment has a 5% return each year;
[_]     The Fund's operating expenses remain the same each year; and
[_]     You sell your shares at the end of the periods shown.

Although your actual costs may be higher or lower,  based on these  assumptions, your costs would be:

                               1 Year      3 Years     5 Years    10 Years
                               ------      -------     -------    --------
The Trust                       $9.79      $30.58      $53.09      $117.81

Global Income Fund              $7.66      $23.97      $41.69       $93.03

Projected Global Income Fund    $7.66      $23.97      $41.69       $93.03
 (after Transaction)

How do the performance records of the Funds compare?

The table below  provides  performance data for periods ended  February 28, 2002 based on each Fund's net asset value and market value. Past performance is not a guarantee of future  results,  and it is not possible to predict  whether or not performance will be affected by the Transaction.

                                      The Trust                   Global Income Fund
                                      ---------                    ------------------

Net Asset Value             Cumulative    Average Annual     Cumulative    Average Annual
---------------             ----------    --------------     ----------    --------------
one year                       7.84%          7.84%             8.61%          8.62%
three year                    17.31%          5.46%            19.53%          6.13%
five year                     23.70%          4.35%            28.76%          5.19%
since inception (1)          138.90%          6.78%           175.10%          7.52%

                                       22

                                   The Trust             Global Income Fund
                                   ---------             ------------------

Market Value                Cumulative    Average Annual     Cumulative    Average Annual
---------------             ----------    --------------     ----------    --------------
one year                      11.03%         11.03%            13.27%         13.28%
three year                    20.31%          6.36%            29.41%          8.97%
five year                     29.83%          5.36%            39.65%          6.91%
since inception(1)           111.47%          5.81%           147.06%          6.70%

(1) The inception  date for the Trust is November 22, 1988.  The inception  date for Global Income Fund is March 17, 1988.

Shares of closed-end  investment  companies,  such as the Funds, have frequently traded  at a  discount  from net  asset  value.  This  characteristic  is a risk separate  and  distinct  from the risk  that the  Funds'  net asset  values  may decrease,  and this risk may be greater for shareholders expecting to sell their shares in a relatively short period.

During the period  since  inception  of the  Funds,  the Funds have  traded at a premium from time to time;  however,  since 1993,  the shares of both Funds have generally  traded at a discount to net asset value,  and do so currently.  It is not  possible  to state  whether  shares of Global  Income  Fund will trade at a premium or discount to net asset value following the Transaction,  or the extent of any such premium or discount.

The following table shows the history of public trading of the Trust's shares by quarter for the last two fiscal  years and the first two quarters of the Trust's current fiscal year.

                         Net Asset Value      Market Price     Percentage Discount
                         ---------------      ------------     -------------------
Quarter Ended            High       Low      High      Low        High      Low
-------------            ----       ---      ----      ---        ----      ---

November 30, 1999        $7.15     $6.94   $6.4380   $5.8750      9.96%    15.35%
February 29, 2000        $7.04     $6.83   $6.1250   $5.6250     13.00%    17.64%
May 31, 2000             $6.94     $6.41   $5.8130   $5.3130     16.24%    17.11%
August 31, 2000          $6.76     $6.54   $6.0000   $5.4380     11.24%    16.85%
November 30, 2000        $6.60     $6.24   $5.9380   $5.4380     10.03%    12.85%
February 28, 2001        $6.75     $6.33   $6.1400   $5.5630      9.04%    12.12%
May 31, 2001             $6.62     $6.22   $6.1800   $5.6700      6.65%     8.84%
August 31, 2001          $6.49     $6.12   $6.1300   $5.6800      5.55%     7.19%
November 30, 2001        $6.54     $6.37   $6.2700   $5.9400      4.13%     6.75%
February 28, 2002        $6.57     $6.40   $6.3300   $6.0000      3.65%     6.25%

The  following  table shows the history of public  trading of Global Income Fund
Shares by quarter  for the last two fiscal  years and the first two  quarters of
Global Income Fund's current fiscal year.

                                       23

                         Net Asset Value      Market Price       Percentage Discount
                         ---------------      ------------       -------------------

Quarter Ended            High       Low      High      Low        High      Low
-------------            ----       ---      ----      ---        ----      ---

November 30, 1999        $7.59     $7.39   $6.6250   $6.1250     12.71%    17.12%
February 29, 2000        $7.50     $7.28   $6.1250   $5.8130     18.33%    20.15%
May 31, 2000             $7.37     $6.84   $6.0630   $5.5000     17.73%    19.59%
August 31, 2000          $7.23     $7.05   $6.3750   $5.8130     11.83%    17.55%
November 30, 2000        $7.12     $6.72   $6.2500   $5.8130     12.22%    13.50%
February 28, 2001        $7.30     $6.86   $6.6800   $5.8130      8.49%    15.26%
May 31, 2001             $7.17     $6.76   $6.7200   $6.1000      6.28%     9.76%
August 31, 2001          $7.01     $6.61   $6.5800   $6.1900      6.13%     6.35%
November 30, 2001        $7.08     $6.90   $6.7900   $6.2400      4.10%     9.57%
February 28, 2002        $7.11     $6.95   $6.8300   $6.2800      3.94%     9.64%

As of March 26, 2002, the net asset value of a share of the Trust was $6.50, and the market price per share was $6.3500. As of the same date, the net asset value of a share of Global  Income  was  $6.50 and the  market  price per  shares  was
$6.800.

What are the financial highlights of each Fund?

The tables below set forth  certain  specified  information  for a share of each
Fund  outstanding  through  each  period  presented.  Except  where  noted,  the information  for each  fiscal year end has been  audited.  This  information  is derived from  financial and  accounting  records of each Fund.  The  information should be read in conjunction with the financial  statements and notes contained in each Fund's Annual Report.  Global Income Fund's Annual Report for the fiscal year ended August 31, 2001 is attached as Exhibit B.

TEMPLETON GLOBAL INCOME FUND, INC.
Financial Highlights

                                                                     YEAR ENDED AUGUST 31,
                                                 ------------------------------------------------------------
                                        Period       2001        2000        1999        1998        1997
                                       Sept. 1,
                                         2001-
                                       Feb. 28,
                                         2002
                                      (unaudited)
                                     ------------------------------------------------------------------------
Per Share Operating Performance+
(For a share outstanding throughout
  the year)
Net asset value, beginning of year...    $6.99       $7.06       $7.50       $7.67       $8.35       $8.34
                                     ------------------------------------------------------------------------

Income from investment operations:
  Net investment income..............      .22(b)      .56         .60         .61         .60         .60
  Net realized and unrealized gains        .14(b)     (.11)       (.46)       (.18)       (.71)        .01
   (losses)..........................
                                     ------------------------------------------------------------------------

Total from investment operations.....      .36         .45         .14         .43        (.11)        .61
                                     ------------------------------------------------------------------------

Capital share repurchases............       --         .03         .02         .01         .03          --
                                     ------------------------------------------------------------------------
Less distributions from:
  Net investment income..............     (.27)       (.31)       (.60)       (.60)       (.60)       (.60)
  Net realized gains.................       --          --          --        (.01)         --          --
  Tax return of capital..............       --        (.24)         --          --          --          --
                                     ------------------------------------------------------------------------
Total distributions..................     (.27)       (.55)       (.60)       (.61)       (.60)       (.60)
                                     ------------------------------------------------------------------------
Net asset value, end of year.........    $7.08       $6.99       $7.06       $7.50       $7.67       $8.35
                                     ========================================================================
Market value, end of year (a)........  $6.8000     $6.5500     $6.1875     $6.5625     $6.4375     $7.5625
                                     ========================================================================
Total Return (based on market value
 per share)*.........................      5.5%      15.44%       3.97%      11.29%     (7.69)%      17.12%

Ratios/Supplemental Data
  Net assets, end of year  (000's)..  $773,746    $763,696    $797,122    $862,788    $891,785  $1,002,756
Ratios to average net assets: **
  Expenses.........................        .73%        .75%        .75%        .76%        .74%        .75%
  Net investment income............       6.43%(b)    8.11%       8.12%       7.70%       7.26%       7.05%
Portfolio turnover rate............      49.03%      66.27%     110.36%      66.07%      74.55%     191.83%

+    Based on average  weighted shares  outstanding  effective year ended August
     31, 1999.
(a)  Based on the last sale on the NYSE.
(b)  The  AICPA  Audit  and  Accounting   Guide  of  Investment   Companies  was
     implemented,  resulting in the increase  (decrease)  to the  following  per share operating  performance and ratio of net investment  income to average net assets for the period ended February 28, 2002:
        Net investment income per share.......................................$(0.05)
        Net realized and unrealized (losses) per share........................  0.05
        Ratio of net investment income to average net assets.................. (1.31)%**
*    Total Return is not annualized.
**   Annualized.

                                       24

                                                                     YEAR ENDED AUGUST 31,
                                                 ------------------------------------------------------------
                                                     1996        1995       1994*        1993        1992
                                                 ------------------------------------------------------------
Per Share Operating Performance
(For a share outstanding throughout the year)
Net asset value, beginning of year............       $8.00       $7.89       $8.57       $8.86       $8.48
                                                 ------------------------------------------------------------

Income from investment operations:
  Net investment income.......................         .63         .64         .67         .79         .84
  Net realized and unrealized gain (loss).....         .31         .11        (.75)       (.36)        .38
                                                 ------------------------------------------------------------

Total from investment operations..............         .94         .75        (.08)        .43        1.22
                                                 ------------------------------------------------------------
Distributions:
  Dividends from net investment income........        (.41)       (.64)       (.06)       (.64)       (.84)
  Distributions from net realized gains.......          --          --        (.12)       (.06)         --
  Tax basis return of capital.................        (.19)         --        (.42)       (.02)         --
                                                 ------------------------------------------------------------
Total distributions...........................        (.60)       (.64)       (.60)       (.72)       (.84)
                                                 ------------------------------------------------------------
Change in net asset value.....................         .34         .11        (.68)       (.29)        .38
                                                 ------------------------------------------------------------
Net asset value, end of year..................       $8.34       $8.00       $7.89       $8.57       $8.86
                                                 ============================================================
Market value, end of year+....................       $7.00       $6.75       $6.81       $8.00      $9.375
TOTAL RETURN
Based on market value per share...............       12.75%       8.80%     (7.64)%     (7.07)%      21.30%
Based on net asset value per share............       13.34%      11.30%      (.15)%       5.34%      14.90%

Ratios/Supplemental Data
Net assets, end of year (000).................   $1,004,60    $964,013    $949,850  $1,032,770  $1,055,456
Ratio of expenses to average net assets.......         .72%        .78%        .79%        .79%        .81%
Ratio of net investment income to average
net assets....................................        7.67%       8.19%       8.17%       9.40%       9.68%
Portfolio turnover rate.......................      112.59%     104.37%     138.34%     264.61%     189.94%

*  Based on weighted average shares outstanding.
+  Unaudited.

                                       25

TEMPLETON GLOBAL GOVERNMENTS INCOME TRUST
Financial Highlights

                                                                      YEAR ENDED AUGUST 31,
                                                 ------------------------------------------------------------
                                        Period       2001        2000        1999        1998        1997
                                       Sept. 1,
                                      2001- Feb.
                                       28, 2002
                                     (unaudited)
                                     ------------------------------------------------------------------------
Per Share Operating Performance+
(For a share outstanding
throughout the year)
Net asset value, beginning of year...    $6.45       $6.54       $7.04       $7.25       $7.98       $8.01

                                     ------------------------------------------------------------------------

Income from investment
operations:..........................
  Net investment income..............      .20(b)      .50         .55         .56         .55         .56
  Net realized and unrealized
   gains (losses)....................      .10(b)     (.11)       (.46)       (.17)       (.69)        .01
                                     ------------------------------------------------------------------------

Total from investment operations.....      .30         .39         .09         .39        (.14)        .57
                                     ------------------------------------------------------------------------
Capital share repurchases............       --         .02         .01          --         .01          --
                                     ------------------------------------------------------------------------
Less distributions from:
  Net investment income..............     (.24)       (.19)       (.55)       (.60)       (.45)       (.56)
  Net realized gains.................       --          --          --          --        (.02)       (.03)
  Tax return of capital..............       --        (.31)       (.05)         --        (.13)       (.01)
                                     ------------------------------------------------------------------------
Total distributions..................     (.24)       (.50)       (.60)       (.60)       (.60)       (.60)
                                     ------------------------------------------------------------------------
Net asset value, end of year.........    $6.51       $6.45       $6.54       $7.04       $7.25       $7.98
                                     ========================================================================
Market value, end of year (a)........  $6.2000     $6.1300     $5.8125     $6.1250     $6.0625     $7.5625
                                     ========================================================================
Total Return (based on market
 value per share)....................     5.10%      14.93%       4.90%      10.49%     (13.02)%     15.01%

Ratios/Supplemental Data
  Net assets, end of year
  (000's)............................ $141,393    $139,933    $145,628    $159,448    $164,196    $182,223
Ratios to average net assets:*
  Expenses...........................      .94%**      .95%        .98%       1.02%       1.02%        .97%
  Net investment income..............     6.26%**(b)  7.78%       7.96%       7.51%       6.98%       6.90%
Portfolio turnover rate..............    44.64%      58.22%      95.04%      55.00%      52.28%     197.82%

+    Based on average  weighted shares  outstanding  effective year ended August
     31, 1999.
(a)  Based on the last sale on the NYSE.
(b)  The  AICPA  Audit  and  Accounting   Guide  of  Investment   Companies  was
     implemented,  resulting in the increase  (decrease)  to the  following  per share operating  performance and ratio of net investment  income to average net assets for the period ended February 28, 2002:
        Net investment income per share..................................$(0.04)
        Net realized and unrealized (losses) per share...................  0.04
        Ratio of net investment income to average net assets............. (1.30)%**
*    Total Return is not annualized.
**   Annualized.

                                       26

                                                                        YEAR ENDED AUGUST 31,
                                                 ------------------------------------------------------------
                                                     1996        1995       1994*        1993        1992
                                                 ------------------------------------------------------------
Per Share Operating Performance
(For a share outstanding throughout the
year)
Net asset value, beginning of year...............    $7.71       $7.56       $8.37       $9.04       $8.54
                                                 ------------------------------------------------------------

Income from investment operations:
  Net investment income..........................      .60         .64         .64         .74         .84
  Net realized and unrealized gains (loss).......      .30         .15        (.81)       (.55)        .50
                                                 ------------------------------------------------------------

Total from investment operations.................      .90         .79        (.17)        .19        1.34
                                                 ------------------------------------------------------------
Distributions:
  Dividends from net investment income...........     (.35)       (.59)         --        (.53)       (.84)
  Distributions from net realized gains..........       --          --        (.07)       (.21)         --
  Amount in excess of net investment income......       --        (.05)       (.05)       (.06)         --
  Tax basis return of capital....................     (.25)         --        (.52)       (.06)         --
                                                 ------------------------------------------------------------
Total distributions..............................     (.60)       (.64)       (.64)       (.86)       (.84)
                                                 ------------------------------------------------------------
Change in net asset value........................      .30         .15        (.81)       (.67)        .50
                                                 ------------------------------------------------------------
Net asset value, end of year.....................    $8.01       $7.71       $7.56       $8.37       $9.04
                                                 ============================================================
Market value, end of year+.......................   $7.125       $7.00       $6.63       $8.63       $9.75
TOTAL RETURN
Based on market value per share..................    10.66%      15.87%    (16.41)%      (2.15)%     17.02%
Based on net asset value per share...............    12.95%      11.92%     (1.71)%       2.46%      16.03%

Ratios/Supplemental Data
Net assets, end of year  (000) .................. $183,011    $176,212    $172,586    $190,358    $200,814
Ratio of expenses to average net assets..........      .96%       1.03%       1.06%       1.05%       1.08%
Ratio of net investment income to average
net assets.......................................     7.50%       8.43%       8.04%       8.83%       9.40%
Portfolio turnover rate...........................  116.55%     111.03%     134.83%     279.24%     306.92%

*    Based on weighted average shares outstanding.
+    Unaudited.

Where can I find more performance and financial information about the Funds?

Historical performance and financial data can be found for Global Income Fund in its Annual  Report to  Shareholders  for the fiscal year ended  August 31, 2001, which is  included  as  Exhibit B and is  incorporated  by  reference  into this
Prospectus/Proxy  Statement.  Similar  information for the Trust can be found in its Annual  Report to  Shareholders  for the fiscal year ended  August 31, 2001, which is incorporated by reference into the SAI, has previously been supplied to
Trust Shareholders,  and is available upon request.  Additional  performance and financial  data for each  Fund  can  also be  found in the  unaudited  financial statements  for the period ended  February  28, 2002,  which are attached to and made a part of the SAI. For instructions on how to obtain additional information about the Funds, see the "Further  Information  About Global Income Fund and the
Trust" section of this Prospectus/Proxy Statement.

What are other key features of the Funds?

Transfer  Agency   Services.   The  transfer   agent,   registrar  and  dividend
disbursement  agent for Global Income Fund is Mellon  Investor  Services LLC, 85
Challenger  Road,  Overpeck  Center,  Ridgefield  Park,  New Jersey  07660.  The
transfer  agent,  registrar  and  dividend  disbursement  agent for the Trust is
Morgan Stanley Trust,  Harborside  Financial Center, Plaza Two, Jersey City, New
Jersey 07311-3977.

Custody Services.  JP Morgan Chase Bank,  MetroTech Center,  Brooklyn,  New York
11245, acts as the custodian of the securities and other assets of Global Income
Fund and of the Trust.

                                       27

Administrative  Services.  FT Services,  a wholly owned  subsidiary of Resources with offices at One Franklin Parkway, San Mateo, California 94403-1906, provides certain  administrative  services  to  Global  Income  Fund  and  to  the  Trust including: (i) providing office space, telephone,  office equipment and supplies for the Fund;  (ii)  providing  trading desk  facilities  for the Fund,  (unless provided by the Fund's investment adviser);  (iii) authorizing  expenditures and approving  bills  for  payment  on  behalf of the  Fund;  (iv)  supervising  the preparation of periodic reports to shareholders,  notices of dividends,  capital gains  distributions and tax credits,  and attending to correspondence and other communications with individual shareholders;  (v) coordinating the daily pricing of the Fund's  investment  portfolio,  providing  fund  accounting  services and coordinating trade settlements; (vi) monitoring relationships with other service providers  to the Fund;  (vii)  supervising  compliance  by the Fund,  including compliance  with the  federal  securities  laws,  federal  tax  laws,  and other applicable  state and federal laws,  maintaining  books and records for the Fund
(other than those maintained by the custodian and transfer agent), and preparing and  filing  of tax  reports,  as  well as  providing  executive,  clerical  and secretarial  personnel  needed to carry out and support  services  incidental to
carrying  out  the  above   responsibilities.   In   addition,   pursuant  to  a
Sub-Administration  Agreement with MS Advisors, 1221 Avenue of the Americas, New
York, New York 10020, MS Advisors  provides certain  administrative  services to the Trust.

Share  Repurchase  Program.  The Board of  Trustees  and the Board of  Directors
previously  authorized an open-market share repurchase program pursuant to which
each  Fund  may  purchase,   from  time  to  time,  its  shares  in  open-market
transactions,  at the discretion of management.  This  authorization  remains in effect for Global Income Fund. The Trust's  open-market share repurchase program was discontinued,  however, by the Board of Trustees in January 2002 in order to help  preserve the  tax-free  status of the  Transaction.  In the event that the
Transaction  is not  approved by Trust  Shareholders,  the Board of Trustees may reinstate  the share  repurchase  program or recommend a similar  program in the future,  depending upon market conditions and regulatory and tax considerations.
For more information about the Funds' share repurchase programs,  please see the
"SHARE REPURCHASE PROGRAM" section of the SAI.

Dividends and  Distributions.  Each Fund has a policy of distributing all of its net  investment  income  monthly  on a level  basis.  The Board of each Fund has established  a policy to permit the Fund to pay  ongoing  dividends,  on a level basis,  to the extent the Fund's  Treasurer  believes it is reasonable to do so.
Global Income Fund  currently pays a monthly  dividend of $0.045 per share;  the
Trust  currently pays a monthly  dividend of $0.04 per share.  The Board of each
Fund  reviews  the  level of  monthly  dividends  on a  continuing  basis at its regularly  scheduled  board  meetings.  In  order  to  preserve  its  policy  of maintaining a stable monthly dividend, current dividends being paid by each Fund may be in excess of the Fund's current investment company taxable income,  which includes current estimated currency gains and losses. Accordingly, each Fund may declare a return of capital for its current fiscal year.

Each Fund  distributes  its net realized  short-term and net realized  long-term capital gains at least annually.  The amount of any distributions will vary, and there is no guarantee  that a Fund will pay either  income  dividends or capital gain distributions. Global Income Fund expects to maintain this general dividend policy after the  completion of the  Transaction  and to continue to qualify for treatment under Part I of Subchapter M of the Internal  Revenue Code of 1986, as
amended (the "Code").

Dividends and distributions from the Funds,  whether you receive them in cash or in  additional  shares,  are generally  subject to federal  income tax as either ordinary income or capital gains.  Shareholders who are generally not subject to income tax,  however,  may not be required to pay income taxes on such dividends and  distributions.  Each Fund will send you a statement  annually that reflects the tax status of distributions received from that Fund.

                                       28

Dividend  Reinvestment  Plan. Global Income Fund offers a dividend  reinvestment and cash  purchase  plan  pursuant to which  shareholders  may elect to have all distributions  automatically  reinvested  by Mellon  Securities  Trust  Company,
Global Income Fund's plan agent.  Participants in Global Income Fund's Plan also have the  option of  submitting  additional  payments  to the plan agent for the purchase of  additional  Global  Income Fund Shares for his or her  account,  an option that,  if the  Transaction  is approved,  will become  available to Trust
Shareholders  after the  exchange  of their  shares for shares of Global  Income
Fund. The Trust has also  established a dividend  reinvestment  plan pursuant to which all of its dividends and  distributions  are  automatically  reinvested in additional  shares by Morgan  Stanley Dean Witter Trust (FSB),  the Trust's plan agent, unless Trust Shareholders elect to receive dividends and distributions in cash. With the exception of the fact that Global Income Fund  shareholders  must affirmatively elect to participate in its plan and the cash purchase option, the plans are substantially similar. For more information about Global Income Fund's plan,  please see Global Income Fund's  Annual  Report to  Shareholders  for the
fiscal year ended August 31, 2001, which is included with this  Prospectus/Proxy
Statement  as  Exhibit  B  and  incorporated  by  reference  herein.   For  more
information  about the  differences  between  the Funds'  dividend  reinvestment plans,  please see the "GENERAL  INFORMATION  ABOUT THE FUNDS --  Comparison  of
Dividend Reinvestment Plans" section of the SAI.

                           Reasons for the Transaction

The Board of  Trustees  has  recommended  the sale of  substantially  all of the
Trust's  assets to Global Income Fund in exchange for Global Income Fund Shares,
and  the  distribution  of  such  shares  to  Trust   Shareholders  in  complete
liquidation  and  dissolution  of the  Trust,  in an  effort  to gain  portfolio management  efficiencies and possible expense reductions from the combination of the Trust with a fund that historically has been managed in a similar fashion.

Meetings of the Board of Trustees  were held on January 4, 2002 and February 26,
2002 to consider the proposed Transaction.

The Board of Trustees  requested and received from  Advisers  written  materials containing  relevant  information  about  Global  Income  Fund and the  proposed
Transaction,  including  fee and  expense  information  on an actual  and future estimated basis, and comparative  performance data. The Independent Trustees and the Board of Trustees also were advised on this matter by independent counsel.

The  Board of  Trustees  considered  the  potential  benefits  and  costs of the
Transaction  to Trust  Shareholders.  The Board of  Trustees  reviewed  detailed information  about:  (1) the investment goals and policies of Global Income Fund as compared to the Trust;  (2) the  portfolio  management of Global Income Fund;
(3) the comparative  short-term and long-term  investment  performance of Global
Income Fund and the Trust;  (4) the current expense ratios of Global Income Fund and the Trust;  (5) the  expenses  related to the  Transaction;  and (6) the tax consequences of the Transaction.

                                       29

The Board of Trustees  specifically  considered that the Funds historically have been managed in a substantially similar fashion and are currently managed by the same  portfolio  management  team.  Combining the Funds could enhance  portfolio management by increasing Global Income Fund's asset base. The increased size may be beneficial to  shareholders  because  spreading  fixed expenses over a larger asset base potentially  could reduce expenses.  In addition,  Global Income Fund historically  has had a lower  expense  ratio than the  Trust.  As of August 31,
2001,  the Funds' fiscal year ends, the Trust and Global Income Fund had expense ratios of 0.95% and 0.75%,  respectively.  Based on asset  levels as of November
30, 2001, the Trust's  projected expense ratio for the fiscal year ending August
31, 2002 is 1.00%,  while Global Income Fund's  expense ratio is projected to be
0.76%.  Based on the  November  30, 2001 asset  levels,  after the  Transaction, however,  Global Income Fund's  expenses are projected to be 0.75%. In addition, for the  periods  reviewed  by the Board of  Trustees,  Global  Income  Fund has
historically  outperformed  the Trust on both a net asset value and market price basis.

Based upon their evaluation of the relevant  information  presented to them, and in light of their fiduciary  duties under federal and state law, the Trustees of the  Trust,  including  all of the  Independent  Trustees,  concluded  that  the
Transaction is in the best interests of Trust  Shareholders and that no dilution of value would result to Trust  Shareholders  from the Transaction.  On February
26, 2002,  the Board of Trustees,  including  all of the  Independent  Trustees, approved  the Plan and  decided to  recommend  that Trust  Shareholders  vote to approve the Transaction.

The Board of  Directors  of Global  Income Fund also  reviewed  and approved the
Transaction.  The Board of Directors,  in approving the transaction,  considered that the  increased  size may be beneficial to  shareholders  because  spreading fixed expenses over a large asset base is likely to result in reduced  expenses.
The Board of Directors  concluded that the  Transaction is in the best interests of the  shareholders  of Global  Income Fund and that no dilution of value would result to the shareholders of Global Income Fund from the Transaction.

             FOR THE REASONS DISCUSSED ABOVE, THE BOARD OF TRUSTEES
               UNANIMOUSLY RECOMMENDS THAT YOU VOTE FOR THE PLAN.

                        Information About the Transaction

This is only a summary of the Plan and is qualified in its entirety by reference to the Plan. You should read the actual Plan, which is attached as Exhibit A.

How will the Transaction be carried out?

If Trust  Shareholders  approve  the Plan,  the  Transaction  will take place if
certain  conditions  set  forth  in  the  Plan  are  satisfied,   including  the
declaration  of a  distribution  by the Trust prior to the Closing  Date and the delivery  of certain  documents,  including  an  opinion  in form and  substance reasonably  satisfactory  to the Trust and Global Income Fund to the effect that the Transaction is expected to constitute a tax-free  reorganization for federal income  tax  purposes.  If Trust  Shareholders  do not  approve  the  Plan,  the
Transaction will not take place.

                                       30

The Trust and Global Income Fund will mutually  agree upon the Closing Date. The
Transaction  currently is scheduled to occur at the close of business on [August
30], 2002, but may occur as of any later date otherwise  agreed to by the Funds.
On the Closing Date, the relative value of the assets of the Trust and of Global
Income Fund and their respective shares will be measured to determine the number of Global  Income Fund Shares each Trust  Shareholder  is entitled to receive in the Transaction.

The  Plan  provides   that  on  the  Closing  Date,   the  Trust  will  transfer
substantially  all of its assets to Global  Income Fund in  exchange  for Global
Income Fund  Shares.  The net asset  values of both  Global  Income Fund and the
Trust will be computed as of 4:00 p.m. Eastern time on the Closing Date.  Global
Income Fund will  deliver to the Trust that number of Global  Income Fund Shares which,  based on the relative  net asset  values of the two Funds,  will have an aggregate  net asset value equal to that of the aggregate net asset value of the outstanding Trust shares.  The Trust will then distribute the Global Income Fund
Shares pro rata to each Trust  Shareholder  in exchange  for that  shareholder's
Trust  shares so that Trust  Shareholders  will hold  Global  Income Fund Shares having the same net asset  aggregate  value as of the Closing  Date as the Trust shares they have exchanged. The Trust will then be liquidated and dissolved.

What are some of the other important terms of the Plan?

Pursuant  to  the  terms  of the  Plan,  the  Plan  may be  terminated  and  the
Transaction   abandoned   at  anytime   (before  or  after   approval  by  Trust
Shareholders)  by (1) the mutual consent of the Funds (through their  respective
Boards),  or (2) by either Fund if any  condition to its  obligations  under the
Plan have not been fulfilled or waived. In addition,  if the Transaction has not been completed by [______ __], 2002, the Plan will automatically terminate as of that date unless a later date is mutually agreed to by the Funds' Boards. In the event  the  Plan  is so  terminated,  expenses  incurred  to the  date  of  such termination  will be borne by one-quarter by Global Income Fund,  one-quarter by the Trust and one-half by Advisers, as investment adviser to both Funds.

At anytime prior to the Closing Date, any of the terms or conditions of the Plan may be waived by the party who is entitled to the benefit thereof so long as its
Board determines that such waiver will not have a material adverse effect on the benefits intended under the Plan for its shareholders. In addition, the Plan may be amended only by the mutual consent of the Funds.

Upon completion of the Transaction,  the various  representations and warranties made by the Funds to each other under the Plan will expire and terminate, and no party thereafter  shall have any liability with respect to such  representations and warranties.

Who will pay the expenses of the Transaction?

The expenses resulting from the Transaction will be shared one-quarter by Global
Income Fund,  one-quarter  by the Trust and one-half by Advisers,  as investment adviser to both Funds. The expenses  resulting from the  Transaction,  including the costs of the proxy solicitation,  are estimated to be $244,755, of which the
Trust will pay $61,189.

                                       31

What are the tax consequences of the Transaction?

The Transaction is intended to qualify as a tax-free  reorganization for federal income  tax  purposes  under  Section  368(a)(1)  of the Code.  Based on certain assumptions and representations  received from the Trust and Global Income Fund, it is the  opinion of  Stradley,  Ronon,  Stevens & Young,  LLP,  counsel to the
Funds,  that Trust  Shareholders will not recognize any gain or loss for federal income tax purposes as a result of the exchange of their shares of the Trust for
Global  Income  Fund  Shares  and  that  neither  Global  Income  Fund  nor  its shareholders  will  recognize any gain or loss upon Global Income Fund's receipt of the assets of the Trust.  In addition,  the holding  period and aggregate tax basis for Global  Income Fund Shares  that are  received by a Trust  Shareholder will be the same as the holding  period and aggregate tax basis of shares of the
Trust previously held by such shareholder.

After the  Transaction,  you will  continue to be  responsible  for tracking the adjusted basis and holding period of your shares for federal income tax purposes and you should  consult your tax adviser  regarding  the effect,  if any, of the
Transaction in light of your particular  circumstances.  You should also consult your tax adviser regarding the state and local tax consequences,  if any, of the
Transaction  because  this  discussion  only  relates to the federal  income tax consequences.

What should I know about Global Income Fund Shares?

Global  Income  Fund  Shares  will be  distributed  to  Trust  Shareholders  and generally,  except as described  below under "Further  Information  about Global
Income Fund and The Trust," have the same legal characteristics as the shares of the  Trust  with  respect  to such  matters  as  voting  rights,  assessibility, conversion rights, and transferability.  Global Income Fund Shares are traded on the NYSE under the symbol  "GIM" and are also  listed and traded on the  Pacific
Exchange.  Like the Trust,  Global Income Fund has only one class of shares.  As promptly as is  practicable  after the Closing,  each holder of any  outstanding certificate or certificates  representing  shares of the Trust shall be entitled to surrender  those  certificates  to Global  Income  Fund's  transfer  agent in exchange for the number of Global  Income Fund Shares into which their shares of the Trust,  as represented by the  certificate or  certificates  so surrendered, shall have been converted.  Certificates for Global Income Fund Shares shall not be  issued,  unless  specifically  requested  by a  shareholder.  Following  the
Closing, until outstanding certificates for shares of the Trust are surrendered, certificates for shares of the Trust shall be deemed, for all Global Income Fund purposes,  to evidence ownership of the appropriate number of Global Income Fund
Shares into which the shares of the Trust have been converted.

What are the capitalizations of the Funds and what might the capitalization be after the Transaction?

The following table sets forth, as of February 28, 2002, the  capitalization  of
Global  Income  Fund  and  the  Trust.   The  table  also  shows  the  projected
capitalization  of Global Income Fund as adjusted to give effect to the proposed
Transaction.  The capitalization of Global Income Fund is likely to be different when the Transaction is consummated.

                                       32

                                                                    Global Income Fund
                              Trust       Global Income Fund    Projected After Transaction
                           (unaudited)        (unaudited)              (unaudited)
                           -----------    ------------------    ---------------------------
Net Assets                $141,392,697       $773,746,482              $915,016,801

Net Asset Value Per Share    $6.51               $7.08                    $7.08

Shares Outstanding         21,703,021         109,243,000               129,205,077

                 Comparison of Investment Goals and Policies

This section describes the principal investment policies of the Trust and Global
Income Fund, and certain noteworthy differences between the investment goals and policies of the two Funds. Both Funds are non-diversified, closed-end management investment  companies  registered  under the 1940  Act.  The  investment  goals, certain  investment  policies and all investment  restrictions  of each Fund are fundamental,  which  means that they cannot be changed  without the  affirmative vote of a majority of a Fund's outstanding  voting securities.  A "majority of a
Fund's  outstanding  voting securities" means the affirmative vote of the lesser of: 67% of the shares of that Fund  represented  at a meeting at which more than
50% of the outstanding shares of that Fund are represented,  or more than 50% of the Fund's  outstanding  shares.  Unless  otherwise  noted, the other investment policies of each Fund are non-fundamental and may be changed without shareholder approval.

Are there any significant differences between the investment goals and principal investment policies of the Funds?

The  Trust's  investment  goal is to  provide  a high  level of  current  income
consistent  with  preservation  of  capital.   Global  Income  Fund's  principal
investment  goal  is to  provide  high  current  income.  Global  Income  Fund's secondary  investment  goal is to  seek  capital  appreciation,  but  only  when consistent with its principal  investment goal. While both Funds seek to provide high current income,  the primary difference between the Funds' investment goals is  that  the  Trust  is  managed  to  preserve  capital,  not to  seek  capital appreciation.

As described  below,  while the  principal  investment  policies  that the Funds follow  to  achieve  their  investment  goals are very  similar,  there are some differences. In the case of the Trust, as fundamental investment policies, under normal market conditions, the Trust invests at least 65% of its total assets in:
(i) debt  securities  issued or  guaranteed by  Governments  Entities of various nations  throughout  the world;  (ii) debt  securities  issued or  guaranteed by
Government  Entities of at least three countries (one of which may be the United
States);  and (iii)  investment  grade  debt  securities  (together  the  "Trust
Investment  Policy").  Other fundamental  investment policies provide that up to
35% of the Trust's total assets may be invested in high-yielding, lower-rated or unrated  securities or in U.S. and foreign  corporate debt and preferred  equity securities.  Effective July 31, 2002, as a matter of non-fundamental  investment policy, the Trust will, under normal  circumstances,  invest at least 80% of its net assets in income-producing securities issued by Government Entities.

                                       33

In the case of Global Income Fund, as a fundamental  investment  policy,  Global
Income Fund normally  invests at least 65% of its total assets in at least three different  countries  (one of which may be the United  States) in one or more of the following investments:  (i) debt securities that are issued or guaranteed as to interest and principal by the U.S. government,  its agencies,  authorities or instrumentalities ("U.S. Government  securities");  (ii) debt obligations issued or  guaranteed  by a foreign  sovereign  government  or one of its  agencies  or
political   subdivisions;   (iii)  debt  obligations  issued  or  guaranteed  by
supranational organizations, which are chartered to promote economic development and are supported by various  governments and governmental  entities;  (iv) U.S.
and foreign corporate debt securities and preferred equity securities, including those debt  securities  that may have equity  features,  such as  conversion  or exchange rights, or that carry warrants to purchase common stock or other equity interests;  and (v) debt obligations of U.S. or foreign banks,  savings and loan associations and bank holding companies (together the "Fund Investment Policy").
As a non-fundamental  investment policy,  with respect to up to 35% of its total assets,  Global Income Fund may: (i) invest in dividend-paying  common stocks of
U.S. and foreign  corporations;  and (ii) engage in  transactions in options and futures  contracts on  securities,  currencies  and indices.  Effective July 31,
2002, as a  non-fundamental  investment  policy,  Global Income Fund will, under normal circumstances,  invest at least 80% of its net assets in income-producing securities.

While the principal  investment policies of the Trust and Global Income Fund are substantially  similar,  there are differences.  The Trust, unlike Global Income
Fund, is required to invest at least 65% of its total assets in investment grade debt securities and in debt securities of Government Entities.  Thus, unlike the
Trust,  Global  Income  Fund has no  limitation  on its  ability  to  invest  in higher-yielding,  lower-rated debt securities.  In addition,  effective July 31,
2002, the Trust will be required to invest an even larger  percentage of its net assets in income-producing  securities issued by Government Entities. As of that date,  Global  Income  Fund will  become  subject  to a broader  non-fundamental investment  policy that will permit it to continue to invest in a wider array of income-producing securities than the Trust.

Finally,  the Trust,  unlike Global Income Fund,  has only a limited  ability to invest in common stock.

How do the types of  securities  the Funds buy and  investment  practices of the
Funds compare?

As a general matter, the portfolio investments and strategies for the Funds have been and currently are substantially similar, except as otherwise noted below.

Debt Securities of Foreign Government and Supranational Entities. Both Funds may
invest in debt  securities  issued or  guaranteed as to payment of principal and interest by Government  Entities  throughout  the world.  Global Income Fund may also invest in debt  securities of  semi-governmental  entities.  Both Funds may also  invest  in  debt  securities  of  supranational  entities,  which  may  be denominated in U.S. dollars or in other currencies. A supranational entity is an entity  designated or supported by one or more national  governments  to promote economic  reconstruction or development.  Examples of supranational  entities in which the Funds may  invest  include  the  World  Bank  (International  Bank for
Reconstruction  and  Development),  the  European  Investment  Bank,  the  Asian
Development Bank and the European Coal and Steel Community.  These supranational entities do not have taxing  authority and therefore,  in order to meet interest and principal payments, are dependent upon their members' continued support.

                                       34

U.S. Government Securities. Both Funds may invest in U.S. Government securities, which  include:  (i)  U.S.  Treasury  obligations,  which  differ  only in their
interest  rates,   maturities  and  times  of  issuance:   U.S.  Treasury  bills
(maturities of one year or less),  U.S. Treasury notes (maturities of one to ten years),  and U.S.  Treasury  bonds  (generally  maturities  of greater  than ten years),  all of which are  backed by the full  faith  and  credit of the  United
States; and (ii) obligations issued or guaranteed by U.S. Government agencies or instrumentalities,  some of which are backed by the full faith and credit of the
U.S.  Government  (e.g.,  direct  pass-through  certificates  of the  Government
National Mortgage Association),  some of which are supported by the right of the issuer to borrow from the U.S.  Government  (e.g.,  obligations  of Federal Home
Loan  Banks),  and some of which are  backed  only by the  credit of the  issuer itself.

Corporate Fixed Income Securities and Preferred Equity Securities. The Funds may
invest in  corporate  fixed  income  securities  of both  domestic  and  foreign issuers.  These  securities  include  all  types  of long-  or  short-term  debt obligations,  such as bonds,  debentures,  notes,  equipment lease certificates, equipment trust  certificates,  conditional sales contracts and commercial paper
(including  obligations,   such  as  repurchase  agreements,   secured  by  such
instruments) or preferred stock.  Corporate fixed income  securities may involve equity  features,  such as  conversion  or exchange  rights or warrants  for the acquisition of stock of the same or a different issuer;  participations based on revenues,  sales  or  profits;  or  the  purchase  of  common  stock  in a  unit transaction  (where  corporate debt securities and common stock are offered as a unit).

Credit  Ratings.  Global  Income  Fund may  invest a greater  percentage  of its portfolio in  lower-rated  debt  securities  and in a wider range of lower-rated debt securities than the Trust. As mentioned above, as a fundamental  investment policy,  the Trust will  invest at least 65% of its total  assets in  investment grade debt securities  (i.e.,  securities  rated AAA, AA, A or BBB by Standard &
Poor's Rating Group ("S&P(R)") or Aaa, Aa, A or Baa by Moody's Investor Service,
Inc.  ("Moody's")  and securities  which are unrated by these agencies but which are, in the opinion of Advisers,  of comparable  quality).  The remaining 35% of the Trust's assets may be invested in debt securities  rated from BB to B by S&P or from Ba to B by Moody's  and unrated  securities  that are, in the opinion of
Advisers, of comparable quality.

As a  non-fundamental  investment  policy,  Global Income Fund may invest in any debt security  (not in default)  rated from AAA to CC by S&P(R)or from Aaa to Ca by Moody's, or unrated debt securities that are, in the opinion of Advisers,  of comparable quality. Global Income Fund, unlike the Trust, is therefore permitted to invest in two additional  categories of lower-rated  debt  securities  (i.e., securities  that are rated CCC and CC by S&P(R)and  Caa and Ca by Moody's)  than the  Trust.  Because,  unlike  the  Trust,  Global  Income  Fund does not have a limitation on the amount of assets that it may invest in lower-rated securities,
Global Income Fund may be subject to greater credit risk than the Trust.

When-Issued and Delayed Delivery Transactions. The Trust may purchase securities on a when-issued basis and may enter into delayed delivery transactions in order to hedge against anticipated changes in interest rates and prices. Global Income
Fund may not enter into when-issued and delayed delivery transactions.

                                       35

Temporary Investments.  When Advisers believes market or economic conditions are unfavorable  for  investors,  Advisers  may invest up to 100% of a Fund's  total assets  in money  market  instruments,  denominated  in U.S.  dollars  or in the currency of any foreign country, issued by entities organized in the U.S. or any foreign country,  such as:  short-term (less than twelve months to maturity) and
medium-  or  intermediate-term   (not  greater  than  five  years  to  maturity)
obligations  issued or guaranteed by the U.S.  Government or the government of a foreign  country,  their  agencies  or  instrumentalities;  finance  company and corporate commercial paper, and other short-term corporate obligations,  in each case rated  Prime-1 or  Prime-2  by  Moody's  or A-2 or better by  S&P(R)or,  if unrated, of comparable quality as determined by Advisers; obligations (including certificates of deposit,  time deposits and bankers'  acceptances) of banks; and
repurchase  agreements  with  banks  and  broker-dealers  with  respect  to such securities.  Each Fund also may invest in these types of securities or hold cash
while  looking  for  suitable   investments.   Unfavorable  market  or  economic
conditions may include  excessive  volatility or a prolonged  general decline in the securities markets,  the securities in which a Fund normally invests, or the economies of the countries where the Fund invests.  Each Fund may also invest in money market funds  managed by Advisers or its  affiliates  for cash  management purposes.

When investing defensively,  the Funds may be unable to achieve their investment goals.  To the extent  the Funds are  invested  defensively,  the Funds may miss upswings in the market.

Options, Futures and Options on Futures. In an effort to increase current income and to reduce  fluctuations  in net asset value,  each Fund has the authority to write put and call options and purchase put and call options on securities  that
are   traded  on  United   States   and   foreign   securities   exchanges   and
over-the-counter  markets. In addition, unlike the Trust, Global Income Fund may write put and call  options and  purchase  put and call  options on domestic and foreign securities indices. As a non-fundamental  policy, Global Income Fund may not invest more than 35% of its total assets in options and futures contracts on securities  (discussed below),  currencies and indices.  The Trust, by contrast, has no such limitation.

Each Fund may invest in futures  contracts and may purchase and write options to buy or sell futures contracts.  Futures contracts are contracts for the purchase or sale for future  delivery of debt  securities or contracts based on financial indices,  including any index of U.S. or foreign  securities.  Futures contracts and options on futures  contracts  written or purchased by a Fund will be traded on U.S. and foreign exchanges.  The Funds enter into these transactions to hedge against  anticipated future changes in interest or exchange rates that otherwise might either adversely  affect the value of the Funds'  portfolio  securities or adversely affect the prices of securities that the Funds intend to purchase at a later date.  Pursuant to policies adopted by the Board of Trustees and the Board of Directors on behalf of their respective  Funds,  each Fund may only invest in futures  contracts and options on futures contracts for hedging purposes and not for speculation.  Each Fund is subject to the following,  identical restrictions with respect to these  transactions:  (i) a Fund will not enter into any futures contracts  and/or  options on futures  contracts if  immediately  thereafter the amount of initial  margin  deposits on all the futures  contracts and options on futures  contracts  of the  Fund,  and  premiums  paid  on  options  on  futures contracts,  would exceed 5% of the market value of the Fund's total assets;  and
(ii) the aggregate  market value of the futures  contracts held by the Fund will not exceed  35% of the market  value of the Fund's  total  assets.  While  these policies  are  non-fundamental,  they  will  only be  changed  by the  Board  of
Directors or Board of Trustees after  consideration of the policies and concerns of the various regulatory agencies.

                                       36

Options,  futures  contracts  and  options on futures  contracts  are  generally considered "derivative securities."

While each Fund has the ability to enter into  options and futures  transactions as described above, neither Fund currently does so to a significant extent.

Foreign  Currency  Hedging  Transactions.  In  order to  hedge  against  foreign currency  exchange rate risks, each Fund may enter into forward foreign currency exchange contracts  (forward  contracts) and foreign currency futures contracts, as well as purchase  put or call  options on foreign  currencies.  Each Fund may also conduct its foreign currency exchange  transactions on a spot (i.e.,  cash)
basis at the spot rate prevailing in the foreign currency exchange market. While there is no  specific  percentage  limitation  on the amount of assets that each
Fund may commit to  forward  contracts,  neither  Fund will enter into a forward contract if the amount of assets set aside to cover the  contract  would  impede portfolio management.

Forward  contracts,  foreign  currency  futures  contracts and puts and calls on foreign currencies are also generally considered "derivative securities."

Repurchase  Agreements.  Each Fund may enter  into  repurchase  agreements  with respect to the  securities  described  under  "Temporary  Investments"  above. A repurchase  agreement is a contract under which a Fund acquires a security for a relatively  short  period  (usually  no  more  than  one  week)  subject  to the obligations of the seller to repurchase and the Fund to resell the security at a fixed time and price (representing a Fund's cost plus interest).

Bank Obligations.  Both Funds may invest in obligations (including  certificates of deposit,  bankers'  acceptances  and other  short-term  debt  obligations) of domestic  and foreign  banks,  savings and loan  associations,  and bank holding companies  that,  at the date of  investment,  have total assets in excess of $1 billion.  Under  normal  circumstances,  each Fund  would not expect to invest a substantial  portion of its assets in bank obligations.  However,  if short-term interest rates exceed  long-term  interest  rates,  each Fund may hold a greater proportion of its assets in these instruments.

Loans of Portfolio  Securities.  Each Fund may lend to broker-dealers  portfolio securities  with an  aggregate  market  value of up to  one-third  of its  total assets. Such loans must be secured by collateral  (consisting of any combination of cash,  U.S.  Government  securities or  irrevocable  letters of credit) in an amount at least equal (on a daily marked-to-market  basis) to the current market value of the securities loaned.

Average  Maturity.  The average  maturity of the debt  securities in each Fund's portfolio will fluctuate depending upon Advisers' judgment as to future interest rate  changes.  Neither Fund has a  restriction  on the average  maturity of its portfolio.

                                       37

How do the fundamental investment restrictions of the Funds compare and differ?

As described below, each Fund has adopted  substantially similar restrictions as fundamental policies, which may not be changed without the prior approval of the holders of a majority of each Fund's outstanding  voting securities,  as defined in the 1940 Act.

Neither Fund may purchase  securities on margin,  except such short-term credits as may be necessary for clearance of transactions  and the maintenance of margin with  respect to futures  contracts.  In  addition,  neither Fund may make short sales of securities or maintain a short position.

Each Fund is  prohibited  from  investing  in  securities  that are not publicly traded  or that  cannot  be  readily  resold  because  of legal  or  contractual restrictions  ("restricted  securities")  or  that  are  not  otherwise  readily
marketable   (including  repurchase  agreements  having  more  than  seven  days
remaining  to  maturity,   equipment   lease   certificates,   equipment   trust
certificates,  conditional sales contracts,  and  over-the-counter  options) if, regarding all such securities,  more than 15% of each Fund's total assets (taken at current value) would be invested in such securities.

Neither Fund may buy or sell  commodities or commodity  contracts or real estate or  interests  in real  estate,  except that either Fund may  purchase  and sell futures  contracts  on debt  securities,  on stock and bond  indices and foreign currencies,  securities  that are  secured by real  estate or  commodities,  and securities of companies that invest or deal in real estate or commodities.

The  Funds  are  prohibited  from  making  loans.  However,  each  Fund may lend portfolio  securities with an aggregate  market value of not more than one-third of its total  assets,  and may enter into  repurchase  agreements  to the extent permitted under applicable law.

Neither  Fund may issue  senior  securities,  borrow money or pledge its assets.
However,  each  Fund may  borrow  from a bank  (i) for  temporary  or  emergency purposes,  or (ii) to finance  repurchases  of its shares and to finance  tender offers,  in  amounts  not  exceeding  30% (taken at the lower of cost or current value) of its total assets (not  including  the amount  borrowed),  and may also pledge  its  assets  to secure  the  borrowings.  Each  Fund  will not  purchase additional  portfolio  securities while borrowings exceed 5% of the value of its total  assets.  The Trust may enter into  when-issued,  forward  commitment  and standby commitment agreements without regard to this restriction.

Each Fund is  prohibited  from  investing  25% or more of the total value of its assets in a  particular  industry.  For purposes of the Trust's  restriction,  a foreign government is deemed to be an "industry."

Neither Fund may act as an underwriter  except to the extent that, in connection with  the  disposition  of  portfolio  securities,  it  may be  deemed  to be an underwriter under applicable  securities laws. However, the Trust may enter into standby commitments to purchase underwritten  securities that are not subscribed from the underwriters of such securities.

Global Income Fund may not purchase the securities of any one issuer (other than the U.S. government or any of its agencies or instrumentalities or securities of other investment  companies) if immediately  after such investment (i) more than
5% of the value of the Fund's total assets would be invested in such issuer,  or
(ii) more than 10% of the outstanding  voting securities of such issuer would be owned by the Fund, except that up to 50% of the value of the Fund's total assets may be invested without regard to such 5% and 10%  limitations.  While the Trust is not subject to an explicit corresponding  investment  restriction,  the Trust must comply  with these same  restrictions  in order to qualify as a  "regulated investment company" under the Code.

                                       38

The Trust may not make investments for the purpose of exercising control over or management of the issuers of any security.  Global Income Fund is not subject to a similar restriction.

What are the risk factors associated with investments in the Funds?

Like all  investments,  an investment in either Fund involves risk.  There is no assurance that the Funds will meet their  investment  goals.  The achievement of each Fund's investment goals depends upon market conditions,  generally,  and on
Advisers'  analytical and portfolio  management skills. Set forth below are some additional risk factors associated with an investment in the Funds.

Foreign  Securities Risk. Each Fund invests a substantial  portion of its assets in foreign securities.  Investing in foreign securities, including securities of foreign  governments,  typically  involves  more  risks than  investing  in U.S.
securities.  Certain  of these  risks  also  may  apply  to  securities  of U.S.
companies  with  significant  foreign  operations.  These risks can increase the potential for losses in each Fund and affect its share price.

Currency exchange rates.  Foreign securities may be issued and traded in foreign currencies.  As a result,  their  values may be  affected by changes in exchange rates  between  foreign  currencies  and the  U.S.  dollar,  as well as  between currencies  of countries  other than the U.S.  For example,  if the value of the
U.S. dollar goes up compared to a foreign currency, an investment traded in that foreign  currency  will go down in  value  because  it will be worth  less  U.S.
dollars.

Political  and  economic  developments.   The  political,  economic  and  social
structures  of some foreign  countries may be less stable and more volatile than those of the U.S.  Investments in these countries may be subject to the risks of internal  and  external  conflicts,  currency  devaluations,  foreign  ownership limitations  and tax  increases.  It is possible that a government may take over the assets or operations of a company or impose  restrictions on the exchange or export of currency or other assets. Some countries also may have different legal systems  that  may  make  it  difficult  for a Fund to  vote  proxies,  exercise shareholder  rights,  and pursue  legal  remedies  with  respect to its  foreign investments.  Diplomatic and political  developments could affect the economies, industries  and  securities  and  currency  markets,  and the  value of a Fund's investments,  in  non-U.S.  countries,  including  rapid and  adverse  political changes,  social  instability,  regional  conflicts,  terrorism  and war.  These factors are extremely  difficult,  if not  impossible,  to predict and take into account with respect to a Fund's investments.

Trading practices. Brokerage commissions and other fees generally are higher for foreign  securities  traded in  non-U.S.  markets.  Government  supervision  and regulation of foreign stock  exchanges,  currency  markets,  trading systems and brokers may be less than in the U.S. The procedures and rules governing  foreign transactions and custody (holding of a Fund's assets) also may involve delays in payment, delivery or recovery of money or investments.

                                       39

Availability  of information.  Foreign  companies may not be subject to the same disclosure, accounting, auditing and financial reporting standards and practices as U.S. companies.  Thus, there may be less information publicly available about foreign companies than about most U.S. companies.

Limited market.  Certain foreign  securities may be less liquid (harder to sell)
and more volatile than many U.S.  securities.  This means a Fund may at times be unable to sell foreign securities at favorable prices.

Emerging markets. The risks of foreign investments typically are greater in less developed  countries,  sometimes  referred to as emerging markets.  For example, political and economic structures in these countries may be less established and may change  rapidly.  These  countries  also are more likely to experience  high levels of  inflation,  deflation or currency  devaluation,  which can harm their economies and securities markets and increase  volatility.  In fact,  short-term volatility in these markets, and declines of 50% or more, are not uncommon.

Interest Rate, Income,  Credit, Market and Call Risk.  Investments in both Funds are subject to interest rate, income, credit, market and call risks.

Interest  Rate.  Each Fund  focuses  on  investments  in debt  securities.  When interest rates rise,  debt security prices fall. The opposite is also true: debt security prices rise when interest rates fall. However,  market factors, such as the demand for particular debt  securities,  may cause the price of certain debt securities  to fall  while the prices of other  debt  securities  rise or remain unchanged.

In general,  securities with longer maturities are more sensitive to these price changes.  Increases  in  interest  rates may also have a negative  affect on the types of companies in which each Fund invests  because these  companies may find it more  difficult  to obtain  credit  to  expand,  or may have more  difficulty meeting interest payments.

Income.  Income  risk is the risk  that a Fund's  income  will  decrease  due to falling  interest  rates.  Since each Fund can only  distribute what it earns, a
Fund's distributions to shareholders may decline when interest rates fall.

Credit. An issuer of a security, or the borrower on the debt obligation,  may be unable to make  interest  payments and repay  principal.  Changes in an issuer's financial  strength or in a  security's  credit  rating may affect a  security's value and, thus, impact Fund performance.

Lower-rated  securities.  While each Fund may invest in lower-rated  securities,
Global  Income  Fund  may  invest  a  greater  portion  of its  assets  in  such securities.  Securities  rated below  investment  grade,  sometimes called "junk bonds," generally have more credit risk than higher-rated securities.

                                       40

Companies  issuing  high  yield,  fixed  income  securities  are  not as  strong financially  as those  issuing  securities  with higher  credit  ratings.  These companies  are more  likely to  encounter  financial  difficulties  and are more vulnerable  to real or  perceived  adverse  changes  in the  economy,  such as a recession  or a sustained  period of rising  interest  rates,  that could affect their ability to make interest and principal payments. If an issuer stops making interest and/or principal payments, a Fund may incur additional expenses to seek recovery, and payments on such securities may never resume. These securities may be worthless and a Fund could lose its entire investment.

The  prices  of  high  yield,  fixed  income  securities   fluctuate  more  than
higher-quality securities.  Prices are especially sensitive to short-term market developments  affecting  the  company's  business  and to changes in the ratings assigned by rating agencies.  Prices often are closely linked with the company's stock  prices,  and  typically  rise and fall in response to factors that affect stock prices.  In addition,  the entire high yield securities  market,  which is more limited than the markets in which  higher-rated  securities are traded, can experience sudden and sharp price swings due to changes in economic  conditions, stock market activity,  large sustained sales by major investors, a high-profile default, or other factors.

High yield securities generally are less liquid than higher-quality  securities.
Many of these securities do not trade frequently, and when they do, their prices may be  significantly  higher  or  lower  than  expected.  At  times,  it may be difficult to sell these securities  promptly at an acceptable  price,  which may limit each Fund's ability to sell securities in response to specific economic or financial market events or to meet redemption requests.

Market.  Market risk is the risk of price  fluctuation  of a security  caused by changes in general  economic and interest rate conditions that affect the market as a whole. A security's maturity length also affects its price.

Call.  Call risk is the likelihood that a security will be prepaid (or "called")
before  maturity.  An issuer is more  likely  to call its debt  securities  when interest  rates are falling,  because the issuer can issue new  securities  with lower  interest  payments.  If a debt  security  is  called,  a Fund may have to replace it with a lower-yielding security.

Common  Stocks Risk. To the extent that Global Income Fund uses its authority to invest in  dividend-paying  common stocks,  it is exposed to common stocks risk, which the Trust is not. Although this may not be the case in foreign markets, in the  United  States,  stocks  historically  have  outperformed  other  types  of investments over the long term. Individual stock prices,  however, tend to go up and down more  dramatically.  These  price  movements  may result  from  factors affecting  individual  companies or industries,  or the  securities  market as a whole.  A  slower-growth  or  recessionary  economic  environment  could have an adverse  effect on the price of the various  stocks held by Global  Income Fund.
Common  stocks  are  also  subject  to  market  risk  (i.e.,  the  risk of price fluctuation of a security caused by changes in general economic  conditions that affect the market as a whole).

Derivative  Securities  Risk.  Each Fund may enter  into  options,  futures  and currency  transactions.  Options  and  futures  contracts,  as well as  currency transactions, are considered derivative investments since their value depends on the  value  of the  underlying  asset  to be  purchased  or  sold.  Each  Fund's investment in derivatives may involve a small investment  relative to the amount
of  risk  assumed.   To  the  extent  either  Fund  enters  into  any  of  these transactions,  their success will depend on Advisers'  ability to predict market movements.

                                       41

Non-diversification  Risk. Each Fund is a "non-diversified"  investment company, which  means  that each Fund may  invest a greater  portion of its assets in the securities of one issuer than a diversified fund. As a result,  each Fund may be more  sensitive to economic,  business,  political  or other  changes  affecting similar  issuers or securities,  which may result in greater  fluctuation in the value  of the  Fund's  shares.  However,  Global  Income  Fund is  subject  to a fundamental  investment  restriction  to  comply  with  certain  diversification requirement  under the Code. While the Trust does not have a similar  investment restriction,  it  has  and  intends  to  continue  to  comply  with  the  Code's diversification  requirements.  The  limits  imposed  by the Code on  "regulated
investment   companies"  are  less  strict  than  the  requirements  imposed  on
"diversified"  investment  companies  by the 1940  Act;  however,  the Code does provide some limit on how large a proportion  of a Fund's assets may be invested in a single issuer.

Closed-end  Investment Company Risk. Shares of closed-end  investment  companies frequently  trade at a discount from net asset value but may trade at a premium.
This  characteristic  of  shares of a  closed-end  fund is a risk  separate  and distinct  from the risk that a Fund's net asset value will  decrease.  The Funds cannot predict whether their own shares will trade at, below, or above net asset value. The risk of purchasing  shares of a closed-end fund that might trade at a discount is more  pronounced  for  investors  who wish to sell their shares in a relatively short period of time because for those investors, realization of gain or loss on their investment is likely to be more dependent upon the existence of a premium or discount to net asset value than upon portfolio performance. Please see the "Comparison of Some Important Features - How do the performance  records of the Funds compare?" section of this Prospectus/Proxy Statement for the Funds'
trading history.

The charter documents of each Fund contain terms that limit the ability of other entities  to  acquire  control  of the Fund or to  change  its  Board.  For more
information  about  each  Fund's  anti-takeover   provisions,   please  see  the
"Comparison of  Anti-Takeover  Provisions in the Charter  Documents of the Trust
and Global Income Fund" section below.

           Further Information About Global Income Fund and the Trust

The  following is a discussion  of certain,  principal  differences  between the organization of each Fund. More detailed information about each Fund's corporate structure is contained in the "GENERAL  INFORMATION  ABOUT THE FUNDS" section of the SAI.

Comparison  of Capital  Structure.  The Trust was  organized as a  Massachusetts business  trust pursuant to a Declaration of Trust executed on October 13, 1988.
The Trust is  authorized  to issue an  unlimited  number of units of  beneficial interest  (shares),  having a par value of $0.01 per share.  The Trust may issue fractional shares and may hold Treasury shares.

Global Income Fund was incorporated  under the Maryland General  Corporation Law
(the  "Maryland  Code") on January 28, 1988.  Global Income Fund has  authorized capital of 200,000,000  shares of common stock, par value $0.01 per share,  with an  aggregate  par  value of  $2,000,000.  Global  Income  Fund  may also  issue fractional  shares and may hold Treasury shares.  As of the Record Date,  Global
Income Fund had [_____] shares issued and outstanding.

                                       42

Shares of both the Trust and Global  Income Fund are fully paid,  nonassessable, and freely transferable and have no preference, preemptive, conversion, exchange
or  subscription   rights.   Trust   Shareholders   have  no  appraisal  rights.
Shareholders of Global Income Fund also generally do not have appraisal  rights, except in connection with certain  business  combinations as specified under the
Maryland Code. Shareholders of Global Income Fund will not have appraisal rights in connection with the Transaction.

Comparison of Voting  Rights.  For both the Trust and Global  Income Fund,  each whole  share is entitled to one vote as to any matter on which it is entitled to vote  and  each  fractional  share  carries  a  proportionate  fractional  vote.
Shareholders  of the Trust and Global Income Fund are not entitled to cumulative voting in the election of Trustees or Directors, respectively.

The 1940 Act provides that shareholders of both the Trust and Global Income Fund have the power to vote with respect to certain  matters:  specifically,  for the election and removal of  Trustees/Directors,  the  selection of auditors  (under certain circumstances),  approval of investment advisory agreements and plans of distribution,  and amendments to policies,  goals or  restrictions  deemed to be fundamental.

In addition,  shareholders  of the Trust and Global  Income Fund are granted the power to vote on certain matters by their  respective  charter  documents (e.g., the Declaration of Trust and Articles of  Incorporation)  and by the laws of the jurisdiction under which they were formed. In most instances, the rights to vote on these  matters are  similar  between the Trust and Global  Income  Fund.  For example, the Trust's Declaration of Trust specifically gives shareholders of the
Trust the power to vote:  (1) for the election of Trustees,  (2) with respect to the  termination of the Trust,  certain  amendments to the Declaration of Trust, mergers, consolidations or reincorporations of the Trust, and the sale of all or substantially  all of the Trust's  assets,  and (3) on such other matters as the
Trustees consider necessary or desirable.

Similarly, the Articles of Incorporation and By-Laws of Global Income Fund grant its  shareholders  the power to vote to remove a Director,  elect Directors by a plurality  vote,  merge or consolidate  Global Income Fund with another  entity, approve the sale of all or substantially all of the assets of Global Income Fund or the  liquidation  or  dissolution  of Global  Income Fund and to make certain amendments to the Articles of Incorporation.

For further information  regarding the comparative voting rights of shareholders of the Trust and Global Income Fund,  please see the "GENERAL  INFORMATION ABOUT
THE FUNDS -- Comparison of Voting Rights" section of the SAI.

Comparison of Legal Structures.  Massachusetts  statutory  provisions  governing business trusts (the "Massachusetts  Statute") are limited,  permitting business trusts  wide  flexibility  to adopt  features,  rights  and  obligations  of the business trust and its trustees and  shareholders in their charter  instruments.
Investment  companies  organized as Massachusetts  business trusts,  such as the
Trust,  have been able to benefit from this wide flexibility to streamline their operations  and  minimize  expenses.  To a similar  effect,  the  Maryland  Code contains  provisions  specifically  designed for investment  companies,  such as
Global  Income  Fund,  which  take  into  account  their  unique  structure  and operations,  and allow such investment companies to simplify their operations by reducing  administrative  burdens  generally  to operate more  efficiently.  For example,  as with  Massachusetts  business  trusts,  funds organized as Maryland corporations are not required to hold annual stockholders'  meetings if meetings are not  otherwise  required  by the  federal  securities  laws,  the charter or by-laws, and such funds may create new classes or series of stock without having to obtain  the  approval  of  stockholders  at a  meeting.  Advantages  that are afforded to an investment  company organized as a Maryland  corporation are that there  are more  detailed  corporate  statutes  and a  well-established  body of corporate legal  precedent,  which may be relevant and provide more certainty in deciding issues pertaining to the investment company.

                                       43

Limited Liability for Shareholders.  The Massachusetts  Statute does not include an express provision relating to the limitation of liability of the shareholders of a business trust.  The  shareholders of a Massachusetts  business trust could therefore  potentially be held  personally  liable for obligations of the trust.
However,  under the Trust's  Declaration of Trust, the shareholders of the Trust are not subject to any personal liability to any person in connection with Trust property or the  operations  and  obligations  of the Trust  solely by reason of being or having been a shareholder and not by reason of the  shareholder's  acts or  omissions  in any other  capacity.  It also  provides  that any person doing business  with or having any  claims  against  the Trust  shall only look to the
Trust's  property  for such  payment or claim and that no  shareholder  shall be personally  liable therefor.  The Declaration of Trust further provides that the
Trust will indemnify each shareholder against any claims or liabilities to which the  shareholder  may  become  subject  by  reason  of  being or  having  been a shareholder and will reimburse the  shareholder  for legal and related  expenses reasonably  incurred  by  the  shareholder  in  connection  with  the  claim  or liability.  Consequently,  the risk of a shareholder incurring financial loss on account  of  shareholder  liability,  if at all,  would  likely  be  limited  to circumstances in which the Trust itself is unable to meet its obligations.

Under  Maryland  corporate law, the  shareholders  of Global Income Fund are not subject to any  personal  liability  for any claims  against or  liabilities  of
Global  Income Fund solely by reason of being or having  been a  shareholder  of
Global Income Fund.

Comparison of Anti-Takeover Provisions in the Charter Documents of the Trust and
Global Income Fund.  The Trust's  Declaration  of Trust and Global Income Fund's
Articles of  Incorporation  and By-Laws each include  provisions that could have the effect of limiting the ability of entities or persons to acquire  control of the Fund.  The Board of each Fund is  divided  into  three  classes,  each class having a term of three years. At the annual meeting of shareholders of each Fund in one year,  the term of one class will expire,  with the term of another class expiring in the following  year, and the term of the third class expiring in the third year. This termination schedule is repeated in sequence every three years.
This provision  could delay for up to two years the replacement of a majority of the members of the Board of each Fund.

For each of the Trust and  Global  Income  Fund,  a Trustee or  Director  may be
removed  from office only by vote of the holders of at least  two-thirds  of the outstanding  shares. The Trust is required to call a meeting of shareholders for the purpose of voting upon the question of removal of a Trustee or Trustees when requested  to do so by the  holders of at least 10% of the  Trust's  outstanding shares.

                                       44

In addition,  both the Trust's  Declaration  of Trust and Global  Income  Fund's
Articles of Incorporation  require the favorable vote of the holders of at least
75% of the  outstanding  shares then  entitled to be voted to approve,  adopt or authorize the following:

     (i)  a merger or consolidation of the Fund with another entity;

     (ii) a sale of all or substantially all of the Fund's assets (other than in the regular course of its investment activities); or

     (iii)its liquidation or dissolution,

unless such action has been approved,  adopted or authorized by the  affirmative vote of  two-thirds of the members of the Board of  Trustees/Directors  fixed in accordance with the Declaration of Trust or Articles of Incorporation,  in which case a lesser vote is required.

Reference  should  be made to the  Declaration  of Trust of the Trust and to the
Articles  of  Incorporation  of Global  Income Fund on file with the SEC for the full text of these  provisions.  These provisions will make it more difficult to change management than if they had not been otherwise  included,  and could have the effect of depriving shareholders of an opportunity to sell their shares at a premium over prevailing market prices by discouraging a third party from seeking to obtain control in a tender offer or similar transaction.

Board of Trustees/Board of Directors.  Pursuant to the laws of Massachusetts and the Trust's  Declaration of Trust, the  responsibility for the management of the
Trust is  vested  in its  Board of  Trustees,  which,  among  other  things,  is empowered by the Trust's Declaration of Trust to elect the officers of the Trust and contract with and provide for the  compensation  of agents,  consultants and other  professionals  to assist and advise in such  management.  Pursuant to the
Declaration of Trust,  no Trustee or officer of the Trust shall be liable to the
Trust or its  shareholders  for any act or failure to act except for his own bad faith, willful misfeasance, gross negligence or reckless disregard of his duties involved in the conduct of his office.

Pursuant  to  the  Maryland   Code  and  Global   Income   Fund's   Articles  of
Incorporation,  the  responsibility  for the  management and the exercise of the powers of Global  Income  Fund are vested in its Board of  Directors.  Under the
Maryland  Code,  a director  is  required  to perform  his or her duties in good faith, in a manner he or she reasonably  believes to be in the best interests of
Global Income Fund and with the care that an ordinarily prudent person in a like position  would use under similar  circumstances.  To the extent that a director performs his or her duties as  required,  he or she will not be liable by reason of having  been a  director.  In  addition,  Global  Income  Fund's  Articles of
Incorporation state that no Director or officer of Global Income Fund shall have any personal  liability to Global Income Fund or its  shareholders  for monetary damages except to the extent (i) it is proved such person  actually  received an improper  benefit in money,  property or  services  or (ii) a final  judgment is entered finding such person's act or failure to act was the result of active and deliberate  dishonesty.  However,  such limitations on liability do not apply in instances of the Director's or officer's willful  misfeasance,  bad faith, gross negligence  or reckless  disregard of the duties  involved in the conduct of his office. The charter documents (e.g., Declaration of Trust) of each Fund requires that the Fund indemnify its  Trustees/Directors  to the fullest extent permitted by applicable  law. Such charter  documents also permit  indemnification  of the
Trustees/Directors  at the  election  of the Fund in other  circumstances.  This description  of the scope of  indemnification  of a Fund's Board is qualified in its entirety by reference to such charter  documents  which have been filed with the SEC.

                                       45

Standing  Committees.  Like the Board of Trustees,  the Board of Directors has a
standing Audit  Committee  consisting of Fred R. Millsaps  (Chairman),  Frank J.
Crothers,  Andrew H. Hines and  Constantine  D.  Tseretopolous,  all of whom are considered  to be  "independent"  as that term is defined by the NYSE's  listing standards.  The Audit Committee  reviews the maintenance of Global Income Fund's records and the  safekeeping  arrangements  of Global Income  Fund's  custodian, reviews both the audit and non-audit  work of Global  Income Fund's  independent auditors,  and  submits a  recommendation  to the Board of  Directors  as to the selection  of  independent  auditors.  Upon  the  recommendation  of  the  Audit
Committee,  the Board of Directors  selected the firm of  PricewaterhouseCoopers
LLP as independent auditors of Global Income Fund for the current fiscal year.

Global Income Fund's  Annual  Report to  Shareholders  for the fiscal year ended
August 31, 2001 is attached to and  considered  a part of this  Prospectus/Proxy
Statement.  Additional  information  about  both Funds is  contained  in the SAI relating to this  Prospectus/Proxy  Statement.  You may  request  free copies of these  documents  and other  information  relating to Global Income Fund and the
Trust by calling  1-800/DIAL  BEN(R)or  by writing to Global  Income Fund or the
Trust at 100 Fountain Parkway,  P.O. Box 33030, St.  Petersburg,  FL 33733-8030.
Global  Income  Fund and the  Trust  file  proxy  materials,  reports  and other information  with the SEC in accordance with the  informational  requirements of the 1934 Act and the 1940 Act.  These  materials  can be inspected and copied at the SEC's Public  Reference Room at 450 Fifth Street NW,  Washington,  DC 20549.
Also, copies of such material can be obtained at prescribed rates from the SEC's
Public Reference Section,  Washington, DC 20549-6009, or from the SEC's Internet address at www.sec.gov.

                               VOTING INFORMATION

How many votes are necessary to approve the Proposals?

Required Vote.  Proposal 1, the election of Trustees,  requires the  affirmative vote of the holders of a plurality of the Trust's  shares  present and voting on the Proposal at the Meeting.  Proposal 2, to approve the  Agreement  and Plan of
Acquisition  between the Trust and Global  Income Fund,  which  provides for the acquisition  by Global  Income  Fund of  substantially  all of the assets of the
Trust in  exchange  solely for  shares of Global  Income  Fund and the  complete liquidation and dissolution of the Trust,  requires the affirmative vote of more than 50% of the outstanding shares of the Trust.

Solicitation of Proxies.  Your vote is being solicited by the Board of Trustees.
The Trust has engaged Georgeson  Shareholder  Communications,  Inc.  ("Georgeson
Shareholder")  to solicit  proxies  from  brokers,  banks,  other  institutional holders and  individual  shareholders  at an anticipated  cost of  approximately
$35,664,   including   out-of-pocket   expenses.  The  Trust  expects  that  the
solicitation  would be  primarily  by mail,  but  also  may  include  telephone, telecopy or oral  solicitations.  If the Trust does not receive  your proxy by a certain time, you may receive a telephone call from Georgeson Shareholder asking you to vote. The Trust reimburses  brokerage firms and others for their expenses in forwarding  proxy  material to the beneficial  owners and soliciting  them to execute proxies. The Trust does not reimburse Trustees and officers of the Trust or regular  employees  and agents of Advisers  involved in the  solicitation  of proxies.  The costs  associated  with the  solicitation  and the Meeting will be shared by the Funds and Advisers.

                                       46

Voting  by   Broker-Dealers.   The  Trust  expects  that,  before  the  Meeting,
broker-dealer  firms  holding  shares  of the Trust in  "street  name" for their customers will request voting  instructions  from their customers and beneficial owners.  If these  instructions  are not  received by the date  specified in the broker-dealer  firms' proxy solicitation  materials,  the Trust understands that
NYSE Rules  permit the  broker-dealers  to vote on Proposal 1 on behalf of their customers and beneficial owners.  Certain broker-dealers may exercise discretion over  shares  held in their  name for which no  instructions  are  received  for
Proposal 1 by voting these shares in the same proportion as they vote shares for which  they  received  instructions  on  Proposal  1. NYSE  Rules do not  permit broker-dealers to vote on Proposal 2 on behalf of their customers and beneficial owners where instructions are not received.

Quorum.  A  majority  of the  shares  entitled  to vote --  present in person or represented  by proxy --  constitutes  a quorum at the Meeting.  The shares over which  broker-dealers have discretionary voting power, the shares that represent broker  non-votes  (i.e.,  shares  held by brokers or  nominees  as to which (i)
instructions  have not been  received  from the  beneficial  owners  or  persons entitled  to vote and (ii) the  broker or  nominee  does not have  discretionary voting power on a particular  matter),  and the shares whose proxies  reflect an abstention  on any item are all counted as shares  present and  entitled to vote for purposes of determining whether the required quorum of shares exists.

Methods of Tabulation.  Each  shareholder  will be entitled to one vote for each full share, and a fractional vote for each fractional share of the Trust held at the close of business on May 17, 2002, the Record Date.  Abstentions  and broker non-votes will be treated as votes not cast and, therefore,  will not be counted for purposes of obtaining  approval of either  Proposal.  Abstentions and broker non-votes,  therefore,  will have no effect on  Proposal  1,  which  requires  a plurality  of the Trust's  shares  present  and  voting,  but will have the same effect as a vote "against" on Proposal 2.

Adjournment.  In the event  that a quorum is not  present  at the  Meeting,  the
Meeting may be adjourned to permit further solicitation of proxies. In the event that a quorum is present but sufficient  votes have not been received to approve a Proposal, the persons named as proxies may propose one or more adjournments of the  meeting to permit  further  solicitation  of proxies  with  respect to that
Proposal.  The  persons  named  as  proxies  will  vote in their  discretion  on questions of adjournment  those shares for which proxies have been received that grant  discretionary  authority to vote on matters that may properly come before the Meeting.

How do I ensure that my vote is accurately recorded?

You can vote in any one of four ways:

                                       47

            o By mail, with the enclosed proxy card.

            o In person at the Meeting.

            o By telephone or through the Internet; if your account is eligible, a control number is provided on your proxy card and separate instructions are enclosed.

A proxy card is, in essence, a ballot. When you vote your proxy, it tells us how you wish to vote on  important  issues  relating to the Trust.  If you specify a vote for both  Proposals,  your  proxy  will be  voted as you  indicate.  If you specify a vote for only one  Proposal,  but not the  other,  your  proxy will be voted as specified and the Proposal for which no vote is specified will be voted
FOR that  Proposal.  If you  simply  sign and date the  proxy  card,  but do not specify a vote for either Proposal, your proxy will be voted FOR both Proposals.

May I revoke my proxy?

You may revoke your proxy at any time before it is voted by forwarding a written revocation or a  later-dated  proxy to the Trust that is received at or prior to the Meeting, or by attending the Meeting and voting in person.

Who is entitled to vote?

Shareholders  of record of the Trust on the Record Date will be entitled to vote at the Meeting.  On the Record Date,  there were [ ]  outstanding  shares of the
Trust.

Are there dissenters' rights?

Trust  Shareholders  will not be entitled to any  "dissenters'  rights"  because shares of the Trust are not  afforded  such rights under state law nor under the
Trust's charter  documents.  Therefore,  if the  Transaction is approved,  Trust
Shareholders  will be bound by the terms of the  Transaction.  A shareholder  of either Fund may, however,  sell his or her shares of common stock on the NYSE at any time prior to the Closing of the Transaction.

How do I make a proposal at the next Annual Meeting?

The shareholder vote on the Transaction  will dictate the requirements  relating to  shareholder  proposals  for the 2003 Annual  Meeting of  Shareholders.  This
section describes those requirements.

Submission of Shareholder Proposals to Global Income Fund. If Trust Shareholders
approve  Proposal 2, Global  Income Fund will acquire  substantially  all of the assets of the Trust in exchange  solely for shares of Global Income Fund and the
Trust will be completely liquidated and dissolved. Following the Closing Date of the Transaction,  Trust Shareholders will be shareholders of Global Income Fund.
If they  continue to hold their shares of Global  Income Fund on the record date for Global  Income  Fund's 2003  Annual  Meeting of  Shareholders,  they will be entitled to participate in that meeting.

                                       48

Global Income Fund's  By-Laws,  in addition to the proxy rules under the federal securities laws, govern  shareholder  proposals  relating to Global Income Fund.
Global  Income Fund  anticipates  that its next annual  meeting  will be held in
February 2003.  Shareholder proposals to be presented at the 2003 Annual Meeting of  Shareholders  must be received at Global  Income  Fund's  offices,  500 East
Broward Boulevard, Ft. Lauderdale, Florida 33394-3091,  Attention: Secretary, no
later than  September  30, 2002 in order to be included in Global  Income Fund's proxy  statement  and proxy card  relating to that meeting and  presented at the meeting.

A  shareholder  who  wishes to make a  proposal  at the 2003  Annual  Meeting of
Shareholders  without  including  the  proposal in Global  Income  Fund's  proxy statement should notify Global Income Fund, at Global Income Fund's offices,  of such  proposal by December 14, 2002.  If a  shareholder  fails to give notice by this date, then the persons designated as proxy holders for proxies solicited by the Board of Directors for the 2003 Annual Meeting of Shareholders  may exercise discretionary voting power with respect to any such proposal.

Submission of Shareholder  Proposals to the Trust. If Trust  Shareholders do not
approve the Transaction,  the Trust will not be liquidated and dissolved and the
Trust's  By-Laws,  in addition  to the proxy rules under the federal  securities laws, will govern  shareholder  proposals.  The Trust  anticipates that its next annual meeting would then be held in [February,] 2003.  Shareholder proposals to be  presented  at the next  annual  meeting of the Trust must be received at the
Trust's offices, 500 East Broward Boulevard, Ft. Lauderdale, Florida 33394-3091,
Attention:  Secretary,  no later than September __, 2002 in order to be included in the Trust's  proxy  statement  and proxy card  relating  to that  meeting and presented at the meeting.

A shareholder  who has not  transmitted a written  proposal for inclusion in the proxy  statement  by  September  __, 2002 as set forth  above,  may  nonetheless present a proposal at the Trust's 2003 Annual  Meeting of  Shareholders  if such shareholder  notifies the Trust,  at the Trust's  offices,  of such  proposal by
November __, 2002. If a shareholder  fails to give notice by this date, then the persons named as proxy holders in the proxies solicited by the Board of Trustees for the 2003 Annual Meeting of Shareholders  may exercise  discretionary  voting power with respect to any such proposal. A shareholder proposal may be presented at the 2003 Annual  Meeting of  Shareholders  only if such  proposal  concerns a matter that may be properly brought before the meeting under applicable  federal proxy rules and state law.

Submission of a proposal by a shareholder  does not guarantee  that the proposal will be included in the proxy statement or presented at the meeting.

                           PRINCIPAL HOLDERS OF SHARES

Except  as  listed  below,  as of the  Record  Date,  to  Global  Income  Fund's knowledge,  no other person owned  (beneficially or of record) 5% or more of the outstanding shares of Global Income Fund:

                                       49

Name and Address of Shareholder           Number of Shares  Percentage Owned
                                          Owned
--------------------------------------------------------------------------------

Except as listed  below,  as of the Record Date,  to the Trust's  knowledge,  no other person  owned  (beneficially  or of record) 5% or more of the  outstanding shares of the Trust:

Name and Address of Shareholder           Number of Shares  Percentage Owned
                                          Owned
--------------------------------------------------------------------------------

[Information in each chart will be completed, including, for any control persons
(who own more than 25% of the voting  securities of a fund),  an  explanation of the effect of that control on the voting rights of other security holders.]

As of [__________], 2002, [must be a date no more than 30 days prior to the date of filing], neither Global Income Fund nor the Trust is "controlled" (as defined in the 1940 Act) by any person. [Please confirm.]

As of the Record Date,  to the  knowledge of  management  of each Fund,  (a) the officers and Directors of Global Income Fund, as a group,  owned less than 1% of the  outstanding  voting shares of Global Income Fund,  and (b) the officers and
Trustees of the Trust, as a group,  owned less than 1% of the outstanding voting shares of the Trust.  From time to time, the number of Global Income Fund Shares and Trust  shares  held in the  "street  name"  accounts  of various  securities
dealers  for  the  benefit  of  their  clients  or  in  centralized   securities
depositories may exceed 5% of the total shares outstanding of Global Income Fund or the Trust, respectively. [Please confirm this statement.]

Investment Company Act file # 811-05459

                                       50

                     EXHIBITS TO PROSPECTUS/PROXY STATEMENT

Exhibit

------------------------------------------------------------------------------

     A Agreement and Plan of Acquisition  between  Templeton Global  Governments
Income Trust and Templeton Global Income Fund, Inc. (attached)

     B Annual Report to Shareholders  of Templeton  Global Income Fund, Inc. for
the fiscal year ended August 31, 2001 (enclosed)

                                       51

                                    EXHIBIT A
                                    ---------

                                     FORM OF
                    AGREEMENT AND PLAN OF ACQUISITION BETWEEN
                  TEMPLETON GLOBAL GOVERNMENTS INCOME TRUST AND
                       TEMPLETON GLOBAL INCOME FUND, INC.

     THIS AGREEMENT AND PLAN OF ACQUISITION (the "Plan") is made as of this ____
day of  _________,  2002, by and between  Templeton  Global  Governments  Income
Trust,  a  business  trust  formed  under  the  laws  of  the   Commonwealth  of
Massachusetts and a non-diversified,  closed-end  management  investment company registered  under the  Investment  Company Act of 1940, as amended  ("1940 Act")
(the  "Trust"),  with its  principal  place  of  business  at 500  East  Broward
Boulevard,  Fort  Lauderdale,  Florida 33394,  and Templeton Global Income Fund,
Inc., a corporation  incorporated  under the laws of the State of Maryland and a non-diversified,  closed-end  management investment company registered under the
1940 Act ("Global  Income  Fund"),  with its principal  place of business at 500
East Broward Boulevard, Fort Lauderdale, Florida 33394.

                                 REORGANIZATION

     The  acquisition  (hereinafter  referred to as the  "Reorganization")  will consist of (i) the acquisition by Global Income Fund of substantially all of the property,  assets  and  goodwill  of the Trust in  exchange  solely for full and fractional  shares of common  stock,  par value $0.01 per share of Global Income
Fund ("Global Income Fund Shares");  (ii) the distribution of Global Income Fund
Shares to the shareholders of the Trust according to their respective  interests in liquidation of the Trust;  and (iii) the  dissolution of the Trust as soon as is practicable  after the closing (as defined in Section 3,  hereinafter  called the  "Closing"),  all upon and subject to the terms and  conditions of this Plan hereinafter set forth.

                                  AGREEMENT

     In order to consummate the Plan and the Reorganization and in consideration of the premises and of the covenants and agreements  hereinafter set forth,  and intending to be legally bound, the parties hereto covenant and agree as follows:

1.    Sale and Transfer of Assets, Liquidation And Dissolution of the Trust.
      ---------------------------------------------------------------------

     (a) Subject to the terms and  conditions  of this Plan,  and in reliance on the representations  and warranties of Global Income Fund herein contained,  and in  consideration  of the delivery by Global Income Fund of the number of Global
Income Fund Shares hereinafter  provided,  the Trust agrees that it will convey, transfer  and  deliver to Global  Income  Fund at the Closing all of the Trust's
then  existing  assets,  free and clear of all  liens,  encumbrances  and claims whatsoever (other than shareholders'  rights of redemption,  if any), except for cash,  bank  deposits  or cash  equivalent  securities  in an  estimated  amount necessary  to:  (i) pay the  costs  and  expenses  of  carrying  out  this  Plan
(including, but not limited to, fees of counsel and accountants, and expenses of its  liquidation  and  dissolution  contemplated  hereunder),  which  costs  and expenses shall be established on the Trust's books as liability  reserves;  (ii)
discharge its unpaid liabilities on its books at the closing date (as defined in
Section 3, hereinafter  called the "Closing Date"),  including,  but not limited to, its income  dividends and capital gains  distributions,  if any, payable for the  period  prior  to,  and  through,  the  Closing  Date and  excluding  those liabilities  that would  otherwise be discharged at a later date in the ordinary course of business;  and (iii) pay such  contingent  liabilities as the Board of
Trustees of the Trust (the "Trust Board") shall reasonably deem to exist against the  Trust,  if any,  at the  Closing  Date,  for  which  contingent  and  other appropriate  liability  reserves  shall  be  established  on the  Trust's  books
(hereinafter "Net Assets").  The Trust shall also retain any and all rights that it may have over and against any person that may have arisen up to and including the close of business on the Closing Date.

                                      A-1

     (b) Subject to the terms and  conditions  of this Plan,  and in reliance on the  representations  and  warranties  of the  Trust  herein  contained,  and in consideration  of such sale,  conveyance,  transfer and delivery,  Global Income
Fund agrees at the  Closing to deliver to the Trust the number of Global  Income
Fund Shares,  determined by: (a) dividing the value of the Trust's Net Assets by the number of  outstanding  shares of beneficial  interest,  par value $0.01 per share,  of the Trust ("Trust  Shares");  (b) dividing the value of Global Income
Fund's net assets by the number of  outstanding  Global Income Fund Shares;  (c)
dividing the quotient  calculated in step (a) by the quotient calculated in step
(b); and (d)  multiplying  the quotient  calculated in step (c) by the number of outstanding  Trust Shares as of 4:00 p.m.  Eastern time on the Closing Date. All such values  shall be  determined  in the manner and as of the time set forth in
Section 2 hereof.

     (c) Immediately following the Closing, the Trust shall effect a liquidating distribution  of the Global Income Fund Shares received by the Trust pursuant to this  Section  1,  together  with any  other  assets,  pro  rata to the  Trust's shareholders  of record as of the close of business on the  Closing  Date.  Such liquidating  distribution shall be accomplished by the establishment of accounts on the share  records of Global  Income  Fund of the type and in the amounts due such shareholders based on their respective holdings as of the close of business on the Closing  Date.  Fractional  Global Income Fund Shares shall be carried to the fourth decimal place. As promptly as is practicable after the Closing,  each holder of any outstanding certificate or certificates  representing Trust Shares shall be entitled to surrender the same to the transfer  agent for Global Income
Fund in  exchange  for the number of Global  Income  Fund  Shares into which the
Trust Shares  theretofore  represented  by the  certificate or  certificates  so surrendered  shall have been  converted.  Certificates  for Global  Income  Fund
Shares shall not be issued,  unless specifically  requested by the shareholders.
Until so surrendered,  each outstanding certificate which, prior to the Closing, represented  Trust Shares shall be deemed for all Global Income Fund purposes to evidence  ownership  of the number of Global  Income  Fund Shares into which the
Trust Shares  (which prior to the Closing were  represented  thereby)  have been converted.  Promptly  following the Closing and the liquidating  distribution of the Global  Income  Fund  Shares  (and any  resolution  of  litigation  or other contingent liabilities), the Trust shall be dissolved.

                                      A-2

2.      Valuation.
        ---------

     (a) The value of the Trust's  Net Assets to be  acquired  by Global  Income
Fund  hereunder  shall be computed as of 4:00 p.m.  Eastern  time on the Closing
Date in a manner  consistent  with the  valuation  procedures  described  in the
Trust's  registration  statement on Form N-2 dated  November  22, 1988,  as such disclosures have been amended to date by any: (i) amendments to the Trust's Form
N-2 filed with the U.S.  Securities and Exchange  Commission  (the "SEC");  (ii)
press  releases  issued on behalf of the  Trust;  and (iii) the Trust  annual or semi-annual reports sent to shareholders  pursuant to Section 30 of the 1940 Act
(together, the "Trust Disclosure Documents").

     (b) The net asset value per Trust Share shall be  determined  to the second decimal  place as of 4:00  p.m.  Eastern  time on the  Closing  Date in a manner consistent  with the valuation  procedures  described in the Trust's  Disclosure
Documents.

     (c) The net asset  value of a share of common  stock of Global  Income Fund
Shares shall be determined to the second  decimal place as of 4:00 p.m.  Eastern time on the Closing Date in a manner  consistent  with the valuation  procedures described in Global Income Fund's registration statement on Form N-2 dated March
17, 1988, as such  disclosures  have been amended to date by any: (i) amendments to Global Income Fund's Form N-2 filed with the SEC; (ii) press releases  issued on  behalf  of Global  Income  Fund;  and (iii)  Global  Income  Fund  annual or semi-annual reports sent to shareholders  pursuant to Section 30 of the 1940 Act
(together, the "Global Income Fund Disclosure Documents").

3.    Closing and Closing Date.
      ------------------------

     The Closing  Date shall be _________  __,  2002,  or such later date as the parties may mutually agree. The Closing shall take place at the principal office of Global Income Fund at 5:00 p.m.  Eastern time, on the Closing Date. The Trust shall have  provided  for  delivery as of the Closing of those Net Assets of the
Trust to be transferred to the account of Global Income Fund's  custodian,  J.P.
Morgan Chase Bank, MetroTech Center,  Brooklyn,  New York 11245. Also, the Trust
shall deliver at the Closing a list of names and  addresses of the  shareholders of record of it's the Trust Shares and the number of full and fractional  shares of common stock of the Trust Shares owned by each such  shareholder,  indicating thereon which such shares are represented by outstanding  certificates and which by book-entry  accounts,  all as of 4:00 p.m.  Eastern time on the Closing Date, certified by its transfer  agent or by its President or a Vice  President to the best of its or his or her knowledge  and belief.  Global Income Fund shall issue and deliver a  certificate  or  certificates  evidencing  the Global Income Fund
Shares  to be  delivered  to the  account  of the Trust at said  transfer  agent registered  in such manner as the officers of the Trust may request,  or provide evidence satisfactory to the Trust that such Global Income Fund Shares have been registered  in an account on the books of Global  Income  Fund in such manner as the officers of the Trust may request.

                                      A-3

4.      Representations and Warranties by Global Income Fund.
        ----------------------------------------------------

     Global Income Fund represents and warrants to the Trust that:

     (a) Global Income Fund is a corporation  incorporated under the laws of the
State of Maryland on January 28, 1988, and is validly existing under the laws of that  State.  Global  Income  Fund is duly  registered  under  the 1940 Act as a non-diversified,  closed-end management investment company and all of the Global
Income Fund Shares sold were sold in  compliance  in all material  respects with applicable  registration  requirements of the Securities Act of 1933, as amended
(the "1933 Act").

     (b)  Global  Income  Fund  is  authorized  to  issue  two  hundred  million
(200,000,000)  shares of common stock of Global Income Fund, par value $0.01 per share,  each outstanding  share of which is fully paid,  non-assessable,  freely transferable  and has full voting rights.  Global Income Fund  currently  issues shares of one (1) class and it has not designated any series of shares.

     (c) The  financial  statements  appearing in Global  Income  Fund's  Annual
Report to  Shareholders  for the fiscal year ended August 31,  2001,  audited by
PricewaterhouseCoopers  LLP,  a copy of which has been  delivered  to the Trust, fairly  present  the  financial  position  of Global  Income Fund as of the date indicated  and the  results  of its  operations  for the  periods  indicated  in conformity with generally accepted accounting principles applied on a consistent basis. If available,  a copy of the unaudited financial  statements appearing in
Global Income Fund's Semi-Annual Report to Shareholders for the six-month period ended  February  28, 2002,  will be  delivered  to the Trust,  which will fairly present the financial  position of Global Income Fund as of the respective dates indicated  and the  results  of its  operations  for the  periods  indicated  in conformity with generally accepted accounting principles applied on a consistent basis.

     (d) The books and records of Global  Income Fund  accurately  summarize the accounting data  represented  and contain no material  omissions with respect to the business and operations of Global Income Fund.

     (e) Global Income Fund has the necessary power and authority to conduct its business as such business is now being conducted.

     (f) Global  Income Fund is not a party to or obligated  under any provision of its  Articles of  Incorporation  or its By-Laws  (together,  as each has been amended to date, the "Global Income Fund Corporate Documents"),  or any contract or any  other  commitment  or  obligation,  and is not  subject  to any order or decree,  that would be violated by its  execution of or  performance  under this
Plan.

     (g) Global Income Fund has elected to be treated as a regulated  investment company  ("RIC") for federal income tax purposes under Part I of Subchapter M of the Internal Revenue Code of 1986, as amended (the "Code"), and it has qualified as a RIC for each taxable year since its  inception and will qualify as a RIC as of the Closing Date, and  consummation of the  transactions  contemplated by the
Plan will not cause it to fail to be qualified as a RIC as of the Closing Date.

                                      A-4

     (h) Global Income Fund is not under  jurisdiction  of a Court in a Title 11 or similar case within the meaning of Section 368(a)(3)(A) of the Code.

5.    Representations and Warranties by the Trust.
      -------------------------------------------

     The Trust represents and warrants to Global Income Fund that:

     (a) The Trust is a business trust formed under the laws of the Commonwealth of  Massachusetts on October 13, 1988, and is validly existing under the laws of that  Commonwealth.  The  Trust  is duly  registered  under  the  1940  Act as a non-diversified,  closed-end  management investment company and all of the Trust
Shares sold were sold in  compliance in all material  respects  with  applicable registration requirements of the 1933 Act.

     (b) The  Trust is  authorized  to issue an  unlimited  number  of shares of beneficial  interest of the Trust,  par value $0.01 per share,  each outstanding share of which is fully paid,  non-assessable,  freely transferable and has full voting rights.  The Trust currently issues shares of one (1) series,  and it has not designated any classes of shares.

     (c) The  financial  statements  appearing in the Trust's  Annual  Report to
Shareholders   for  the  fiscal  year  ended   August  31,   2001,   audited  by
PricewaterhouseCoopers  LLP, a copy of which has been delivered to Global Income
Fund,  fairly  present the financial  position of the Trust as of the respective dates  indicated and the results of its operations for the periods  indicated in conformity with generally accepted accounting principles applied on a consistent basis. If available,  a copy of the unaudited financial  statements appearing in the Trust's  Semi-Annual  Report to Shareholders  for the six-month period ended
February 28, 2002,  will be delivered to Global  Income Fund,  which will fairly present the financial position of the Trust as of the respective dates indicated
and the results of its operations for the periods  indicated in conformity  with generally accepted accounting principles applied on a consistent basis.

     (d) The books and records of the Trust accurately  summarize the accounting data represented and contain no material  omissions with respect to the business and operations of the Trust.

     (e) The Trust has the necessary power and authority to conduct its business as such business is now being conducted.

     (f) The Trust is not a party to or  obligated  under any  provision  of its
Declaration of Trust or its By-Laws (together, as each has been amended to date, the "Trust  Documents"),  or any contract or any other commitment or obligation, and is not  subject  to any  order or  decree,  that  would be  violated  by its execution of or performance under this Plan.

     (g) The Trust has  elected to be treated  as a RIC for  federal  income tax purposes under Part I of Subchapter M of the Code, and it has qualified as a RIC for each  taxable year since its  inception  and will qualify as a RIC as of the
Closing Date, and consummation of the transactions contemplated by the Plan will not cause it to fail to be qualified as a RIC as of the Closing Date.

     (h) The Trust is not under jurisdiction of a Court in a Title 11 or similar case within the meaning of Section 368(a)(3)(A) of the Code.

                                      A-5

6.    Representations and Warranties by the Trust and Global Income Fund.
      ------------------------------------------------------------------

     The Trust and Global Income Fund each  represents and warrants to the other that:

     (a) The  statement  of assets and  liabilities  to be furnished by it as of
4:00 p.m.  Eastern time on the Closing Date, for the purpose of determining  the number of Global  Income Fund Shares to be issued  pursuant to Section 1 of this
Plan,  will  accurately  reflect its Net Assets in the case of the Trust and its net assets in the case of Global  Income Fund and the  outstanding  Trust Shares and Global Income Fund Shares, respectively, as of such date, in conformity with generally accepted accounting principles applied on a consistent basis.

     (b) At the Closing,  it will have good and  marketable  title to all of the securities  and other  assets shown on the  statement of assets and  liabilities referred  to in (a) above,  free and clear of all liens or  encumbrances  of any nature whatsoever,  except such imperfections of title or encumbrances as do not materially  detract  from the value or use of the  assets  subject  thereto,  or materially affect title thereto.

     (c)  Except  as has  been  previously  disclosed  in the  Trust  Disclosure
Documents  or in the  Global  Income  Fund  Disclosure  Documents,  there  is no material suit, judicial action, or legal or administrative proceeding pending or threatened against the Trust or Global Income Fund, respectively.

     (d)  There are no known  actual or  proposed  deficiency  assessments  with respect to any taxes payable by it.

     (e) The  execution,  delivery and  performance  of this Plan have been duly authorized  by all  necessary  action of the Board of Directors of Global Income
Fund (the "Global  Income Fund Board") and the Trust  Board,  respectively,  and this Plan constitutes a valid and binding  obligation  enforceable in accordance with its terms.

     (f) It anticipates that the consummation of this Plan will not cause either the  Trust or Global  Income  Fund to fail to  conform  to the  requirements  of
Subchapter M of the Code for federal income  taxation as a RIC at the end of its fiscal year.

     (g) It has the  necessary  power and  authority  to conduct its business as such business is now being conducted.

7.    Covenants of the Trust and Global Income Fund.
      ---------------------------------------------

     (a) The  Trust and  Global  Income  Fund  each  covenants  to  operate  its respective  business  as  presently  conducted  between  the date hereof and the
Closing.

     (b) The Trust undertakes that it will not acquire Global Income Fund Shares for the purpose of making distributions thereof to anyone other than the Trust's shareholders.

     (c) The  Trust  undertakes  that,  if this  Plan  is  consummated,  it will dissolve its trust  existence,  file an application  pursuant to Section 8(f) of the 1940 Act for an  order  declaring  that it has  ceased  to be an  investment company and take the necessary actions,  including making the necessary filings, to withdraw its shares from listing on those stock  exchanges on which the Trust
Shares are listed as of the Closing Date.

                                      A-6

     (d) The Trust and Global Income Fund each agrees that, by the Closing,  all of its federal and other tax returns and reports  required by law to be filed on or before such date shall have been filed, and all federal and other taxes shown as due on said  returns  shall have either been paid or had  adequate  liability reserves created for the payment of such taxes.

     (e) At the Closing, the Trust will provide Global Income Fund a copy of the shareholder  ledger  accounts,  certified by the Trust's  transfer  agent or its
President  or a Vice  President to the best of its or his or her  knowledge  and belief,  for all of the  shareholders  of record of the Trust  Shares as of 4:00
p.m.  Eastern time on the Closing Date who are to become  shareholders of Global
Income  Fund as a result of the  transfer  of assets that is the subject of this
Plan.

     (f) The Trust agrees to mail to each of its shareholders of record entitled to vote at the meeting of its shareholders at which action on this Plan is to be considered, in sufficient time to comply with requirements as to notice thereof, a combined Prospectus and Proxy Statement that complies in all material respects with the applicable  provisions of Section 14(a) of the Securities  Exchange Act of 1934, as amended (the "1934 Act"), and Section 20(a) of the 1940 Act, and the
rules and regulations, respectively, thereunder.

     (g) Global Income Fund will file with the SEC a  registration  statement on
Form N-14 under the 1933 Act  relating to Global  Income  Fund  Shares  issuable hereunder (the "Global Income Fund N-14 Registration  Statement"),  and will use its best  efforts  to  provide  that the Global  Income  Fund N-14  Registration
Statement  becomes  effective  as  promptly  as is  practicable.  At the time it becomes effective,  the Global Income Fund N-14 Registration  Statement will (i)
comply in all material respects with the applicable  provisions of the 1933 Act, and the rules and regulations promulgated  thereunder;  and (ii) not contain any untrue  statement of material  fact or omit to state a material fact required to be stated therein or necessary to make the statements therein not misleading. At the time the Global Income Fund N-14 Registration  Statement becomes  effective, at the time of the Trust's  shareholders'  meeting to consider this Plan, and at the Closing  Date,  the  Prospectus  and  Statement  of  Additional  Information
included in the Global Income Fund N-14 Registration  Statement will not contain any  untrue  statement  of a  material  fact or omit to  state a  material  fact necessary  to make the  statements  therein,  in the light of the  circumstances under which they were made, not misleading.

     (h) Global Income Fund will take the necessary  actions to (i) maintain the listing of its shares on each stock  exchange on which Global Income Fund Shares are  listed as of the date of this  Plan,  and until  such a time as the  Global
Income  Fund  Board  determines  that it is no longer in the best  interests  of
Global  Income  Fund and its  shareholders,  and (ii) obtain the listing on each such stock  exchange of those Global Income Fund Shares that are to be issued by
Global Income Fund in order to  consummate  the  Reorganization  as set forth in
Section 1 of this Plan.

                                      A-7

8.    Conditions Precedent to be Fulfilled by the Trust and Global Income Fund.
      -------------------------------------------------------------------------

     The  consummation  of this Plan hereunder shall be subject to the following respective conditions:

     (a) That:  (i) all the  representations  and  warranties of the other party contained  herein  shall be true and  correct  as of the  Closing  with the same effect as though  made as of and at such date;  (ii) the other  party shall have performed all  obligations  required by this Plan to be performed by it prior to the  Closing;  and (iii) the other  party shall have  delivered  to such party a certificate  signed by the President,  a Vice President or an equivalent officer to the foregoing effect.

     (b) That each party shall have  delivered  to the other party a copy of the resolutions approving the Plan adopted and approved by the appropriate action of the Trust Board or the Global Income Fund Board,  as  appropriate,  certified by its President,  a Vice President or an equivalent officer of the Trust or Global
Income Fund, respectively.

     (c) That the SEC shall not have  issued an  unfavorable  management  report under Section 25(b) of the 1940 Act or instituted or threatened to institute any proceeding seeking to enjoin consummation of the Plan under Section 25(c) of the
1940 Act. And, further, no other legal, administrative or other proceeding shall have been  instituted or threatened that would  materially  affect the financial condition  of  either  party or would  prohibit  the  transactions  contemplated hereby.

     (d) That this Plan and the  Reorganization  contemplated  hereby shall have been adopted and approved by the appropriate  action of the  shareholders of the
Trust at an annual or special meeting or any adjournment thereof.

     (e) That a distribution or  distributions  shall have been declared for the
Trust prior to the Closing Date that, together with all previous  distributions, shall  have  the  effect  of  distributing  to its  shareholders  (i) all of its ordinary  income and all of its capital gain net income,  if any, for the period from the close of its last fiscal year to 4:00 p.m.  Eastern time on the Closing
Date;  and (ii) any  undistributed  ordinary  income and capital gain net income from any period to the extent not otherwise  declared for distribution.  Capital gain net income has the meaning given such term by Section 1222(a) of the Code.

     (f) That there shall be  delivered  to the Trust and Global  Income Fund an opinion from Messrs.  Stradley Ronon Stevens & Young,  LLP, counsel to the Trust
and  Global  Income  Fund,  to  the  effect  that,   provided  the   acquisition
contemplated  hereby is carried out in accordance with this Plan and the laws of the State of Maryland  and the  Commonwealth  of  Massachusetts,  and based upon certificates  of the officers of the Trust and Global Income Fund with regard to matters of fact:

          (1) The  acquisition  by Global Income Fund of  substantially  all the assets of the Trust as provided  for herein in exchange  for Global  Income Fund
Shares followed by the  distribution by the Trust to its  shareholders of Global
Income  Fund  Shares in  complete  liquidation  of the Trust  will  qualify as a reorganization  within the  meaning of Section  368(a)(1)  of the Code,  and the
Trust and Global Income Fund will each be a "party to the reorganization" within the meaning of Section 368(b) of the Code;

                                      A-8

          (2) No gain or loss will be  recognized by the Trust upon the transfer of substantially  all of its assets to Global Income Fund in exchange solely for voting shares of Global Income Fund (Sections 361(a) and 357(a) of the Code);

          (3) No gain or loss will be  recognized by Global Income Fund upon the receipt of  substantially  all of the assets of the Trust in exchange solely for voting shares of Global Income Fund (Section 1032(a) of the Code);

          (4) No  gain  or  loss  will  be  recognized  by the  Trust  upon  the distribution of Global Income Fund Shares to its  shareholders in liquidation of the Trust (in pursuance of the Plan) (Section 361(c)(1) of the Code);

          (5) The basis of the  assets of the Trust  received  by Global  Income
Fund will be the same as the basis of such assets to the Trust immediately prior to the reorganization (Section 362(b) of the Code);

          (6) The holding  period of the assets of the Trust  received by Global
Income Fund will  include the period  during  which such assets were held by the
Trust (Section 1223(2) of the Code);

          (7) No gain or loss  will be  recognized  to the  shareholders  of the
Trust upon the exchange of their shares in the Trust for voting shares of Global
Income Fund,  including fractional shares to which they may be entitled (Section
354(a) of the Code);

          (8)  The  basis  of  Global   Income  Fund  Shares   received  by  the
shareholders  of the Trust  shall be the same as the  basis of the Trust  Shares exchanged therefore (Section 358(a)(1) of the Code);

          (9) The  holding  period of Global  Income  Fund  Shares  received  by shareholders  of the Trust  (including  fractional  shares to which  they may be entitled)  will include the holding  period of the Trust Shares  surrendered  in exchange therefore,  provided that the Trust Shares were held as a capital asset on the effective date of the exchange (Section 1223(1) of the Code); and

          (10) Global  Income Fund will  succeed to and take into  account as of the date of the transfer (as defined in Section 1.381(b)-1(b) of the regulations issued by the United States Treasury ("Treasury  Regulations")) the items of the
Trust  described in Section  381(c) of the Code,  subject to the  conditions and limitations  specified  in Sections  381,  382,  383 and 384 of the Code and the
Treasury Regulations.

     (g) That there shall be delivered to Global  Income Fund an opinion in form and substance  satisfactory  to it from Messrs.  Stradley Ronon Stevens & Young,
LLP,  counsel to the Trust,  to the effect that,  subject in all respects to the
effects  of  bankruptcy,  insolvency,  reorganization,   moratorium,  fraudulent
conveyance and other laws now or hereafter  affecting  generally the enforcement of creditors' rights:

                                      A-9

          (1) The  Trust  is a  business  trust  formed  under  the  laws of the
Commonwealth  of  Massachusetts  on October 13, 1988, and is a validly  existing trust and in good standing under the laws of that Commonwealth;

          (2) The Trust is authorized to issue an unlimited  number of shares of beneficial  interest,  par value  $0.01 per share.  The Trust  currently  issues shares of one (1)  series  and it has not  designated  any  classes  of  shares.
Assuming that the initial shares of beneficial interest of the Trust were issued in  accordance  with the 1940 Act and the  Trust  Documents,  and that all other outstanding  shares of the Trust were sold, issued and paid for in compliance in all material respects with applicable registration requirements of the 1933 Act, each such outstanding share is fully paid,  non-assessable,  freely transferable and has full voting rights in accordance with the terms of the Trust Documents;

          (3) The Trust is a  closed-end  investment  company of the  management type registered as such under the 1940 Act;

          (4)  Except as  disclosed  in the  Trust  Disclosure  Documents,  such counsel does not know of any material  suit,  action or legal or  administrative proceeding pending or threatened  against the Trust, the unfavorable  outcome of which would materially and adversely affect the Trust;

          (5) All trust  actions  required to be taken by the Trust to authorize this Plan and to effect the  Reorganization  contemplated  hereby have been duly authorized by all necessary action on the part of the Trust; and

          (6) The  execution,  delivery or performance of this Plan by the Trust will not violate any provision of its Trust Documents,  or the provisions of any agreement  or other  instrument  known to such  counsel  to which the Trust is a party or by which the Trust is otherwise  bound;  this Plan is the legal,  valid and  binding  obligation  of the Trust and is  enforceable  against the Trust in accordance with its terms.

     In giving the opinions  set forth above,  this counsel may state that it is relying on  certificates  of the officers of the Trust with regard to matters of
fact,  and  certain   certifications  and  written  statements  of  governmental officials with respect to the good standing of the Trust.

     (h) That  there  shall be  delivered  to the Trust an  opinion  in form and substance  satisfactory to it from Messrs.  Stradley Ronon Stevens & Young, LLP, counsel to Global  Income Fund,  to the effect that,  subject in all respects to the effects of bankruptcy,  insolvency,  reorganization,  moratorium, fraudulent conveyance and other laws now or hereafter  affecting  generally the enforcement of creditors' rights:

          (1) Global Income Fund is a corporation incorporated under the laws of the State of Maryland on January 28, 1988, and is a validly existing corporation and in good standing under the laws of that State;

                                      A-10

          (2) Global  Income Fund is  authorized  to issue two  hundred  million
(200,000,000)  shares of common stock, par value $0.01 per share.  Global Income
Fund  currently  issues  shares of one (1) class and it has not  designated  any series of shares.  Assuming  that the  initial  Global  Income  Fund Shares were issued in  accordance  with the 1940 Act and the Global  Income  Fund  Corporate
Documents,  and that all other  outstanding  shares of Global  Income  Fund were sold, issued and paid for in compliance in all material respects with applicable registration  requirements of the 1933 Act, each such outstanding share is fully paid,  non-assessable,  freely  transferable  and  has  full  voting  rights  in accordance with the terms of the Global Income Fund Corporate Documents;

          (3)  Global  Income  Fund is a  closed-end  investment  company of the management type registered as such under the 1940 Act;

          (4)  Except  as  disclosed  in  the  Global  Income  Fund   Disclosure
Documents,  such counsel does not know of any material suit,  action or legal or administrative  proceeding pending or threatened against Global Income Fund, the unfavorable outcome of which would materially and adversely affect Global Income
Fund;

          (5) Global  Income Fund  Shares to be issued  pursuant to the terms of this Plan have been duly  authorized  and, when issued and delivered as provided in this  Plan,  will  have  been  validly  issued  and  fully  paid  and will be non-assessable by Global Income Fund;

          (6) All corporate  actions  required to be taken by Global Income Fund to authorize this Plan and to effect the Reorganization contemplated hereby have been duly authorized by all necessary action on the part of Global Income Fund;

          (7) The  execution,  delivery  or  performance  of this Plan by Global
Income Fund will not violate any provision of its Global  Income Fund  Corporate
Documents,  or the provisions of any agreement or other instrument known to such counsel to which Global Income Fund is a party or by which Global Income Fund is otherwise bound; this Plan is the legal,  valid and binding obligation of Global
Income Fund and is enforceable against Global Income Fund in accordance with its terms; and

          (8) The  Global  Income  Fund  N-14  Registration  Statement  has been declared or, by operation of rule, has become effective under the 1933 Act, and,
to  the  best  knowledge  of  such  counsel,   no  stop  order   suspending  the
effectiveness of such Registration Statement has been issued, and no proceedings for such purpose have been instituted or are pending before or threatened by the
SEC under the 1933 Act, and nothing has come to counsel's  attention that causes it to  believe  that,  at the time the  Global  Income  Fund  N-14  Registration
Statement  became  effective,  or at the Closing,  such  Registration  Statement
(except for the financial  statements and other financial and  statistical  data included  therein,  as to which counsel need not express an opinion),  contained any  untrue  statement  of a material  fact or omitted to state a material  fact required to be stated  therein or necessary to make the  statements  therein not misleading;  and  such  counsel  knows of no  legal  or  government  proceedings required to be described in the Global Income Fund N-14 Registration  Statement,
or of any  contract or document of a character  required to be  described in the
Global  Income  Fund  N-14  Registration  Statement  that  is not  described  as required.

     In giving the opinions  set forth above,  this counsel may state that it is relying on  certificates  of the  officers of Global  Income Fund with regard to
matters  of  fact,  and  certain   certifications   and  written  statements  of
governmental officials with respect to the good standing of Global Income Fund.

                                      A-11

     (i) That the Trust shall have received a certificate  from the President or a Vice  President  of  Global  Income  Fund to the  effect  that the  statements contained in the Global Income Fund N-14 Registration Statement, at the time the
Global Income Fund N-14 Registration Statement became effective,  at the date of the  signing  of this  Plan,  and at the  Closing,  did not  contain  any untrue statement  of a material  fact or omit to state a material  fact  required to be stated therein or necessary to make the statements therein not misleading.

     (j) That the Global Income Fund N-14 Registration Statement with respect to
Global  Income  Fund  Shares to be  delivered  to the  Trust's  shareholders  in accordance  with  this Plan  shall  have  become  effective,  and no stop  order suspending  the  effectiveness  of the  Global  Income  Fund  N-14  Registration
Statement or any amendment or supplement  thereto,  shall have been issued prior to the Closing Date or shall be in effect at Closing, and no proceedings for the issuance of such an order shall be pending or threatened on that date.

     (k) That  Global  Income  Fund Shares to be  delivered  hereunder  shall be eligible  for sale  with  each  state  commission  or  agency  with  which  such eligibility is required in order to permit Global Income Fund Shares lawfully to be delivered to each holder of the Trust Shares.

     (l) That, at the Closing, there shall be transferred to Global Income Fund, aggregate  Net Assets of the Trust  comprising at least 90% in fair market value of the total net  assets  and 70% of the fair  market  value of the total  gross assets recorded on the books of the Trust on the Closing Date.

     (m) That there be delivered to Global  Income Fund  information  concerning the tax basis of the Trust in all securities  transferred to Global Income Fund, together  with  shareholder  information  including  the  names,  addresses  and taxpayer  identification  numbers  of the  shareholders  of the  Trust as of the
Closing  Date,  the  number of shares  held by each  shareholder,  the  dividend
reinvestment   elections   applicable  to  each  shareholder,   and  the  backup
withholding and nonresident alien withholding certifications, notices or records on file with the Trust with respect to each shareholder.

     (n) That all consents of other parties, and all other consents,  orders and permits of federal,  state and local regulatory  authorities (including those of the SEC and of state Blue Sky  securities  authorities,  including any necessary
"no-action"   positions  or  exemptive   orders  from  such  federal  and  state
authorities), required to permit consummation of the Reorganization contemplated hereby  shall  have been  obtained,  except  where  failure  to obtain  any such consent,  order or permit would not involve a risk of a material  adverse effect on the assets or properties of the Trust or Global Income Fund.

     (o)  That as of the  Closing  Date,  Global  Income  Fund  shall  have  (i)
maintained  the  listing of its shares on each stock  exchange  on which  Global
Income Fund Shares  were listed as of the date of this Plan,  and (ii)  obtained the listing on each such stock  exchange of those Global Income Fund Shares that are  to be  issued  by  Global  Income  Fund  pursuant  to  this  Plan  and  the
Reorganization.

                                      A-12

9.    Brokerage Fees and Expenses.
      ---------------------------

     (a) The Trust and Global  Income Fund each  represents  and warrants to the other that there are no broker or finders' fees payable by it in connection with the transactions provided for herein.

     (b) The expenses of entering  into and carrying out the  provisions of this
Plan shall be borne one-quarter by the Trust,  one-quarter by Global Income Fund and one-half by Franklin Advisers Inc.

10.   Termination; Postponement; Waiver; Order.
      ----------------------------------------

     (a) Anything contained in this Plan to the contrary  notwithstanding,  this
Plan may be  terminated  and the  Reorganization  abandoned at any time (whether before or after approval  thereof by the shareholders of the Trust) prior to the
Closing, or the Closing may be postponed as follows:

          (1) by mutual consent of the Trust and Global Income Fund;

          (2) by Global  Income Fund if any  condition  of its  obligations  set forth in Section 8 has not been fulfilled or waived; or

          (3) by the  Trust if any  condition  of its  obligations  set forth in
Section 8 has not been fulfilled or waived.

     An election by the Trust or Global  Income Fund to terminate  this Plan and to abandon  the  Reorganization  shall be  exercised  by the Trust  Board or the
Global Income Fund Board, respectively.

     (b) If the transactions contemplated by this Plan have not been consummated by _________  __,  2002,  the Plan shall  automatically  terminate on that date, unless a later date is agreed to by both the Trust  Board and the Global  Income
Fund Board.

     (c) In the event of  termination  of this Plan  pursuant to the  provisions hereof,  the Plan shall become void and have no further effect,  and neither the
Trust nor Global Income Fund, nor their trustees,  directors, officers or agents or the  shareholders of the Trust or Global Income Fund shall have any liability in respect of this Plan.

     (d) At any time prior to the  Closing,  any of the terms or  conditions  of this Plan may be waived by the party who is entitled  to the benefit  thereof by action taken by the Global Income Fund Board or the Trust Board, as the case may be, if, in the  judgment  of such  Board,  such action or waiver will not have a material  adverse  effect  on the  benefits  intended  under  this  Plan  to its shareholders, on behalf of whom such action is taken.

     (e) The respective  representations and warranties  contained in Sections 4 through 6 hereof shall expire with and be terminated by the Reorganization,  and neither the Trust nor Global Income Fund, nor any of their  officers,  trustees, directors,  agents or shareholders shall have any liability with respect to such representations  or  warranties  after the  Closing.  This  provision  shall not protect any officer,  trustee,  director,  agent or  shareholder of the Trust or
Global  Income Fund against any  liability to the entity for which that officer, trustee,  director, agent or shareholder so acts or to its shareholders to which that officer, trustee, director, agent or shareholder would otherwise be subject by reason of  willful  misfeasance,  bad faith,  gross  negligence  or  reckless disregard of the duties in the conduct of such office.

                                      A-13

     (f) If any order or orders of the SEC with  respect  to this Plan  shall be issued  prior to the Closing and shall impose any terms or  conditions  that are determined  by action of the Trust Board and the Global  Income Fund Board to be
acceptable, such terms and conditions shall be binding as if a part of this Plan without further vote or approval of the  shareholders of the Trust,  unless such terms and  conditions  shall result in a change in the method of  computing  the number of Global  Income Fund  Shares to be issued to the Trust in which  event, unless  such  terms  and  conditions  shall  have  been  included  in the  proxy solicitation  material  furnished to the  shareholders of the Trust prior to the meeting  at which the  transactions  contemplated  by this Plan  shall have been approved,  this Plan shall not be  consummated  and shall  terminate  unless the
Trust shall promptly call a special  meeting of its  shareholders  at which such conditions so imposed shall be submitted for approval.

11.   Entire Agreement and Amendments.
      -------------------------------

     This Plan embodies the entire  agreement  between the parties and there are no  agreements,  understandings,  restrictions  or  warranties  relating  to the transactions  contemplated  by this Plan other  than  those set forth  herein or herein  provided  for.  This Plan may be amended  only by mutual  consent of the parties in writing.  Neither this Plan nor any  interest  herein may be assigned without the prior written consent of the other party.

12.   Counterparts.
      ------------

     This Plan may be  executed  in any  number of  counterparts,  each of which shall be deemed to be an  original,  but all such  counterparts  together  shall constitute but one instrument.

13.   Notices.
      -------

     (a) Any notice,  report or demand required or permitted by any provision of this Plan  shall be in  writing  and  shall be deemed to have been  given to the
Trust if  delivered  or  mailed,  first  class  postage  prepaid,  addressed  to
Templeton Global Governments  Income Trust, at 500 East Broward Boulevard,  Fort
Lauderdale, Florida 33394, Attention: Secretary.

     (b) Any notice,  report or demand required or permitted by any provision of this Plan shall be in  writing  and shall be deemed to have been given to Global
Income Fund if delivered or mailed,  first class postage  prepaid,  addressed to
Templeton  Global  Income  Fund,  Inc.,  at 500  East  Broward  Boulevard,  Fort
Lauderdale, Florida 33394, Attention: Secretary.

                                      A-14

14.     Governing Law.
        -------------

     This Plan shall be governed by and carried out in accordance  with the laws of the Commonwealth of Massachusetts.

     IN WITNESS WHEREOF,  the Trust and Global Income Fund have each caused this
Plan to be executed on its behalf by its duly authorized officers, all as of the date and year first-above written.

                                         TEMPLETON GLOBAL
                                         GOVERNMENTS INCOME TRUST

Attest:                                  By:
       --------------------------           --------------------------
       Name:                                Name:
       Title:                               Title:

                                         TEMPLETON GLOBAL INCOME FUND, INC.

Attest:                                  By:
       --------------------------           --------------------------
       Name:                                Name:
       Title:                               Title:

                                      A-15

                                    EXHIBIT B
                                    ---------

     The Annual Report to Shareholders of Templeton Global Income Fund, Inc. for
the  fiscal  year  ended  August  31,  2001,  is part  of this  Prospectus/Proxy
Statement  and will be  included  in the proxy  mailing to all  shareholders  of record.  For  purposes  of this  EDGAR  filing,  the Report to  Shareholders  of
Templeton  Global  Income Fund for the fiscal year ended  August 31,  2001,  the copy, is incorporated by reference to the electronic  filing made on November 1,
2002, under File No. 811-05459.

                                     Part B
                       STATEMENT OF ADDITIONAL INFORMATION

Acquisition of the Assets of
TEMPLETON GLOBAL GOVERNMENTS INCOME TRUST

By and in exchange for shares of
TEMPLETON GLOBAL INCOME FUND, INC.

     This Statement of Additional  Information  ("SAI") relates  specifically to the proposed  acquisition by Templeton Global Income Fund, Inc.  ("Global Income
Fund") of substantially  all of the assets of the Templeton  Global  Governments
Income Trust (the  "Trust") in exchange  solely for shares of Global Income Fund
(the "Transaction").

     This SAI also includes the following  documents,  which are attached to and legally considered to be a part of this SAI:

     1.   Annual Report of the Trust for the fiscal year ended August 31, 2001.

     2.   Semi-Annual  Report of the Trust for the  period  ended  February  28,
          2002.

     3.   Semi-Annual Report of Global Income Fund for the period ended February
          28, 2002.

     4.   Pro Forma Financial  Statements  reflecting the financial situation of
          Global Income Fund following the Transaction as if the Transaction had taken place on February 28, 2002.

     This SAI is not a Prospectus;  you should read this SAI in conjunction with the Prospectus/Proxy  Statement dated May __, 2002, relating to the Transaction.
You can request a copy of the  Prospectus/Proxy  Statement by calling 1-800/DIAL
BEN(R)or by writing to Global  Income Fund at 100  Fountain  Parkway,  P.O.  Box
33030, St. Petersburg, FL 33733-8030.

     Capitalized  terms  not  otherwise  defined  in this SAI have the  meanings assigned to them in the Prospectus/Proxy Statement.

     This Statement of Additional Information is dated May __, 2002.

                                       2

                              TABLE OF CONTENTS

GENERAL INFORMATION ABOUT THE FUNDS...........................................
      Comparison of Voting Rights.............................................
      Comparison of Quorum Requirements.......................................
      Comparison of Shareholder Inspection Rights.............................
      Comparison of Dividend Reinvestment Plans...............................
      Comparison of Anti-Takeover  Provisions in the Charter  Documents of the
      Trust and Global Income Fund............................................
INVESTMENT GOALS, POLICIES AND RESTRICTIONS...................................
MANAGEMENT OF THE FUNDS.......................................................
CONTROL PERSONS AND PRINCIPAL HOLDERS OF SECURITIES...........................
INVESTMENT ADVISORY AND OTHER SERVICE ARRANGEMENTS............................
      Adviser.................................................................
      Administrative, Custody, Transfer Agency and Accounting Services........
      Independent Auditors....................................................
      Legal Counsel...........................................................
      Personal Trading Policies...............................................
BROKERAGE ALLOCATION AND OTHER PRACTICES......................................
SHARE REPURCHASE PROGRAM......................................................
U.S. FEDERAL INCOME TAX MATTERS...............................................
      In General..............................................................
      Tax Consequences of the Reorganization..................................
PRO FORMA FINANCIAL STATEMENTS................................................
FINANCIAL STATEMENTS AND REPORTS OF INDEPENDENT AUDITORS......................

                                      3

                       GENERAL INFORMATION ABOUT THE FUNDS

Global  Income  Fund and the Trust are  non-diversified,  closed-end  management investment companies registered with the U.S. Securities and Exchange Commission
(the  "SEC").  The Trust was  organized  as a  Massachusetts  business  trust on
October 13, 1988. Global Income Fund was organized as a Maryland  corporation on
January 28, 1988.

Global  Income  Fund's  principal  investment  goal is to provide  high  current income.  Global  Income  Fund's  secondary  investment  goal is to seek  capital appreciation,  but only when  consistent  with its  principal  objective.  Under normal market  conditions,  Global Income Fund invests at least 65% of its total assets  in debt  securities  issued or  guaranteed  by  governments,  government agencies  and  supranational  entities,  as well as corporate  debt  securities, preferred equity securities and debt obligations of banks.

The  Trust's  investment  goal is to  provide  a high  level of  current  income consistent with  preservation of capital.  Under normal market  conditions,  the
Trust  invests  at least  65% of its  total  assets  in  investment  grade  debt
securities   issued  or  guaranteed   by   governments,   government   agencies,
supranational entities, political subdivisions and other government entities and in corporate debt securities.

As with most investments, investing in Global Income Fund and the Trust involves risk.  There can be no guarantee  against losses resulting from an investment in either Fund,  nor can there be any  assurance  that either Fund will achieve its investment  goals.  The risks  associated  with an  investment  in each Fund are substantially  similar.  These risks  include the risks of  investing in foreign securities. Both Funds are subject to the risks of investing in debt securities, which include interest rate, income,  market and call risks.  Furthermore,  both
Funds are subject to the credit and related risks of  investments in lower-rated debt securities.  To the extent Global Income Fund invests in common stocks,  it will be subject to general stock risk. To the extent the Funds purchase and sell
options  and  futures  contracts,   or  enter  into  foreign  currency  exchange
contracts,  the Funds may be  subject to  additional  volatility  and  potential
losses.   Both   Funds  are   subject  to  the  risks   associated   with  being
non-diversified, closed-end management investment companies.

Comparison of Voting Rights

The  Trust.  Under  the  Trust's  Declaration  of Trust  and  By-Laws  and under applicable  Massachusetts  law,  shareholders  of the Trust are entitled to vote upon the following  matters  (which  authority may or may not be shared with the
Trustees):

     o    the election or removal of Trustees,
     o    investment advisory and management contracts,
     o    the termination of the Trust,
     o    certain amendments to the Declaration of Trust and the By-Laws,
     o    mergers, consolidations or reincorporations of the Trust,
     o    the sale of all or substantially all of the Trust's assets,
     o    the reorganization of the Trust into an open-end investment company,

                                       4

     o    the  determination  of  whether  to  proceed  with  certain  potential derivative  litigation  to the same  extent as the  stockholders  of a
          Massachusetts business corporation, and
     o    such other  matters  relating  to the Trust as the  Trustees  consider necessary or desirable,  or as may be required by applicable  law, the
          Declaration of Trust or the By-Laws.

Global Income Fund.  Under Global Income Fund's  Articles of  Incorporation  and
By-Laws and under  applicable  Maryland law,  shareholders of Global Income Fund are entitled to vote upon the following  matters (which authority may or may not be shared with the Directors):

     o    the election or removal of Directors,
     o    a modification in the number of Directors,
     o    liquidation or dissolution  (including partial liquidations) of Global
          Income Fund,
     o    certain amendments to the Articles of Incorporation and the By-Laws,
     o    mergers, share exchanges or consolidations of Global Income Fund, and
     o    certain  transfers  of assets  other  than in the  ordinary  course of business,  including  the sale of all or  substantially  all of Global
          Income Fund's assets.

In addition,  each Fund is required to hold annual  meetings of  shareholders at which, among other things, Trustees and Directors, respectively, are elected.

Comparison of Quorum Requirements

The Massachusetts Statute does not contain a provision that defines a quorum for purposes of taking  action by  shareholders.  However,  the By-Laws of the Trust provide that the holders of a majority of outstanding shares,  present in person or by  proxy,  constitute  a  quorum  at  any  meeting  of  Trust  Shareholders.
Similarly,  the Maryland Code and Global Income Fund's By-Laws  provide that the presence in person or by proxy of shareholders of Global Income Fund entitled to cast a majority of all the votes entitled to be cast at that meeting constitutes a quorum.

Comparison of Shareholder Inspection Rights

There is no provision in the Massachusetts Statute relating to the inspection of trust records by  shareholders.  However,  the By-Laws of the Trust provide that the records of the Trust are open to  inspection  by Trust  Shareholders  to the
same  extent  as  is  permitted   shareholders  of  a   Massachusetts   business
corporation.

The Maryland Code provides that,  during usual business hours, a shareholder may inspect  and  copy  the  following  corporate  documents:  by-laws;  minutes  of
shareholders'   meetings;   annual  statements  of  affairs;  and  voting  trust
agreements. Moreover, one or more persons who together are, and for at least six months  have  been,  shareholders  of record  of at least  five  percent  of the outstanding stock of any class of Global Income Fund are entitled to inspect and copy Global  Income  Fund's books of account and stock  ledger,  and to review a statement of affairs and a list of shareholders.

                                       5

Comparison of Dividend Reinvestment Plans

The Trust's Dividend  Reinvestment Plan. Under the Trust's Dividend Reinvestment
Plan (the "Trust  Plan"),  the provisions of which are  summarized  below,  each
Trust  Shareholder  whose Trust shares are registered in his or her own name has all  dividends and  distributions  of income and capital gains paid by the Trust automatically  reinvested  in additional  shares of the Trust by Morgan  Stanley
Dean Witter  Trust (FSB) (the "Trust Plan Agent")  unless the Trust  Shareholder specifically elects to receive such dividends and distributions in cash.

Dividends and  distributions  with respect to shares registered in the name of a broker-dealer  or other nominee  (that is, in "street  name") will be reinvested under the Trust Plan if such  broker-dealer  or  nominee  makes an  election  to participate  on behalf of the Trust  Shareholders  unless the  broker-dealer  or nominee does not provide the service.  The Trust Plan Agent intends to make such election on behalf of Trust Shareholders whose shares are registered in its name unless  a  Trust  Shareholder  specifically  elects  to  receive  dividends  and distributions in cash.

The Trust Plan  Agent  must  receive  any such  election  not less than ten days before the applicable  dividend or  distribution  record date.  Otherwise,  such election will be effective with respect to any subsequently declared dividend or distribution.  Trust Shareholders who elect not to participate in the Trust Plan will  receive  all  dividends  and  distributions  in cash paid by check in U.S.
dollars mailed directly to the shareholder of record (or, if the shares are held in street or other nominee name,  then to such nominee) by the Trust Plan Agent, as dividend paying agent.

The Trust Plan Agent serves as agent for the Trust Shareholders in administering the Trust Plan. When the Trust declares a dividend or distribution, participants in the Trust Plan will receive the equivalent in shares of the Trust as follows.
If the market price is equal to or exceeds the Trust's net asset value per share at the time  shares  are valued for the  purpose  of  determining  the number of shares equivalent to the dividend or distribution,  new shares will be issued by the Trust at a price  equal to the higher of net asset  value or 95% of the then current market price of the Trust's shares. As a result, if market price exceeds net  asset  value by more  than  5%,  participants  in the  Trust  Plan  will be purchasing  shares at a price that exceeds net asset value per share.  The Trust will not issue shares under the Trust Plan at a price below net asset value.  If the market  price is lower than the net asset  value  determined  at the time of valuation,  or if such  dividend or  distribution  is payable only in cash,  the
Trust Plan Agent will,  as agent for the  participants,  buy Trust shares in the open  market,  on the New York Stock  Exchange  ("NYSE") or  elsewhere,  for the participants'  accounts.  If,  before  the Trust Plan  Agent has  completed  its purchases, the market price exceeds the net asset value of the Trust shares, the average per share purchase price paid by the Trust Plan Agent may exceed the net asset value of the Trust's shares,  resulting in the acquisition of fewer shares than if the dividend or distribution had been paid in shares issued by the Trust valued at net asset value.

The Trust Plan Agent  maintains all  shareholder  accounts in the Trust Plan and furnishes  written  confirmation of all transactions in the accounts,  including information needed by Trust Shareholders for personal and tax records. The Trust
Plan Agent will hold  shares in the  account of each Trust Plan  participant  in non-certificated  form in the name of the  participant,  and each  shareholder's proxy will include those shares purchased pursuant to the Trust Plan.

                                       6

In the case of Trust Shareholders such as banks, brokers or nominees, which hold shares as of record  for others who are the  beneficial  owners,  the Trust Plan
Agent  will  administer  the  Trust  Plan on the  basis of the  number of shares certified from time to time by the record shareholders as representing the total amount registered in the record  shareholders' names and held for the account of beneficial owners who are to participate in the Trust Plan.

There is no charge to participants  for  reinvesting  dividends or capital gains distributions.  The Trust Plan Agent's fees for the handling of  reinvestment of dividends  and  distributions  will  be  paid  by the  Trust.  There  will be no brokerage  charges  with  respect to shares  issued  directly  by the Trust as a result of dividends or capital gains  distributions  payable either in shares or in cash.  However,  each  participant  will pay a pro  rata  share of  brokerage commissions  incurred  with  respect  to the  Trust  Plan  Agent's  open  market purchases in  connection  with the  reinvestment  of dividends or capital  gains distributions.

The  automatic  reinvestment  of dividends  and  distributions  will not relieve participants  of any U.S.  income tax that may be payable on such  dividends  or distributions.

The Trust and the Trust Plan Agent  reserve  the right to amend the Trust  Plan, including  the  imposition of a service  charge,  or to terminate the Trust Plan upon at least 90 days advance  notice to all  participants.  All  correspondence concerning the Trust Plan should be directed to Morgan Stanley Dean Witter Trust
(FSB), P.O. Box 1040, Jersey City, New Jersey 07303.

Global Income Fund's  Dividend  Reinvestment  and Cash Purchase Plan.  Under the
Dividend  Reinvestment  and Cash  Purchase Plan of Global Income Fund (the "Fund
Plan"),  a summary of which is set forth below,  shareholders  may elect to have all dividends and  distributions  automatically  reinvested by Mellon Securities
Trust Company (the "Fund Plan Agent") in Global  Income Fund Shares  pursuant to the Fund Plan.

Shareholders  who  do  not  participate  in  the  Fund  Plan  will  receive  all distributions  in cash  paid by check in U.S.  dollars  mailed  directly  to the shareholder  of record  (or,  if the shares are held in street or other  nominee name, then to such nominee) by the Fund Plan Agent, as dividend paying agent.

The Fund Plan Agent serves as agent for the  shareholders in  administering  the
Fund  Plan.  When  Global  Income  Fund  declares a  dividend  or  distribution, participants  in the Fund Plan will receive the  equivalent  in shares of Global
Income  Fund as  follows.  If the market  price is equal to or exceeds net asset value at the valuation date, participants will be issued shares of Global Income
Fund at a price  equal to net asset value per share but not less than 95% of the then current  market price of Global  Income Fund  Shares.  As a result,  if the market  price  exceeds  net asset  value by more than 5% of the  current  market price,  participants in the Fund Plan will be purchasing  shares at a price that exceeds net asset value. Global Income Fund will not issue shares under the Fund
Plan at a price  below net asset  value.  If the market  price is lower than net asset  value,  or if Global  Income  Fund  should  declare a  dividend  or other distribution  payable only in cash,  the Fund Plan Agent will,  as agent for the participants,  buy Global Income Fund Shares in the open market,  on the NYSE or elsewhere,  for the participants'  accounts.  If, before the Fund Plan Agent has completed  its  purchases,  the market  price  exceeds  the net asset value of a
Global Income Fund Share,  the average per share purchase price paid by the Fund
Plan  Agent  may  exceed  the net  asset  value of Global  Income  Fund  Shares,
resulting  in  the   acquisition  of  fewer  shares  than  if  the  dividend  or distribution  had been paid in shares  issued by Global Income Fund at net asset value.

                                       7

A  participant  in the Fund Plan also has the  option of  submitting  additional payments to the Fund Plan Agent in any amounts of at least $100, up to a maximum of $5,000 per month,  for the  purchase of Global  Income Fund Shares for his or her account.  The Fund Plan Agent shall apply such  payments  (less a $5 service charge and less a pro rata share of trading  fees) to purchases of Global Income
Fund Shares on the open market.

The Fund Plan Agent  maintains  all  shareholder  accounts  in the Fund Plan and furnishes  written  confirmation of all transactions in the accounts,  including information  needed by shareholders for personal and tax records.  The Fund Plan
Agent  will hold  Global  Income  Fund  Shares in the  account of each Fund Plan participant in  non-certificated  form in the name of the participant,  and each shareholder's  proxy will include  those Shares  purchased  pursuant to the Fund
Plan.

There is no charge to participants  for  reinvesting  dividends or capital gains distributions.  The Fund Plan Agent's fees for the handling of  reinvestment  of dividends and distributions will be paid by Global Income Fund. There will be no brokerage  charges with respect to shares issued  directly by Global Income Fund as a result of dividends or capital gains distributions payable either in shares or in cash.  However,  each  participant  will pay a pro rata share of brokerage commissions incurred with respect to the Fund Plan Agent's open market purchases in connection with the reinvestment of dividends or capital gains distributions.

The  automatic  reinvestment  of dividends  and  distributions  will not relieve participants  of any U.S.  income tax that may be payable on such  dividends  or distributions.

Global  Income  Fund and the Fund Plan agent each  reserve the right to amend or supplement  at any time or times the Fund Plan,  including  the  imposition of a service  charge,  or to  terminate  the Fund Plan upon at least 90 days  advance written notice to all participants.  All correspondence concerning the Fund Plan should be directed to Mellon Investor Services, P.O. Box 3338, South Hackensack,
New Jersey 07606.

Comparison of Anti-Takeover Provisions in the Charter Documents of the Trust and
Global Income Fund

The Trust's  Declaration of Trust includes provisions that could have the effect of limiting the ability of entities or persons to acquire  control of the Trust.
The Board of Trustees is divided into three classes, each having a term of three years.  At the annual meeting of shareholders in one year, the term of one class will expire,  with the term of another class expiring in the following year, and the term of the third class  expiring in the third  year,  and this  termination schedule is repeated in sequence every three years.  This provision  could delay for up to two years the replacement of a majority of the Board of Trustees.

                                       8

A Trustee may be removed from office only by written  instrument  that is signed by at least two-thirds of the remaining Trustees or by vote of the holders of at least  two-thirds of the outstanding  shares of the Trust. The Trust is required to call a meeting  of Trust  Shareholders  for the  purpose  of voting  upon the question  of removal of a Trustee or  Trustees  when  requested  to do so by the holders of at least 10% of the Trust's outstanding shares.

In addition,  the Declaration of Trust require the favorable vote of the holders of at least 75% of the outstanding shares of the Trust then entitled to be voted to approve, adopt or authorize the following:

     (i)   a merger or consolidation of the Trust with another entity,
     (ii)  a sale of all or  substantially all of the Trust's assets (other than in the regular course of the Trust's investment activities), or
     (iii) a liquidation or dissolution of the Trust,

unless such action has been approved,  adopted or authorized by the  affirmative vote of two-thirds of the total number of Trustees fixed in accordance  with the
Declaration of Trust, in which case the  affirmative  vote of a "majority of the outstanding shares," as defined in the 1940 Act, is required.

Reference  should be made to the  Declaration of Trust of the Trust on file with the SEC for the full text of these  provisions.  These  provisions  will make it more  difficult  to change  management  of the  Trust  than if they had not been otherwise included in the Trust's Declaration of Trust and could have the effect of depriving  shareholders  of an  opportunity to sell their shares at a premium over  prevailing  market  prices by  discouraging  a third party from seeking to obtain control of the Trust in a tender offer or similar transaction.

The Articles of Incorporation of Global Income Fund also include provisions that could have the effect of limiting  the  ability of other  entities or persons to acquire control of Global Income Fund. Like the Trust, the Board of Directors is
divided into three  classes,  each having a term of three  years.  At the annual meeting of shareholders in one year, the term of one class will expire, with the term of another class expiring in the following  year, and the term of the third class expiring in the third year, and this  termination  schedule is repeated in sequence every three years.  This provision  could delay for up to two years the replacement of a majority of the Board of Directors.

A Director  may be removed  from  office only by vote of the holders of at least two-thirds  of the  shares of Global  Income  Fund then  entitled  to vote in an election of Directors.  The Directors of Global Income Fund are required to call a meeting of shareholders for the purpose of voting upon the question of removal of a Director or  Directors  when  requested to do so by the holders of at least
10% of Global Income Fund's outstanding shares.

                                       9

In addition,  the Articles of  Incorporation  require the favorable  vote of the holders of at least 75% of the shares of Global  Income Fund then entitled to be voted to approve, adopt or authorize the following:

     (i)   a  merger  or  consolidation  of  Global  Income  Fund  with  another corporation,
     (ii)  a sale of all or substantially  all of Global  Income  Fund's  assets
           (other than in the regular  course of Global Income Fund's investment activities), or
     (iii) a liquidation or dissolution of Global Income Fund

unless such action has been approved,  adopted or authorized by the  affirmative vote of two-thirds of the total number of Directors fixed in accordance with the
By-Laws,  in which case the affirmative vote of the holders of a majority of the total number of shares  outstanding and entitled to vote thereon pursuant to the provisions of the Articles of Incorporation is required.

Reference  should be made to the Articles of  Incorporation on file with the SEC for the full  text of  these  provisions.  These  provisions  will  make it more difficult to change  management  of Global Income Fund than if they had not been included in Global Income Fund's  Articles of  Incorporation  and could have the effect of depriving  shareholders  of an  opportunity  to sell their shares at a premium over prevailing market prices by discouraging a third party from seeking to  obtain  control  of  Global  Income  Fund  in  a  tender  offer  or  similar transaction.

                   INVESTMENT GOALS, POLICIES AND RESTRICTIONS

The  following  discussion of investment  techniques  and portfolio  instruments supplements  and  should  be read in  conjunction  with  the  investment  goals, policies  and  restrictions  described in the "How do the  investment  goals and policies of the Funds  compare?" and "What are the risks of an investment in the
Funds?" sections under "Comparisons of Some Important Features" in Proposal 2 of
the Prospectus/Proxy Statement.

When-Issued and Delayed Delivery Transactions.  The Trust, but not Global Income
Fund,  is  authorized  to purchase  securities  on a  when-issued  basis and may purchase and sell debt securities on a when-issued  and delayed  delivery basis.
There is no  limit  on the  amount  of  assets  that the  Trust  may  invest  in when-issued  securities.  A when-issued obligation refers to an obligation whose price is fixed at the time the  commitment to purchase is made, but has not been issued.  Delayed  delivery  refers to the delivery of securities  later than the customary time for delivery of securities.  No income accrues to the Trust prior to  the  date  the  Trust  actually  takes  delivery  of the  securities.  These securities are subject to market  fluctuation  before delivery to the Trust. The value of the  securities  at  delivery  may be more or less than their  purchase price.  By the time delivery  occurs,  better yields may be generally  available than the yields on the securities obtained pursuant to such transactions.

In when-issued and delayed delivery transactions,  the Trust relies on the buyer or seller,  as the case may be, to complete the transaction.  Therefore,  if the
other  party  fails  to  complete  the  transaction,   the  Trust  may  miss  an
advantageous  price or yield. When the Trust is the buyer in such a transaction, it will either maintain  specified asset coverage of at least 300% of the amount equal  to the  purchase  price,  until  it  makes  payment,  or  maintain,  in a segregated  account,  an  amount  equal to the  purchase  price,  until it makes payment.  This amount will be in the form of cash or other  liquid  assets.  The
Trust  will  generally  make  commitments  to  purchase  such  securities  on  a when-issued  basis with the intention of acquiring  such  securities.  The Trust may, however, find it advisable to sell them before the settlement date.

                                       10

Repurchase  Agreements.  Each Fund may have a portion  of its  assets in cash or cash  equivalents  for a variety of  reasons,  including  waiting  for a special investment  opportunity or taking a defensive  position.  To earn income on this portion of its  assets,  a Fund may enter into  repurchase  agreements.  Under a repurchase  agreement,  a Fund agrees to buy securities guaranteed as to payment of  principal  and  interest  by the  U.S.  government  or its  agencies  from a qualified bank or broker-dealer and then to sell the securities back to the bank or broker-dealer after a short period of time (generally,  less than seven days)
at a higher  price.  The  bank or  broker-dealer  must  transfer  to the  Fund's custodian securities with an initial market value of at least 102% of the dollar amount invested by the Fund in each repurchase agreement.  Advisers will monitor the value of such securities daily to determine that the value equals or exceeds the repurchase  price.  Repurchase  agreements may involve risks in the event of default or insolvency of the bank or broker-dealer, including possible delays or restrictions upon the Fund's ability to sell the underlying  securities.  A Fund will  enter  into  repurchase  agreements  only with  parties  who meet  certain creditworthiness  standards;  i.e.,  banks or  broker-dealers  that Advisers has
determined   present  no  serious  risk  of  becoming   involved  in  bankruptcy
proceedings within the time frame contemplated by the repurchase transaction.

Loans of Portfolio Securities. To generate additional income, each Fund may lend certain of its portfolio securities to qualified banks and broker-dealers. These loans may not exceed 33 1/3% of the value of a Fund's total assets,  measured at the time of the most recent loan. For each loan, the borrower must maintain with the  Fund's  custodian  collateral  (consisting  of  any  combination  of  cash, securities issued by the U.S. government and its agencies and instrumentalities, or  irrevocable  letters  of  credit)  with a value at least  equal to 102% (for loaned securities issued in the U.S.) or 105% (for loaned securities outside the
U.S.) of the current market value of the loaned  securities.  A Fund retains all or a portion of the interest  received on investment  of the cash  collateral or receives  a fee  from  the  borrower.  A Fund  also  continues  to  receive  any distributions paid on the loaned securities.  A Fund may terminate a loan at any time and obtain the return of the securities loaned within the normal settlement period for the security involved.

Where voting rights with respect to the loaned  securities pass with the lending of the  securities,  Advisers  intends  to call the  loaned  securities  to vote proxies,  or to use other  practicable and legally  enforceable  means to obtain voting  rights,  when  Advisers has knowledge  that, in its opinion,  a material event affecting the loaned securities will occur or Advisers  otherwise believes it necessary to vote.  As with other  extensions  of credit,  there are risks of delay in recovery or even loss of rights in  collateral  in the event of default or insolvency of the borrower.  A Fund will loan its securities  only to parties who meet creditworthiness standards approved by the Fund's Board of Directors or
Board of Trustees,  as applicable;  i.e., banks or broker-dealers  that Advisers has  determined  present no serious  risk of  becoming  involved  in  bankruptcy proceedings within the time frame contemplated by the loan.

                                       11

Derivative Securities. Derivative securities are those whose value are dependent upon the performance of one or more other  securities or investments or indices, in contrast to common  stock,  for example,  whose value is  dependent  upon the operations of the issuer.  To the extent a Fund enters into these  transactions, their success will depend upon  Advisers'  ability to predict  pertinent  market movements.  Each Fund may write put and call  options and  purchase put and call options on securities,  domestic and foreign  securities indices (in the case of
Global Income Fund only) and futures  contracts,  for the purpose of hedging the
Fund's  investments  against  a decline  in value,  to  implement  a  management strategy,  and/or to  enhance  the  Fund's  returns.  A Fund may engage in these transactions,  for example,  in seeking to protect against the effect of changes in currency  exchange rates or interest rates that are adverse to the present or prospective position of the Fund.

Futures  Contracts.  Changes in interest rates,  securities  prices,  or foreign currency  valuations  may  affect the value of a Fund's  investments.  To reduce exposure to these factors,  a Fund may buy and sell financial futures contracts, securities index futures  contracts,  foreign currency  futures  contracts,  and options on any of these contracts.  A financial futures contract is an agreement to buy or sell a specified debt security at a specified future date and price. A futures contract on a foreign currency is an agreement to buy or sell a specific amount of a currency for a set price on a future date.

Although some financial  futures contracts call for making or taking delivery of the underlying securities, in most cases these obligations are closed out before the settlement date. The closing of a contractual  obligation is accomplished by purchasing or selling an identical offsetting futures contract.  Other financial futures contracts by their terms call for cash settlements.

A Fund  also  may buy and sell  index  futures  contracts  with  respect  to any securities  index traded on a recognized  stock  exchange or board of trade.  An index  futures  contract  is a  contract  to buy or sell  units of an index at a specified  future  date at a price  agreed upon when the  contract is made.  The stock index  futures  contract  specifies  that no delivery of the actual  stock making up the index will take place. Instead, settlement in cash must occur upon the  termination  of the  contract,  with the  settlement  being the  difference between the contract price and the actual level of the  securities  index at the expiration of the contract.

At the time a Fund  purchases  a  futures  contract,  an  amount  of cash,  U.S.
government  securities,  or other  highly  liquid debt  securities  equal to the market value of the futures  contract will be deposited in a segregated  account with the Fund's custodian.  When selling a stock index futures contract,  a Fund will maintain with its custodian  liquid assets that,  when added to the amounts deposited with a futures  commission  merchant or broker as margin, are equal to the market value of the instruments  underlying the contract.  Alternatively,  a
Fund may "cover" its position by owning the instruments  underlying the contract
(or, in the case of an index  futures  contract,  a portfolio  with a volatility substantially  similar  to that of the index on which the  futures  contract  is based),  or  holding a call  option  permitting  the Fund to  purchase  the same futures  contract at a price no higher than the price of the contract written by the Fund (or at a higher price if the  difference is maintained in liquid assets with the Fund's custodian).

                                       12

Options on Securities,  Indices and Futures.  Each Fund may buy and sell options on  securities  and futures,  and Global Income Fund may buy and sell options on securities  indices,  to earn  additional  income  and/or  to help  protect  its portfolio  against  market  and/or  exchange  rate  movements.  A Fund may write covered  call and put options and purchase  call and put options on  securities, indices (in the case of Global Income Fund only) and futures  contracts that are traded on U.S. and foreign exchanges and in the over-the-counter markets.

An option on a  security  or a futures  contract  is a  contract  that gives the purchaser  of the  option,  in return for the premium  paid,  the right to buy a specified  security  (in the  case  of a call  option)  or to  sell a  specified security  or  futures  contracts  (in the case of a put  option)  from or to the writer of the option at a  designated  price  during the term of the option.  An option on a securities  index gives the  purchaser of the option,  in return for the  premium  paid,  the right to  receive  from the  seller  cash  equal to the difference  between the closing price of the index and the exercise price of the option.

A Fund may write a call or put option  only if the option is  "covered."  A call option  on a  security  written  by a Fund is  "covered"  if the  Fund  owns the underlying  security or futures  contract covered by the call or has an absolute
and  immediate   right  to  acquire  that  security   without   additional  cash
consideration (or for additional cash consideration held in a segregated account by its custodian)  upon  conversion or exchange of other  securities held in its portfolio.  A call option on a security or futures contract is also covered if a
Fund  holds a call on the same  security  or  futures  contract  and in the same principal  amount as the call written where the exercise price of the call held:
(a) is equal to or less than the exercise  price of the call written,  or (b) is greater  than the  exercise  price  of the call  written  if the  difference  is maintained  by the Fund in cash or high grade U.S.  government  securities  in a segregated  account with its custodian.  A put option on a security written by a
Fund is "covered" if the Fund maintains cash or fixed income  securities  with a value equal to the exercise price in a segregated account with its custodian, or else  holds a put on the  same  security  or  futures  contract  and in the same principal  amount as the put written where the exercise price of the put held is equal to or greater than the exercise price of the put written.

Global Income Fund will cover call options on securities  indices that it writes by owning  securities  whose  price  changes,  in the opinion of  Advisers,  are expected to be similar to those of the index,  or in such other manner as may be in  accordance  with the rules of the exchange on which the option is traded and applicable laws and regulations. Nevertheless, where Global Income Fund covers a call  option  on a  securities  index  through  ownership  of  securities,  such securities  may not match the  composition of the index.  In that event,  Global
Income  Fund will not be fully  covered  and could be subject to risk of loss in the event of adverse changes in the value of the index.  Global Income Fund will cover put options on  securities  indices that it writes by  segregating  assets equal to the  option's  exercise  price,  or in such  other  manner as may be in accordance  with the rules of the  exchange  on which the  option is traded  and applicable laws and regulations.

                                       13

Each  Fund  will  receive a premium  from  writing a put or call  option,  which increases the Fund's gross income in the event the option expires unexercised or is closed out at a profit. If the value of a security,  an index (in the case of
Global  Income  Fund) or futures  contract  on which the Fund has written a call option falls or remains the same,  the Fund will realize a profit in the form of the premium received (less transaction costs) that could offset all or a portion of any decline in the value of the portfolio  securities  being  hedged.  If the value of the underlying security,  index or futures contract rises, however, the
Fund will  realize a loss in its call  option  position,  which will  reduce the benefit of any unrealized  appreciation in the Fund's investments.  By writing a put option,  the Fund assumes the risk of a decline in the underlying  security, index or futures contract. To the extent that the price changes of the portfolio securities  being hedged  correlate  with changes in the value of the underlying security or index, writing covered put options on indices, securities or futures contracts  will  increase  a Fund's  losses  in the  event of a market  decline, although such losses will be offset in part by the premium  received for writing the option.

A Fund also may purchase put options to hedge its investments  against a decline in value.  By  purchasing a put option,  a Fund will seek to offset a decline in the value of the portfolio  securities being hedged through  appreciation of the put  option.  If the  value  of the  Fund's  investments  does  not  decline  as anticipated,  or if the value of the option does not  increase,  the Fund's loss will be limited to the  premium  paid for the option  plus  related  transaction costs. The success of this strategy will depend, in part, on the accuracy of the correlation between the changes in value of the underlying  security,  index (in the case of Global Income Fund) or futures  contract and the changes in value of the Fund's security holdings being hedged.

A Fund may purchase call options on individual  securities or futures  contracts to hedge  against an increase in the price of  securities  or futures  contracts that the Fund  anticipates  purchasing in the future.  Similarly,  Global Income
Fund may purchase  call  options on a securities  index to attempt to reduce the risk of missing a broad market  advance,  or an advance in an industry or market segment,  at a time  when the Fund  holds  uninvested  cash or  short-term  debt securities awaiting  investment.  When purchasing call options, a Fund will bear the risk of losing  all or a  portion  of the  premium  paid if the value of the underlying  security,  index  (in the case of  Global  Income  Fund) or  futures contact does not rise.

There can be no assurance  that a liquid  market will exist when a Fund seeks to close out an option position. Trading could be interrupted, for example, because of supply and demand imbalances arising from a lack of either buyers or sellers, or the  options  exchange  could  suspend  trading  after the price has risen or fallen more than the maximum  specified by the exchange.  Although a Fund may be able to offset to some extent any adverse  effects of being  unable to liquidate an option position,  the Fund may experience losses in some cases as a result of such inability.  Currently,  futures contracts are available on several types of fixed  income  securities  including:  U.S.  Treasury  bonds,  notes and  bills, commercial paper and certificates of deposit.

                                       14

Futures and Options  Risks.  A Fund's ability to reduce or eliminate its futures and related  options  positions  will depend upon the liquidity of the secondary markets for such futures and  options.  Each Fund intends to buy or sell futures and related  options only on exchanges or boards of trade where there appears to be an active secondary market, but there is no assurance that a liquid secondary market will exist for any particular  contract or at any particular time. Use of securities  index  futures  and related  options  for hedging may involve  risks because of imperfect correlations between movements in the prices of the futures or related  options and movements in the prices of the securities  being hedged.
Successful  use of futures  and related  options by a Fund for hedging  purposes also  depends  upon  Advisers'  ability to predict  correctly  movements  in the direction of the market, as to which no assurance can be given.

There are several risks  associated  with  transactions in options on securities and securities indices. For example,  there are significant  differences between the securities and options markets that could result in an imperfect correlation
between  these  markets,   causing  a  given  transaction  not  to  achieve  its
objectives.  A decision as to whether,  when and how to use options involves the exercise of skill and judgment,  and even a  well-conceived  transaction  may be unsuccessful  to some degree  because of market  behavior or unexpected  events.
There can be no assurance  that a liquid  market will exist when a Fund seeks to close out an option position.  If Global Income Fund were unable to close out an option that it had  purchased on a securities  index,  it would have to exercise the option in order to realize any profit or the option may expire worthless. If trading were suspended in an option purchased by a Fund, it would not be able to close out the option. If restrictions on exercise were imposed,  a Fund might be unable to exercise an option it has purchased.  Except to the extent that a call option on an index or security  written by a Fund is covered by an option on the same index or security purchased by a Fund,  movements in the index or the price of the  security may result in a loss to the Fund.  However,  such losses may be mitigated by changes in the value of the Fund's securities during the period the option was outstanding.

Foreign  Currency  Hedging  Transactions.  In  order to  hedge  against  foreign currency  exchange rate risks, each Fund may enter into forward foreign currency exchange  contracts and foreign currency futures  contracts,  as well as buy and sell put or call options on foreign  currencies,  as described below.  Each Fund may enter into such transactions to the extent that the practice does not impede portfolio  management.  Each Fund also may conduct its foreign currency exchange transactions  on a spot (i.e.,  cash) basis at the spot rate  prevailing  in the foreign currency exchange market.

Each Fund may enter into forward foreign currency  exchange  contracts  (forward contracts)  to attempt to minimize the risk to the Fund from adverse  changes in the  relationship  between  the U.S.  dollar and foreign  currencies.  A forward contract is an obligation to purchase or sell a specific  currency for an agreed price at a future date that is individually  negotiated and privately  traded by currency traders and their customers.  A Fund may enter into a forward contract, for  example,  when it enters  into a  contract  for the  purchase  or sale of a security denominated in a foreign currency in order to "lock in" the U.S. dollar price of the  security.  In addition,  for example,  when a Fund believes that a foreign  currency may suffer or enjoy a  substantial  movement  against  another currency,  it may enter into a forward  contract to sell an amount of the former foreign currency  approximating the value of some or all of the Fund's portfolio securities  denominated in such foreign  currency or when the Fund believes that the U.S.  dollar may  suffer.  This  second  investment  practice  is  generally referred to as  "cross-hedging."  Because in  connection  with a Fund's  forward foreign currency transactions an amount of the Fund's assets equal to the amount of the  purchase  will be held  aside  or  segregated  to be used to pay for the commitment,  the Fund will always have cash,  cash  equivalents  or high quality debt  securities  available  sufficient  to cover any  commitments  under  these contracts  or to limit  any  potential  risk.  The  segregated  account  will be marked-to-market  on a daily  basis.  While these  contracts  are not  presently regulated by the  Commodity  Futures  Trading  Commission,  it may in the future assert authority to regulate forward contracts.  In such event, a Fund's ability to utilize  forward  contracts in the manner set forth above may be  restricted.
Forward  contracts  may  limit  potential  gain  from a  positive  change in the relationship  between  the U.S.  dollar and  foreign  currencies.  Unanticipated changes in currency  prices may result in poorer overall  performance for a Fund than if it had not engaged in such contracts.

                                       15

Each Fund may purchase and write put and call options on foreign  currencies for the  purpose of  protecting  against  declines  in the  dollar  value of foreign portfolio  securities  and  against  increases  in the  dollar  cost of  foreign securities to be acquired. As in the case with other kinds of options,  however, the  writing of an option on foreign  currency  will  constitute  only a partial hedge, up to the amount of the premium received, and a Fund could be required to purchase or sell foreign currencies at disadvantageous  exchange rates,  thereby incurring  losses.  The purchase of an option on foreign currency may constitute an effective hedge against fluctuation in exchange rates, although, in the event of rate movements adverse to a Fund's position,  the Fund may forfeit the entire amount of the  premium  plus  related  transaction  costs.  Options  on  foreign currencies  to be  written  or  purchased  by a Fund will be traded on U.S.  and foreign exchanges or over-the-counter.

A Fund may enter into  exchange-traded  contracts  for the  purchase or sale for
future  delivery  of  foreign  currencies   (foreign  currency  futures).   This
investment  technique  will be used  only to hedge  against  anticipated  future changes in exchange rates which otherwise might adversely  affect the value of a
Fund's  portfolio  securities or adversely  affect the prices of securities that the Fund  intends to  purchase at a later date.  The  successful  use of foreign currency futures will usually depend on Advisers'  ability to forecast  currency exchange rate movements  correctly.  Should exchange rates move in an unexpected manner,  a Fund may not achieve  the  anticipated  benefits of foreign  currency futures or may realize losses.

Portfolio Turnover.  For the fiscal years ended August 31, 1999, 2000, and 2001, the portfolio  turnover  rates of Global Income Fund were 66.07%,  110.36%,  and
66.27%,  respectively,  and  of the  Trust  were  58.22%,  95.04%,  and  55.00%, respectively. A significant factor affecting the higher portfolio turnover rates in the  fiscal  year  ended in 2000 was the large  number of assets of each Fund that matured  during that year.  The  reinvestment  of the  proceeds  from those assets also contributed to the higher portfolio turnover for that time period.

                                       16

                             MANAGEMENT OF THE FUNDS

The  management  of the business and affairs of the Trust and Global Income Fund is the  responsibility  of the Board of  Trustees  of the Trust and the Board of
Directors  of Global  Income  Fund,  respectively  (individually,  a "Board" and collectively,  the  "Boards").  The  composition  of the  Boards of the Funds is identical, except that Rupert H. Johnson, Jr. is a Trustee of the Trust, but not
a Director of Global Income Fund.  Mr.  Johnson is an Executive  Officer of both
Funds.  Except for Mr.  Johnson,  the  directors,  trustees,  and  officers  all commenced  service  of both Funds at the same  time.  Both Funds have  staggered
Boards with each  Trustee or Director  serving a  three-year  term.  These terms continue until  successors are duly elected and qualified.  In addition,  all of the current  Directors  and  Trustees  are also  directors  or trustees of other
Franklin(R)funds and/or Templeton(R)funds (collectively, the "Franklin Templeton funds"). Information about the Directors and principal officers of Global Income
Fund is set forth below. Information about the Trustees is set forth in the "Who are the  nominees  and  current  members of the Board of  Trustees?"  section in
Proposal 1 of the Prospectus/Proxy Statement.

Certain  Directors of Global Income Fund hold director and/or officer  positions with Franklin Resources,  Inc. ("Resources") and its affiliates.  Resources is a publicly owned holding company, the principal  shareholders of which are Charles
B. Johnson and Rupert H. Johnson,  Jr., who own approximately [17.3% and 14.5%],
respectively,   of  its  outstanding  shares.  Resources,  a  global  investment organization operating as Franklin Templeton Investments,  is primarily engaged,
through  various  subsidiaries,   in  providing  investment  management,   share
distribution,  transfer  agent  and  administrative  services  to  a  family  of investment  companies.  Resources is a NYSE listed holding company (NYSE:  BEN).
Charles E. Johnson, Vice President of Global Income Fund, is the son and nephew, respectively,  of brothers Charles B. Johnson,  Chairman of the Board,  Director
and Vice  President of Global  Income Fund,  and Rupert H.  Johnson,  Jr.,  Vice
President of Global Income Fund. There are no other family  relationships  among any of the Directors.

Listed below,  for each Director,  are their name,  age and address,  as well as their  position  and  length of  service  with  Global  Income  Fund,  principal occupation during the past five years, the number of portfolios  overseen in the
Franklin Templeton Investments fund complex, and any other directorships held by the Director.  The terms for Directors  Harris J. Ashton,  Nicholas F. Brady, S.
Joseph  Fortunato  and  Andrew  H.  Hines,  Jr.  expire  in 2003.  The terms for
Directors  Frank J. Crothers,  Charles B. Johnson,  Betty P. Krahmer and Fred R.
Millsaps  expire in 2004.  The terms for Directors  Edith E. Holiday,  Gordon S.
Macklin and Constantine D. Tseretopoulos  expire in 2005.  Directors who are not interested  persons  (as  defined  in the 1940  Act) of Global  Income  Fund are referred to as the "Independent Directors."

                                       17

Independent Directors

                                                            Number of
                                                            Portfolios in
                                                            Fund Complex
Name, Age and                              Length of Time   Overseen by
Address                 Position           Served           Director*     Other Directorships Held
--------------------------------------------------------------------------------------------------
--------------------------------------------------------------------------------------------------

FRANK J. CROTHERS (57)  Director           Since 1999       20            None
500 East Broward
Blvd.
Suite 1200
Ft. Lauderdale, FL
33394-3091

Principal Occupation During Past 5 Years:
Chairman, Caribbean Electric Utility Services Corporation and Atlantic Equipment
& Power  Ltd.;  Vice  Chairman,  Caribbean  Utilities  Co.  Ltd.;  Director  and
President,  Provo Power Company Ltd.; and director of various other business and nonprofit organizations.
--------------------------------------------------------------------------------------------------
--------------------------------------------------------------------------------------------------

FRED R. MILLSAPS (73)   Director           Since 1990       31            None
500 East Broward
Blvd.
Suite 1200
Ft. Lauderdale, FL
33394-3091

Principal Occupation During Past 5 Years:
Director  of  various  business  and  nonprofit  organizations;  and  manager of personal investments (1978-present);  and formerly, Chairman and Chief Executive
Officer,  Landmark Banking  Corporation  (1969-1978);  Financial Vice President,
Florida Power and Light (1965-1969); and Vice President, Federal Reserve Bank of
Atlanta (1958-1965).
--------------------------------------------------------------------------------------------------
--------------------------------------------------------------------------------------------------

CONSTANTINE D.          Director           Since 1999       21            None
TSERETOPOULOS
(48)
500 East Broward
Blvd.
Suite 1200
Ft. Lauderdale, FL
33394-3091

Principal Occupation During Past 5 Years:
Physician, Lyford Cay Hospital (1987-present); and director of various nonprofit
organizations;   and  formerly,   Cardiology  Fellow,   University  of  Maryland
(1985-1987) and Internal  Medicine  Resident,  Greater  Baltimore Medical Center
(1982-1985).
--------------------------------------------------------------------------------------------------
--------------------------------------------------------------------------------------------------

HARRIS J.               Director           Since 1992       139           Director, RBC Holdings,
ASHTON (69)                                                               Inc. (bank holding
500 East Broward                                                          company) and Bar-S Foods
Blvd.                                                                     (meat packing company).
Suite 1200
Ft. Lauderdale, FL
33394-3091

Principal Occupation During Past 5 Years:
Director of various companies; and formerly,  President, Chief Executive Officer and Chairman of the Board,  General Host Corporation (nursery and craft centers)
(until 1998).
--------------------------------------------------------------------------------------------------
--------------------------------------------------------------------------------------------------

                                       18

S. JOSEPH               Director           Since 1992       140           None
FORTUNATO (69)
500 East Broward
Blvd
Suite 1200
Ft. Lauderdale, FL
33394-3091

Principal Occupation During Past 5 Years:
Member of the law firm of Pitney, Hardin, Kipp & Szuch.
--------------------------------------------------------------------------------------------------
--------------------------------------------------------------------------------------------------

ANDREW H.               Director           Since 1990       31            None
HINES, JR. (79)
500 East Broward
Blvd.
Suite 1200
Ft. Lauderdale, FL
33394-3091

Principal Occupation During Past 5 Years:
Consultant,  Triangle  Consulting  Group;  and  Executive-in-Residence,   Eckerd
College  (1991-present);  and  formerly,  Chairman and  Director,  Precise Power
Corporation   (1990-1997);   Director,   Checkers  Drive-In   Restaurant,   Inc.
(1994-1997);  and  Chairman of the Board and Chief  Executive  Officer,  Florida
Progress  Corporation  (holding  company in the  energy  area)  (1982-1990)  and director of various of its subsidiaries.
--------------------------------------------------------------------------------------------------
--------------------------------------------------------------------------------------------------

GORDON S.               Director           Since 1993       139           Director, White Mountains
MACKLIN (74)                                                              Insurance Group, Ltd;
500 East                                                                  Martek Biosciences
Broward Blvd.                                                             Corporation; WorldCom,
Suite 1200                                                                Inc. (communications
Ft.                                                                       services); MedImmune, Inc.
Lauderdale, FL                                                            (biotechnology);
33394-3091                                                                Overstock.com (Internet
                                                                          services); and Spacehab,
                                                                          Inc. (aerospace services).

Principal Occupation During Past 5 Years:
Deputy Chairman,  White Mountains  Insurance Group, Ltd. (holding company);  and formerly,  Chairman,  White River Corporation  (financial services) (until 1998)
and Hambrecht & Quist Group  (investment  banking) (until 1992);  and President,
National Association of Securities Dealers, Inc. (until 1987).
--------------------------------------------------------------------------------------------------
--------------------------------------------------------------------------------------------------

EDITH E.                Director           Since 1996       85            Director, Amerada Hess
HOLIDAY (50)                                                              Corporation (exploration
500 East Broward                                                          and refining of oil and gas);
Blvd.                                                                     Hercules Incorporated
Suite 1200                                                                (chemicals, fibers and
Ft. Lauderdale, FL                                                        resins); Beverly Enterprises,
33394-3091                                                                Inc. (health care); H.J.
                                                                          Heinz Company (processed
                                                                          foods and allied products);
                                                                          RTI International Metals,
                                                                          Inc. (manufacture and
                                                                          distribution of titanium);
                                                                          Digex Incorporated (web
                                                                          hosting provider); and
                                                                          Canadian National Railway
                                                                          (railroad).

Principal Occupation During Past 5 Years:
Director of various companies;  and formerly,  Assistant to the President of the
United States and Secretary of the Cabinet  (1990-1993);  General Counsel to the
United States Treasury  Department  (1989-1990);  and Counselor to the Secretary
and Assistant  Secretary  for Public  Affairs and Public  Liaison-United  States
Treasury Department (1988-1989).
--------------------------------------------------------------------------------------------------
--------------------------------------------------------------------------------------------------

                                       19

BETTY P.                Director           Since 1990       25            None
KRAHMER (72)
500 East Broward
Blvd.
Suite 1200
Ft. Lauderdale, FL
33394-3091

Principal Occupation During Past 5 Years:
Director  or trustee of  various  civic  associations;  and  formerly,  Economic
Analyst, U.S. government.
--------------------------------------------------------------------------------------------------
--------------------------------------------------------------------------------------------------

Interested Directors

                                                            Number of
                                                            Portfolios in
                                                            Fund Complex
Name, Age and                              Length of Time   Overseen by
Address                 Position           Served           Director*     Other Directorships Held
--------------------------------------------------------------------------------------------------
--------------------------------------------------------------------------------------------------

**NICHOLAS F.           Director           Since 1993       66            Director, Amerada Hess
BRADY (72)                                                                Corporation (exploration
500 East Broward                                                          and refining of oil and gas);
Blvd.                                                                     C2, Inc. (operating and
Suite 1200                                                                investment business); and
Ft. Lauderdale, FL                                                        H.J. Heinz Company
33394-3091                                                                (processed foods and allied
                                                                          products).

Principal Occupation During Past 5 Years:
Chairman,  Templeton  Emerging  Markets  Investment  Trust PLC,  Darby  Overseas
Investments,  Ltd. and Darby Emerging Markets Investments LDC (investment firms)
(1994-present);   Director,   Templeton  Capital  Advisors  Ltd.,  and  Franklin
Templeton  Investment  Fund;  and  formerly,  Secretary  of  the  United  States
Department of the Treasury  (1988-1993);  Chairman of the Board,  Dillon, Read &
Co., Inc. (investment banking) (until 1988); and U.S. Senator, New Jersey (April
1982-December 1982).
--------------------------------------------------------------------------------------------------
--------------------------------------------------------------------------------------------------

**CHARLES B.            Vice President,    Vice President   139           None
JOHNSON (69)            Chairman of the    since 1992 and
One Franklin            Board and Director Chairman of the
Parkway                                    Board and Director
San Mateo, CA                              since 1995
94403-1906

Principal Occupation During Past 5 Years:
Chairman of the Board, Chief Executive Officer,  Member - Office of the Chairman
and Director,  Franklin  Resources,  Inc.;  Vice President,  Franklin  Templeton
Distributors, Inc.; Director, Fiduciary Trust Company International; and officer and/or  director  or  trustee,  as the  case  may  be,  of  most  of  the  other subsidiaries of Franklin Resources, Inc.
--------------------------------------------------------------------------------------------------
--------------------------------------------------------------------------------------------------

                                       20

*We base the number of  portfolios  on each  separate  series of the  registered investment companies comprising the Franklin Templeton Investments fund complex.
These  portfolios  have a common  investment  adviser or  affiliated  investment advisers, and may also share a common underwriter.

**Nicholas  F. Brady and Charles B. Johnson are  "interested  persons" of Global
Income Fund as defined by the 1940 Act.  The 1940 Act limits the  percentage  of interested persons that can comprise a fund's board of directors. Mr. Johnson is considered an interested  person of Global Income Fund due to his position as an officer and director and major  shareholder  of Resources and his positions with
Global Income Fund. Mr. Brady's status as an interested  person results from his business  affiliations with Resources and Templeton Global Advisors Limited. Mr.
Brady and Resources are both limited partners of Darby Overseas  Partners,  L.P.
("Darby  Overseas").  Mr. Brady is Chairman and  shareholder  of Darby  Overseas
Investments,  Ltd., which is the corporate general partner of Darby Overseas. In addition,  Darby  Overseas and  Templeton  Global  Advisors  Limited are limited partners of Darby  Emerging  Markets Fund,  L.P.  ("DEMF").  Mr. Brady serves as
Chairman of the corporate  general  partner of DEMF,  and Darby Overseas and its general  partner own 100% of the stock of the general partner of DEMF. Mr. Brady is also a director of Templeton Capital Advisors Ltd. ("TCAL"),  which serves as investment  manager to certain  unregistered  funds.  TCAL and Templeton  Global
Advisors  Limited are both indirect  subsidiaries  of  Resources.  The remaining
Directors are Independent Directors.

Note: As discussed previously,  Charles B. Johnson,  Chairman of the Board, Vice
President and Director, and Rupert H. Johnson, Jr., Vice President, are brothers and the father and uncle, respectively, of Charles E. Johnson, Vice President of
Global Income Fund.

The following  tables provide the dollar range of equity  securities of Franklin
Templeton funds beneficially owned by the Directors.

Independent Directors
----------------------------------------------------------------------------------------------
                                                                  Aggregate Dollar Range of
                                                               Equity Securities in All Funds
                                Dollar Range of Equity           Overseen by the Director in
                             Securities in Global Income           the Franklin Templeton
       Name of Director                Fund(1)                    Investments Fund Complex(1)
----------------------------------------------------------------------------------------------
Harris J. Ashton                     $1 - $10,000                       Over $100,000
----------------------------------------------------------------------------------------------
Frank J. Crothers                        None                           Over $100,000
----------------------------------------------------------------------------------------------
S. Joseph Fortunato                  $1 - $10,000                       Over $100,000
----------------------------------------------------------------------------------------------
Andrew H. Hines, Jr.                 $1 - $10,000                       Over $100,000
----------------------------------------------------------------------------------------------
Edith E. Holiday                     $1 - $10,000                       Over $100,000
----------------------------------------------------------------------------------------------
Betty P. Krahmer                  $50,001 - $100,000                    Over $100,000
----------------------------------------------------------------------------------------------
Gordon S. Macklin                    Over $100,000                      Over $100,000
----------------------------------------------------------------------------------------------
Fred R. Millsaps                         None                           Over $100,000
----------------------------------------------------------------------------------------------
Constantine D. Tseretopoulos             None                           Over $100,000
----------------------------------------------------------------------------------------------

                                       21

Interested Directors

----------------------------------------------------------------------------------------------
                                                                  Aggregate Dollar Range of
                                                               Equity Securities in All Funds
                                Dollar Range of Equity           Overseen by the Director in
                             Securities in Global Income           the Franklin Templeton
       Name of Director                Fund(1)                    Investments Fund Complex(1)
----------------------------------------------------------------------------------------------
Nicholas F. Brady                    $1 - $10,000                       Over $100,000
----------------------------------------------------------------------------------------------
Charles B. Johnson                   $1 - $10,000                       Over $100,000
----------------------------------------------------------------------------------------------

(1) For the calendar year ended December 31, 2001.

The role of the  Directors  is to provide  general  oversight  of Global  Income
Fund's  business,  and to ensure  that Global  Income  Fund is operated  for the benefit of shareholders.  The Directors  anticipate  meeting at least five times during the current  fiscal year to review the  operations  of Global Income Fund and Global Income Fund's investment performance.  The Directors also oversee the services furnished to Global Income Fund by Advisers,  and various other service providers.  Global Income Fund currently pays the Independent  Directors and Mr.
Brady an annual retainer of $2,000 and a fee of $400 per Board meeting attended.
Directors  serving on the Audit Committee receive a flat fee of $2,000 per Audit
Committee  meeting  attended,  a portion of which is allocated to Global  Income
Fund.  Members of a committee are not separately  compensated  for any committee meeting held on the day of a Board meeting.

During the fiscal year ended  August 31, 2001,  there were five  meetings of the
Board,  three  meetings  of  the  Audit  Committee,  and  four  meetings  of the
Nominating and Compensation Committee.  Each Director then in office attended at least 75% of the aggregate number of meetings of the Board and of the committees on which he or she served.

Certain  Directors  and  officers  of Global  Income  Fund are  shareholders  of
Resources and may receive indirect  remuneration  due to their  participation in management  fees and other fees  received by Advisers  and its  affiliates  from
Franklin  Templeton  funds.  Advisers or its  affiliates  pays the  salaries and expenses of the officers.

                                 Aggregate
                               Compensation         Total Compensation
                            from Global Income        from Franklin
        Name                       Fund*             Templeton funds**
--------------------------------------------------------------------------------
Harris J. Ashton                  $4,000                $353,221
Nicholas F. Brady                 $3,600                $134,500
Frank J. Crothers                 $4,063                 $92,000
S. Joseph Fortunato               $4,000                $352,380
Andrew H. Hines, Jr.              $4,106                $201,500
Edith E. Holiday                  $4,000                $254,670
Betty P. Krahmer                  $4,000                $134,500
Gordon S. Macklin                 $4,000                $353,221
Fred R. Millsaps                  $4,098                $201,500
Constantine D. Tseretopoulos      $4,125                 $94,500

---------------------
  *   Compensation received for the fiscal year ended August 31, 2001.
  **  For the calendar year ended December 31, 2001.

                                       22

The table above indicates the total fees paid to Directors by Global Income Fund individually,  and by all of the Franklin  Templeton funds. These Directors also serve as directors or trustees of other  investment  companies  that are part of
Franklin Templeton  Investments,  many of which hold meetings at different dates and times. The Directors and Global Income Fund's management believe that having the same  individuals  serving on the boards of many of the  Franklin  Templeton funds enhances the ability of each fund to obtain,  at a relatively  modest cost
to  each  separate  fund,  the  services  of  high  caliber,   experienced   and
knowledgeable  Independent  Directors  who  can  more  effectively  oversee  the management of the funds.

Board  members  historically  have  followed  a  policy  of  having  substantial investments  in one or more of the Franklin  Templeton  funds,  as is consistent with their  individual  financial  goals.  In  February  1998,  this  policy was formalized  through  adoption of a  requirement  that each board  member  invest one-third  of the fees  received  for  serving  as a  director  or  trustee of a
Templeton  fund in shares of one or more  Templeton  funds and  one-third of the fees  received for serving as a director or trustee of a Franklin fund in shares of one or more Franklin  funds,  until the value of such  investments  equals or exceeds five times the annual fees paid to such board member. Investments in the name of family members or entities  controlled by a board member constitute fund holdings of such board  member for  purposes of this  policy,  and a  three-year phase-in period applies to such investment  requirements for newly elected board members. In implementing such policy, a board member's fund holdings existing on
February  27,  1998,  were  valued as of such date with  subsequent  investments valued at cost.

Officers are  appointed by the  Directors and serve at the pleasure of the Board of Directors.  Listed below for each  Executive  Officer are their name, age and address,  as well as their  position  and length of service  with Global  Income
Fund, and principal occupation during the past five years.

                                       23

Executive Officers

Name, Age and Address             Position                           Length of Time Served
------------------------------------------------------------------------------------------

CHARLES B. JOHNSON (69)           Chairman (Since 1995) and Vice     Since 1992
                                  President

Principal Occupation During Past 5 Years:
Please refer to the table "Interested Directors" above for information regarding
Mr. Charles B. Johnson's principal occupation during the past five years.
------------------------------------------------------------------------------------------

GREGORY E. MCGOWAN (52)           President                          Since 1996
500 East Broward Blvd.
Suite 1200
Fort Lauderdale, FL 33394-3091

Principal Occupation During Past 5 Years:
Executive Vice President,  Templeton  Investment  Counsel,  LLC;  Executive Vice
President-International  Development,  Chief  International  General Counsel and
Director,  Templeton Worldwide, Inc.; Executive Vice President,  General Counsel
and  Director,  Templeton  International,  Inc.;  Executive  Vice  President and
Secretary,  Templeton Global Advisors Limited; officer of four of the investment companies in Franklin Templeton Investments; and formerly, Senior Attorney, U.S.
Securities and Exchange Commission.
------------------------------------------------------------------------------------------

Harmon E. Burns (57)              Vice President                     Since 1996
One Franklin Parkway
San Mateo, CA
94403-1906

Principal Occupation During Past 5 Years:
Vice Chairman, Member - Office of the Chairman and Director, Franklin Resources,
Inc.;  Vice  President  and Director,  Franklin  Templeton  Distributors,  Inc.;
Executive Vice President, Franklin Advisers, Inc.; Director, Franklin Investment
Advisory Services, Inc.; and officer and/or director or trustee, as the case may be, of most of the other subsidiaries of Franklin  Resources,  Inc. and of 51 of the investment companies in Franklin Templeton Investments.
------------------------------------------------------------------------------------------

RUPERT H. JOHNSON, JR. (61)       Vice President                     Since 1996
One Franklin Parkway
San Mateo, CA 94403-1906

Principal Occupation During Past 5 Years:
Vice Chairman, Member - Office of the Chairman and Director, Franklin Resources,
Inc.;  Vice  President  and Director,  Franklin  Templeton  Distributors,  Inc.;
Director,  Franklin Advisers,  Inc. and Franklin  Investment  Advisory Services,
Inc.; Senior Vice President, Franklin Advisory Services, LLC; and officer and/or director or trustee,  as the case may be, of most of the other  subsidiaries  of
Franklin Resources, Inc.
------------------------------------------------------------------------------------------

Charles E. Johnson (45)           Vice President                     Since 1996
One Franklin Parkway
San Mateo, CA
94403-1906

Principal Occupation During Past 5 Years:
President,  Member - Office of the President and Director,  Franklin  Resources,
Inc.; Senior Vice President,  Franklin Templeton  Distributors,  Inc.; President
and Director, Templeton Worldwide, Inc. and Franklin Advisers, Inc.; Chairman of
the Board, President and Director,  Franklin Investment Advisory Services, Inc.;
officer and/or director of some of the other subsidiaries of Franklin Resources,
Inc.; and officer and/or  director or trustee,  as the case may be, of 34 of the investment companies in Franklin Templeton Investments.
------------------------------------------------------------------------------------------

                                       24

------------------------------------------------------------------------------------------

Jeffrey A. Everett (38)           Vice President                     Since 2001
P.O. Box N-7759
Lyford Cay, Nassau, Bahamas *

Principal Occupation During Past 5 Years:
President and Director,  Templeton Global Advisors Limited; officer of 18 of the investment companies in Franklin Templeton Investments; and formerly, Investment
Officer, First Pennsylvania Investment Research (until 1989).
------------------------------------------------------------------------------------------

MARTIN L. FLANAGAN (41)           Vice President                     Since 1989
One Franklin Parkway
San Mateo, CA
94403-1906

Principal Occupation During Past 5 Years:
President,  Member - Office of the President,  Chief Financial Officer and Chief
Operating  Officer,  Franklin  Resources,  Inc.; Senior Vice President and Chief
Financial  Officer,  Franklin Mutual  Advisers,  LLC;  Executive Vice President,
Chief Financial Officer and Director,  Templeton Worldwide, Inc.; Executive Vice
President  and Chief  Operating  Officer,  Templeton  Investment  Counsel,  LLC;
Executive Vice President and Director,  Franklin Advisers,  Inc.; Executive Vice
President,  Franklin Investment  Advisory Services,  Inc. and Franklin Templeton
Investor  Services,  LLC; Chief Financial  Officer,  Franklin Advisory Services,
LLC; Chairman, Franklin Templeton Services, LLC; officer and/or director of some of the other  subsidiaries  of Franklin  Resources,  Inc.;  and  officer  and/or director or trustee,  as the case may be, of 52 of the  investment  companies in
Franklin Templeton Investments.
------------------------------------------------------------------------------------------

John R. Kay (61)                  Vice President                     Since 1994
500 East Broward Blvd. Suite 1200
Fort Lauderdale, FL
33394-3091

Principal Occupation During Past 5 Years:
Vice President,  Templeton Worldwide,  Inc.; Assistant Vice President,  Franklin
Templeton  Distributors,   Inc.;  Senior  Vice  President,   Franklin  Templeton
Services,  LLC; officer of 23 of the investment  companies in Franklin Templeton
Investments; and formerly, Vice President and Controller, Keystone Group, Inc.
------------------------------------------------------------------------------------------

Murray L. Simpson (64)            Vice President and Assistant       Since 2000
One Franklin Parkway              Secretary
San Mateo, CA
94403-1906

Principal Occupation During Past 5 Years:
Executive Vice President and General Counsel, Franklin Resources,  Inc.; officer and/or director of some of the subsidiaries of Franklin Resources, Inc.; officer of 53 of  the  investment  companies  in  Franklin  Templeton  Investments;  and formerly,  Chief Executive  Officer and Managing  Director,  Templeton  Franklin
Investment  Services  (Asia) Limited (until 2000) and Director,  Templeton Asset
Management Ltd. (until 1999).
------------------------------------------------------------------------------------------
Barbara J. Green (54)             Vice President and Secretary       Vice President since 2000 and
One Franklin Parkway                                                 Secretary since 1996
San Mateo, CA
94403-1906

Principal Occupation During Past 5 Years:
Vice President and Deputy General Counsel, Franklin Resources,  Inc.; and Senior
Vice  President,  Templeton  Worldwide,  Inc.;  officer of 53 of the  investment companies in Franklin  Templeton  Investments;  and formerly,  Deputy  Director,
Division of Investment Management, Executive Assistant and Senior Advisor to the
Chairman,  Counselor to the Chairman,  Special Counsel and Attorney Fellow, U.S.
Securities and Exchange Commission (1986-1995);  Attorney, Rogers & Wells (until
1986);  and Judicial  Clerk,  U.S.  District Court  (District of  Massachusetts)
(until 1979).
------------------------------------------------------------------------------------------

                                       25

------------------------------------------------------------------------------------------

DAVID P. GOSS (55)                Vice President and Assistant       Since 2000
One Franklin Parkway              Secretary
San Mateo, CA
94403-1906

Principal Occupation During Past 5 Years:
Associate General Counsel, Franklin Resources,  Inc.; President, Chief Executive
Officer and Director,  Property Resources,  Inc. and Franklin Properties,  Inc.;
officer and/or director of some of the other subsidiaries of Franklin Resources,
Inc.;  officer  of  53  of  the  investment   companies  in  Franklin  Templeton
Investments;  and formerly,  President,  Chief  Executive  Officer and Director,
Property  Resources  Equity Trust (until 1999) and Franklin  Select Realty Trust
(until 2000).
------------------------------------------------------------------------------------------

BRUCE S. ROSENBERG (40)           Treasurer                          Since 2000
500 East Broward Blvd. Suite 1200
Fort Lauderdale, FL
33394-3091

Principal Occupation During Past 5 Years:
Vice  President,  Franklin  Templeton  Services,  LLC;  officer  of  19  of  the investment companies in Franklin Templeton Investments.
------------------------------------------------------------------------------------------

*  Mr.  Everett  has  authorized  Templeton   Worldwide,   Inc.,  Attention  Law
Department,  500 East Broward Blvd., Suite 1200, Ft. Lauderdale,  FL 33394-3091,
as agent, to receive notices on his behalf.

The Board of Directors  has a standing  Audit  Committee  consisting  of Messrs.
Millsaps  (Chairman),  Crothers,  Hines  and  Tseretopoulos,  all  of  whom  are
Independent  Directors and also are considered to be  "independent" as that term is defined by the NYSE's  listing  standards.  The Audit  Committee  reviews the maintenance of Global Income Fund's records and the safekeeping  arrangements of
Global Income  Fund's  custodian,  reviews both the audit and non-audit  work of
Global Income Fund's independent  auditors,  and submits a recommendation to the
Board as to the selection of independent auditors.

The  Board  of  Directors  has a  Nominating  and  Compensation  Committee  (the
"Committee")  consisting of Andrew H. Hines, Jr., Edith E. Holiday and Gordon S.
Macklin,  none of whom is an "interested person" as defined by the 1940 Act. The
Committee is responsible  for the selection and  nomination  for  appointment of candidates  to serve as Directors  of Global  Income Fund.  The  Committee  will review shareholders'  nominations to fill vacancies on the Board of Directors if these  nominations  are  submitted in writing and  addressed to the Committee at
Global  Income Fund's  offices.  However,  the  Committee  expects to be able to identify from its own resources an ample number of qualified candidates.

               CONTROL PERSONS AND PRINCIPAL HOLDERS OF SECURITIES

Any  person  who owns  beneficially,  either  directly  or  through  one or more controlled  companies,  more  than  25% of the  voting  securities  of a fund is presumed to control the fund under the  provisions  of the 1940 Act. Note that a controlling  person may  possess  the  ability to control the outcome of matters submitted  for  shareholder  vote of a fund. In addition,  principal  holders of securities  are  persons  who,  beneficially  or of record,  own 5% or more of a fund's outstanding securities.

                                       26

The names of any control  persons and principal  holders of securities of Global
Income Fund and the Trust are described under the "Principal  Holders of Shares"
section of the Prospectus/Proxy Statement.

INVESTMENT ADVISORY AND OTHER SERVICE ARRANGEMENTS

Adviser

Franklin Advisers, Inc. ("Advisers") manages the assets of both Funds. Advisers'
address is One Franklin Parkway, San Mateo, California 94403-1906. Advisers is a
wholly owned  subsidiary of Resources.  Further  information  about  Advisers is described  in the  "Comparisons  of Some  Important  Features -- Who manages the
Funds?" section in Proposal 2 of the Prospectus/Proxy Statement.

During the past fiscal year, the Boards of each Fund considered and approved the renewal of each Fund's  management  agreement.  In  connection  with this annual review,  each Board,  with the advice and  assistance  of  independent  counsel, received and considered  information and reports relating to the nature, quality and  scope  of the  services  provided  to  each  Fund  by its  manager  and its affiliates.  Each Board  considered the level of and the  reasonableness  of the fees  charged for these  services,  together  with  comparative  fee and expense
information   showing,   among  other  things,   the  fees  paid  for  advisory,
administrative,  transfer agency, and shareholder services and the total expense ratio of its Fund relative to its peer group of mutual funds.

In addition, each Board considered, among other factors:

o    the effect of the investment  advisory  fee  and  fund  administration  fee structure on the expense ratio of the Fund;

o    the  effect of the  investment advisory fee  and  fund  administration  fee structure on the nature or level of services to be provided to the Fund;

o    the investment performance of the Fund;

o    information on  the investment performance,  advisory fees,  administration fees and expense ratios of other registered investment companies within Franklin
Templeton Investments;

o    information on  the investment performance,  advisory fees,  administration fees and expense ratios of other investment companies not advised by the manager but believed to be generally comparable in their investment  objectives and size to the Fund; and

o    the  continuing  need  of  the  manager  to  retain  and  attract qualified investment and  service  professionals  to serve each  Fund in  an  increasingly competitive industry.

                                       27

The Boards also  considered  various  improvements  and upgrades in  shareholder services made during the year, financial  information about the manager's costs, an analysis of  historical  profitability  of each Fund,  and the  importance of supporting  quality,  long-term  service by the  manager to help  achieve  solid investment performance.

Based on all the  factors  described  above and such  other  considerations  and information as it deemed  relevant to its decision,  each Board  determined that renewal of the  management  agreement was in the best  interests of the Fund and its shareholders and on that basis approved the renewal.

The  aggregate  amounts paid in advisory  fees for the fiscal years ended August
31, 1999, 2000 and 2001 by Global Income Fund were $4,659,000,  $4,288,000,  and
$3,874,000,  respectively.  The aggregate  amounts paid in advisory fees for the fiscal years ended August 31,  1999,  2000 and 2001 by the Trust were  $925,000,
$853,000, and $761,000, respectively.

Administrative, Custody, Transfer Agency and Accounting Services

For  information  about the  Trust's  and Global  Income  Fund's  administrator, custodian,  transfer agent and accountant,  please see the  "Comparisons of Some
Important  Features -- What are other key  features  of the  Funds?"  section in
Proposal 2 of the Prospectus/Proxy Statement.

Independent Auditors

PricewaterhouseCoopers LLP, 333 Market Street, San Francisco, CA, 94105, are the
independent auditors of the Trust and Global Income Fund.

Legal Counsel

Stradley,  Ronon,  Stevens & Young, LLP,  Philadelphia,  Pennsylvania,  is legal counsel to the Trust and Global Income Fund.

Personal Trading Policies

The Trust,  Global  Income Fund and Advisers  have each adopted a Code of Ethics under Rule 17j-1 of the 1940 Act.  Under the Code of Ethics,  employees  who are designated  as access  persons may engage in personal  securities  transactions, including  transactions  involving  securities that are being considered for the
Trust or Global  Income Fund or that are  currently  held by the Trust or Global
Income  Fund,  subject to  certain  general  restrictions  and  procedures.  The personal  securities  transactions  of access  persons  of the Trust and  Global
Income Fund and  Advisers  will be  governed by the Code of Ethics.  The Code of
Ethics is on file with,  and available  from, the SEC. The Code of Ethics may be reviewed at the SEC's Public Reference room in Washington, D.C. while copies may
be  obtained,   after  paying  a   duplicating   fee,  by  calling  the  SEC  at
1-202-942-8090;   by  electronic   request  at  the  following  e-mail  address:
publicinfor@sec.gov;  or by writing the Commission's  Public Reference  Section,
Washington,  D.C. 20549-0102.  The Code of Ethics is also available on the EDGAR
Database on the SEC's Internet site at www.sec.gov.

                                       28

                   BROKERAGE ALLOCATION AND OTHER PRACTICES

Advisers is responsible for selecting members of securities  exchanges,  brokers and dealers (such members,  brokers and dealers being hereinafter referred to as
"brokers")  for the execution of each Fund's  portfolio  transactions  and, when applicable, the negotiations of commissions in connection therewith.

Advisers  usually places  purchase and sale orders with brokers who are selected as being able to achieve "best execution" of such orders. "Best execution" means prompt and reliable  execution at the most favorable  securities  price,  taking
into  account  the  other   considerations   as  hereinafter   set  forth.   The
determination  of what may constitute  best execution and price in the execution of a securities  transaction  by a broker  involves a number of  considerations, including without  limitation,  the overall direct net economic result to a Fund
(involving  both price paid or  received  and any  commissions  and other  costs paid),  the  efficiency  with which a  transaction  is effected,  the ability to effect a transaction at all where a large block is involved, availability of the broker to stand ready to execute possibly difficult  transactions in the future, and the financial strength and stability of the broker.  Such considerations are judgmental and are weighed by Advisers in determining the overall reasonableness of brokerage commissions.

Advisers is authorized to allocate  brokerage and principal  business to brokers who have provided brokerage and research services,  as such services are defined in Section 28(e) of the  Securities  Exchange Act of 1934, as amended (the "1934
Act"), for the Funds and/or other accounts, if any, for which Advisers exercises investment  discretion (as defined in Section  3(a)(35) of the 1934 Act) and, as to transactions as to which fixed minimum  commission  rates are not applicable, to cause the Funds to pay a commission for effecting a securities transaction in excess of the  amount  another  broker  would have  charged  for  effecting  the transaction,  if Advisers,  in making the  selection in question,  determines in good faith that such amount of commission is reasonable in relation to the value of the brokerage and research services provided by such broker,  viewed in terms of either that particular  transaction or of Advisers' overall  responsibilities with respect to the Funds and the other accounts as to which Advisers  exercises investment discretion. In reaching such determination,  Advisers is not required to place or  attempt  to  place a  specific  dollar  value  on the  research  or execution  services of a broker or on the portion of any  commission  reflecting either of said services.

In demonstrating that such determinations were made in good faith, Advisers must be prepared to show that all  commissions  were  allocated and paid for purposes contemplated by the Fund's brokerage policy;  that the research services provide lawful  and  appropriate  assistance  to  Advisers  in  the  performance  of its investment decision-making responsibilities;  and that the commissions paid were within a reasonable  range.  The  determination  that  commissions were within a reasonable  range will be based on any available  information as to the level of commissions known to be charged by other brokers on comparable transactions, but there will be taken into account the Funds'  policies  that: (i) obtaining a low commission is deemed secondary to obtaining a favorable  securities price, since it is  recognized  that usually it is more  beneficial  to the Funds to obtain a favorable  price  than to pay the  lowest  commission,  and  (ii)  the  quality, comprehensiveness  and  frequency  of research  studies  which are  provided for
Advisers are useful to Advisers in performing  its advisory  services  under its management  agreement.  Research  services  provided by brokers to Advisers  are considered  to be in addition  to, and not in lieu of,  services  required to be performed by Advisers under the management agreement.

                                       29

For the fiscal years ended August 31, 1999, 2000 and 2001, the Funds did not pay any brokerage  commissions in connection  with the purchase or sale of portfolio securities.  For this same time  period,  however,  the Funds did pay  brokerage commissions  in connection  with the  repurchase of their shares through a share repurchase program adopted by each Fund's Board.

The  aggregate  amounts  paid in  brokerage  commissions  with respect to Global
Income  Funds share  repurchase  program for the fiscal  years ended  August 31,
1999,  2000 and 2001 by Global  Income Fund were  $32,000,  $53,000 and $92,000, respectively.  Similarly,  the aggregate amounts paid in brokerage  commissions with respect to the Trust's share repurchase  program for the fiscal years ended
August  31,  1999,  2000 and 2001 by the Trust  were $0,  $9,000,  and  $14,000, respectively.

For the fiscal year ended August 31,  2002,  the Funds did not pay any broker or dealer for research services.

As of the fiscal year ended August 31, 2002,  the Fund did not own securities of its regular broker-dealers.

                            SHARE REPURCHASE PROGRAM

Shares of closed-end  investment  companies  frequently trade at a discount from net asset value.  In  recognition of this  possibility,  the Boards of each Fund reserve  the right to take  action to  attempt to reduce or  eliminate  a market value discount from net asset value either by  repurchasing  Fund shares in open market or  private  transactions  when the  Board can do so at prices  below the current net asset value per share or by making a tender offer at net asset value for shares of either  Fund.  However,  neither  Fund makes any  assurances  that repurchasing  or tendering  shares will result in the shares  trading at a price equal to their net asset value.

The Board of Trustees and Board of Directors previously authorized management to implement an open-market  share  repurchase  program pursuant to which the Trust and Global Income Fund, from time to time, at the discretion of their respective management,  may  purchase  shares of  beneficial  interest  and  common  stock, respectively, in open-market transactions.

When a Fund  repurchases  its shares in the market at a price  below the shares'
net asset  value,  the net asset value of those  shares that remain  outstanding will be increased,  but this does not necessarily  mean that the market price of those outstanding  shares will be affected either positively or negatively.  The market price of a Fund's shares will,  among other things,  be determined by the relative demand for and supply of such shares in the market, a Fund's investment performance,  a Fund's dividends and yield, and investor  perception of a Fund's overall  attractiveness  as an  investment  as  compared  with other  investment alternatives.

                                       30

The fact that each  Fund's  shares may be the  subject of a tender  offer at net asset value from time to time may enhance  their  attractiveness  to  investors, thereby  reducing the spread between market price and net asset value that might otherwise  exist.  Any tender offer by either Fund will be made at a price equal to the net asset  value of the  shares as of the close of  business  on the last date of the tender offer.  No repurchases of shares will be made during a tender offer. Each offer will be made and shareholders  notified in accordance with the requirements  of the 1934 Act and the 1940  Act.  Each  offering  document  will contain  such  information  as is  prescribed  by such  laws and the  rules  and regulations promulgated thereunder.  When a tender offer is authorized by either
Fund's  Board,  a  shareholder  wishing to accept the offer will be  required to tender all (but not less than all) of the shares owned by such shareholder. Each
Fund will purchase all shares tendered in accordance with the terms of the offer unless it determines  to accept none of them.  Persons  tendering  shares may be required to pay a service  charge to help defray  certain  costs of the transfer agent.

Each  Board's  policy,  which  they  may  change,  is  not  to  authorize  share repurchases or accept tenders if (1) such  transactions,  if consummated,  would result in the  delisting of a Fund's shares from the NYSE or cause a Fund not to qualify as a regulated  investment company under the 1940 Act; (2) the amount of securities tendered would require liquidation of such a substantial portion of a
Fund's  securities  that  the  Fund  would  not be able to  liquidate  portfolio securities in an orderly manner in light of existing market  conditions and such liquidations  would have an adverse effect on the net asset value of the Fund to the detriment of the non-tendering  Fund  shareholders;  or (3) there is, in the judgment of Directors or Trustees,  any material: (a) legal action or proceeding instituted or threatened  challenging such  transaction or otherwise  materially adversely  affecting  the Fund;  (b)  suspension  of or limitation on prices for trading  securities  generally  on the  NYSE or any  foreign  exchange  on which portfolio  securities  of a  Fund  are  traded;  (c)  declaration  of a  banking moratorium by federal, state or foreign authorities or any suspension of payment by banks in the United States,  New York State or foreign countries in which the
Fund invests;  (d) limitation affecting the Fund or the issuers of its portfolio securities imposed by federal,  state or foreign authorities on the extension of credit by lending  institutions  or on the  exchange  of foreign  currency;  (e)
commencement  of war,  armed  hostilities  or other  international  or  national calamity  directly or indirectly  involving the United States or other countries in which the Fund  invests;  or (f) other event or condition  which would have a material adverse effect on the Fund or its shareholders.

It should  be  recognized  that the  acquisition  of shares by either  Fund will decrease its total  assets and  therefore  may increase the Fund's  expenses per share.  Either Fund may borrow to finance  tender  offers or the  repurchase  of shares.  Borrowings  by a Fund create an  opportunity  for greater total return, but, at the same time,  increase  exposure to capital risk.  Further,  if a Fund borrows to finance tender offers or share repurchase  transactions,  interest on such borrowings will reduce the Fund's net income.

In addition,  if a Fund's shares are trading at a discount from net asset value, a Board may also consider  whether to submit to shareholders a proposal that the
Fund be converted to an open-end  investment  company.  Any such proposal  would require a favorable vote of a majority of the outstanding  voting securities and the  proposal  would have to be  declared  advisable  by the Board  prior to its submission to shareholders.

                                       31

In anticipation of the  Transaction,  the Board of Trustees made a determination to discontinue the Trust's Share Repurchase  Program.  If the Transaction is not
approved by Trust  Shareholders,  the Board of  Trustees  may  re-authorize  the
Trust's Share Repurchase  Program, or recommend a similar program in the future, depending  upon market  conditions and  regulatory  and tax  considerations.  Of course,  there  can  be  no  assurance  that  they  will  do  so.  However,  the authorization remains in effect for Global Income Fund.

                         U.S. FEDERAL INCOME TAX MATTERS

In General

The following is a description of certain U.S.  federal income tax  consequences to a shareholder of acquiring,  holding, and disposing of shares of the Trust or
Global Income Fund. Except as otherwise  provided below, this discussion applies to both the Trust and Global Income Fund and their respective shareholders.  The discussion  reflects the applicable  U.S. income tax laws as of the date of this
Prospectus/Proxy  Statement, which tax laws may be changed or may become subject to new  interpretations  by the  courts or the  Internal  Revenue  Service  (the
"Service"),  retroactively  or  prospectively.  No  attempt is made to present a detailed  explanation  of all U.S.  federal tax concerns or tax matters  arising under the laws of any state,  local, or foreign  government or taxing  authority affecting the Trust, Global Income Fund, or their respective shareholders.

The  discussion  contained  herein is not  intended to  constitute  and does not constitute tax advice.  Investors are urged to consult their own tax advisers to determine the tax consequences of investing in the Trust, Global Income Fund, or
Global Income Fund following the Transaction.

Election to Be Treated as a RIC. Each Fund has previously elected and qualified, and continues to qualify, as a regulated investment company ("RIC") under Part I of  subchapter  M of chapter 1 of  subtitle A of the Code.  As long as each Fund continues  to  qualify as a RIC and  annually  satisfy  the income  distribution requirements  described  below,  both the Trust and Global  Income Fund (but not their respective shareholders) will be exempt from federal income tax.

If either Fund fails to qualify as a RIC in any taxable year,  then whichever of them that so fails  would be  subject to tax on its  taxable  income at the then applicable  corporate  rates, and all  distributions  from earnings and profits, including any  distributions of net tax exempt income and net long-term  capital gains,  will be taxable to shareholders as ordinary income.  Such  distributions generally would be eligible for the dividends  received deduction in the case of corporate  shareholders.  In  addition,  a Fund failing to qualify as a RIC that seeks to  re-qualify as a RIC could be required to recognize  unrealized  gains, pay substantial taxes and interest,  and make substantial  distributions  before re-qualifying.

                                       32

RIC Qualification.  To continue to qualify to be taxed as a RIC, each Fund must, among other requirements,  satisfy certain income source, asset diversification, and income distribution requirements.  Each Fund has distributed, and intends to continue to  distribute,  substantially  all of its investment  company  taxable income and net  tax-exempt  income in a manner that  satisfies the  distribution requirement. In addition, each Fund has distributed,  and intends to continue to distribute,  annually,  substantially all of its respective net capital gain (an amount  equal to the  excess  of the net  long-term  capital  gain  over the net short-term  capital  loss).  If, in any  calendar  year,  either  Fund  fails to distribute  an  amount  equal to the sum of:  (i) at least  98% of its  ordinary income for the calendar  year,  (ii) at least 98% of its capital gain net income for the one year period ending on October 31 of the year,  and (iii) 100% of any retained but  undistributed  amounts of such  ordinary  income and capital gains from a prior year, then it will be liable for a  nondeductible  4% excise tax on the total  undistributed  amount. For this purpose,  the Fund will be treated as having  distributed  any amount for which it is subject to income tax.  Also for this purpose,  a dividend paid to shareholders in January of a year generally is deemed to have been paid on December 31 of the immediately preceding year if the dividend  was  declared  and  payable  to  shareholders  of  record on a date in
October, November, or December of that preceding year.

Distributions.  Distributions  from a Fund will be  taxable to  shareholders  as ordinary income to the extent the distribution is derived from investment income and short-term capital gains.  Distributions of net capital gains (the excess of net  gains  from the sale of  capital  assets  held  more than one year over net losses  from the sale of  capital  assets  held for one year or less,  sometimes referred to herein as "Capital  Gains/Dividends") properly designated as capital gain  dividends  will be taxable to  shareholders  as  long-term  capital  gain, regardless of how long a  shareholder  has held its shares in the Fund that made the  distribution.  Capital  Gains/Dividends  are not eligible for the dividends received  deduction.  If a shareholder is in the 10 or 15% individual income tax bracket,  capital gain distributions are generally subject to a maximum tax rate of 10%. However,  if you receive  distributions from a Fund's sale of securities held for more than five years,  these gains are subject to a maximum rate of 8%.
The Fund will inform  shareholders in January of the portion of any capital gain distributions  received by a  shareholder  for the previous  year that were five year gains qualifying for this reduced tax rate.

If you are in a higher individual income tax bracket (for example, the 25%, 28%,
33%, or 35% bracket when these  brackets  are fully  phased-in in the year 2006)
capital gain  distributions  are  generally  subject to a maximum rate of tax of
20%.  Beginning  in the year  2006,  any  distributions  from a  Fund's  sale of securities  purchased  after  January  1, 2001 and held for more than five years will be subject to a maximum rate of tax of 18%.

Dividends (including Capital Gains/Dividends) will be taxable to shareholders as described  above  whether  received in cash or in shares.  A  shareholder  whose dividends are reinvested in shares will be treated as having received a dividend equal to the fair market value of the new shares issued to the  shareholder,  or the amount of cash  allocated to the  shareholder  for the purchase of shares on the shareholder's behalf.

                                       33

Dividends  of net  investment  income  a  corporate  shareholder  receives  when distributed  by a  Fund  will  qualify  for  the  dividends  received  deduction generally  available to  corporations  to the extent of the amount of qualifying dividends the Fund receives from domestic  corporations  for the taxable year. A dividend that a Fund receives will not be treated as a qualifying dividend:  (i)
if the stock on which the dividend is paid is "debt  financed"  (i.e.,  acquired with borrowed funds); (ii) if the dividend is received with respect to shares of stock  the Fund has held for less  than 46 days (91 days in the case of  certain preferred stock) during the 90-day period beginning on the date which is 45 days before the date on which  such share  becomes  ex-dividend  with  respect to the dividend  (during the 180-day  period  beginning 90 days before such date in the case of certain  preferred stock); or (iii) to the extent that the Fund is under an obligation  (pursuant to a short sale or otherwise) to make related  payments with respect to  positions in  substantially  similar or related  property.  The dividends  received  deduction  also may be  disallowed  or reduced:  (i) if the corporate  shareholder fails to satisfy the foregoing  requirements with respect to its shares in the Fund; or (ii) by application  of other relevant  provisions of the Code,  including the alternative minimum tax. For example,  all dividends
(including the deducted portion) must be included in the alternative minimum tax calculation.

If a Fund makes a distribution  to a shareholder in excess of the Fund's current
and   accumulated   earnings  and  profits  in  any  taxable  year,  the  excess distribution  will be  treated  as a return  of  capital  to the  extent  of the shareholder's  adjusted  basis in the  shareholder's  shares,  and thereafter as capital gain. A return of capital is not taxable, but it reduces a shareholder's tax basis in his shares,  thus  reducing  any loss or  increasing  any gain on a subsequent taxable disposition by the shareholder of the shareholder's shares.

Disposition  of Shares.  The sale or other  disposition  of shares of a Fund may give  rise to a gain or  loss.  In  general,  any gain or loss  realized  upon a taxable disposition of shares (if the disposing  shareholders held the shares as capital assets) will be treated as long-term  capital gain or loss if the shares disposed of are held for more than 12 months. Otherwise, the gain or loss on the disposition of the shares will  generally be treated as short-term  capital gain or loss.  Any loss  realized on the  disposition  of shares held for 6 months or less will be treated as long-term  rather than  short-term  capital loss, to the extent of any long-term capital gain  distributions the shareholder  received or
amounts   credited  as   undistributed   capital   gains  with  respect  to  the
shareholder's shares. If a shareholder disposes of the shareholder's shares in a
Fund at a loss, and within 30 days of the disposition the shareholder  purchases shares in the Fund the shares of which were  disposed  of, then all or a portion of the loss realized will be disallowed.  The disallowed loss, however,  will be reflected in the adjusted basis or the newly acquired shares.  If you are in the
10 or 15% individual income tax bracket,  gains from the sale of your shares are generally  subject to a maximum  rate of tax of 10%.  However,  if you have held your shares for more than five years,  these gains are subject to a maximum rate of tax of 8%.

If you are in a higher individual income tax bracket (for example, the 25%, 28%,
33% or 35% bracket when these  brackets  are fully  phased-in in the year 2006), you are generally subject to a maximum rate of tax of 20%. Beginning in the year
2006, any gains from the sale of shares purchased after January 1, 2001 and held for more than five years (or for which you made an election to mark to market as of January 2, 2001 and hold until 2006) will be subject to a maximum rate of tax of 18%.

                                       34

Tender Offers.  Global Income Fund may periodically  make a tender offer for its shares.  A shareholder  who,  pursuant to the tender  offer,  tenders all shares owned or considered to be owned by the  shareholder  as required under the terms of  the  tender  offer  may  realize  taxable  gain  or  loss  depending  on the shareholder's  adjusted basis in the shares tendered.  Any gain or loss realized will be capital gain or loss if the shares are capital  assets in the  tendering shareholder's  hands and will be  long-term or  short-term  capital gain or loss depending on the shareholder's  holding period for the shares. A shareholder who does not tender any shares (a "non-tendering shareholder") pursuant to the offer generally  will not  realize  any  taxable  income as a result  of the  complete redemption of another  shareholder's shares. The Trust will not currently make a tender offer for its shares.  If,  however,  the  Transaction is not approved by
Trust Shareholders, the Board of Trustees may consider a tender offer for shares of the Trust, the tax  considerations  for such a tender offer would be the same as those described for Global Income Fund.

Original Issue Discount and Payment-in-Kind Securities. Some of the fixed income securities a Fund acquires may be issued with original issue discount ("OID") or treated as if they had been issued  with OID (for  example,  payment-in-kind  or
"PIK"  securities).  The Code  generally  requires  the holders of fixed  income securities issued with OID,  including a Fund, to annually accrue and include in income the ratable  daily portion of OID during their  respective  taxable years during which they hold the securities, even if the issuer does not actually make any interest payments in cash to whichever Fund that holds the securities.

Some of the fixed income  securities a Fund acquires may be acquired with market discount.  The Code  generally  requires the holder of fixed  income  securities having  market  discount  to  treat  a  portion  of  the  gain  realized  on the disposition of the  securities as ordinary  income to the extent that the amount realized on the  disposition  does not exceed the accrued  market  discount  the holder has not reported in income.  A Fund may make one or more of the elections allowed  under the Code that will affect the timing and  character of the income realized on a fixed  income  instrument  having  market  discount.  These rules, therefore,  could  affect the  timing,  amount,  and  character  of  shareholder distributions a Fund makes.

Some of the  fixed  income  securities  a Fund  acquires  may be  acquired  with acquisition  discount.  The Code prescribes certain taxpayers that acquire fixed income  instruments  with acquisition  discount,  including a RIC, to include in income  an  amount  equal to the sum of the daily  portions  of the  acquisition discount for each day during the taxable  year in which the  taxpayer  holds the instrument.  A Fund,  as  appropriate,  may  make  one or more of the  elections available to holders of fixed income instruments  having  acquisition  discount, which could affect the character and timing of the recognition of income.  These rules, therefore,  could affect the timing, amount, and character of shareholder distributions made by a Fund.

If a Fund  acquires one or more of the types of the  foregoing  securities,  the
Fund may be  required  to pay out as  income an amount  that  exceeds  the total amount of cash the Fund received  during the taxable year.  These  distributions may be made from the distributing  Fund's cash assets,  or by the liquidation of the Fund's  portfolio  securities,  possibly for an amount that is less than the amount the Fund might have otherwise realized, or through borrowings.

                                       35

Hedges.  A Fund may invest in financial  instruments,  such as options,  forward contracts,  futures  contracts,  or other derivative type instruments,  or enter into other  types of  transactions,  such as  acquiring  an interest in notional principal contracts,  for hedging or other bona fide investment purposes.  These and other types of hedging  transactions  are subject to a variety of tax rules, including rules applicable to straddles,  constructive  sales, wash sales, short sales,  and mark to  market  treatment.  The  effect  of these  rules  may be to accelerate  income,  defer losses,  cause  adjustments  in holding  periods of a
Fund's assets,  convert long-term capital gains to short-term  capital gains and convert  short-term  capital losses into long-term capital losses.  These rules, therefore,  could  affect the  timing,  amount,  and  character  of  shareholder distributions a fund makes.

Foreign Currency  Transactions:  A Fund may engage in transactions in a currency other than the U.S. dollar.  In general,  section 988 of the Code will treat the foreign  currency gains and losses ("section 988 gains or losses") in connection with certain debt  instruments,  from certain  forward  contracts,  from futures contracts that are not "regulated  futures  contracts" and from unlisted options as ordinary income. In certain  circumstances,  a Fund may elect capital gain or loss  treatment for  transactions  giving rise to section 988 gains or losses (a
"section 988  transaction") and the rules applicable to section 988 transactions may not apply if the transaction is entered into for purposes of hedging foreign exchange  risk.  In  general,  however,  the  section  988 gains or losses  will increase or decrease the amount of the Fund's investment  company taxable income available  for  shareholder  distribution.  If  section  988  losses for a given taxable year exceed the Fund's other  investment  company taxable income for the year,  the Fund would not be able to make any ordinary  dividend  distributions.
Distributions  made  before  the  section  988  losses  were  realized  would be recharacterized  as a return of capital to the  shareholders,  rather than as an ordinary  dividend,  and would generally  require the shareholder  receiving the distribution to reduce the shareholder's basis in its shares.

U.S.  Government  Securities.  The  income  earned on  certain  U.S.  government securities  is  exempt  from  state and local  personal  income  taxes if earned directly by a shareholder.  States also grant tax-free  status to dividends paid to shareholders from interest earned on these securities, subject in some states to minimum investment or reporting  requirements that a Fund must satisfy be met by a Fund.  The income on a Fund's  investments in certain  securities,  such as repurchase  agreements,  commercial paper and federal agency-backed  obligations
(e.g.,  Government  National  Mortgage  Association or Federal National Mortgage
Association securities),  generally does not qualify for tax-free treatment. The rules on exclusion of this income are different for corporations.

Foreign  Taxation.  Income a Fund receives from sources within foreign countries may be subject to withholding and other taxes the foreign country  imposes.  The rate of tax may be reduced or completely eliminated by treaty. If, at the end of the fiscal  year,  more than 50% of the total  assets of a Fund are  invested in foreign securities, the Fund may elect to pass through to shareholders their pro rata share of foreign taxes paid by the  shareholder.  If this election is made, the  year-end  statement  a  shareholder  receives  from the Fund will show more taxable income than was actually  distributed to the shareholder.  In that case, the  shareholder  will be entitled  either to deduct his share of these taxes in computing  his  taxable  income or to claim a foreign tax credit for these taxes
against  U.S.   federal   income  tax  (subject  to   limitations   for  certain
shareholders).  A Fund will provide shareholders with the information  necessary to complete personal income tax returns if it makes this election.

                                       36

Passive  Foreign  Investment  Companies.  A Fund may invest in  certain  foreign corporations  that will be classified as passive  foreign  investment  companies
(each, a "PFIC") for federal income tax purposes.  This, in turn,  could subject the Fund to federal income tax (including an interest  charge) on  distributions the PFIC makes or on proceeds  received  from the  disposition  of shares in the
PFIC.  This  tax  cannot  be  eliminated  through  distributions  to the  Fund's shareholders.  The Fund, may, however, be entitled to elect to treat the PFIC as a "qualified  electing  fund" ("QEF") in which case the Fund will be required to include in its  income  for each  taxable  year  during  which the Fund holds an interest  in the QEF,  its  share of the QEF's  income  and net  capital  gains.
Separately,  a Fund may be  entitled to elect mark to market  treatment  for the appreciation  (and on a more  restricted  basis,  the reduction in value) of the
PFIC's  shares on the last day of the Fund's  taxable  year. If this election is made,  the Fund will be treated as having sold, and  simultaneously  reacquired, the PFIC's shares for their fair market value on such date.  This gain,  reduced by allowable losses,  will be treated as ordinary income that a Fund is required to distribute, even though it has not sold the PFIC's shares.

If a Fund makes  either or both the QEF and mark to market  elections,  the Fund may be required to pay out as income an amount that  exceeds the total amount of cash the Fund received during the taxable year. These  distributions may be made from the  distributing  Fund's cash assets,  or by the liquidation of the Fund's portfolio  securities,  possibly  for an amount that is less than the amount the
Fund might have otherwise realized, or through borrowings.

Non-U.S.  Shareholders. The tax consequences to a Non-U.S. shareholder in a Fund may be  different  from those  outlined  herein.  Non-U.S.  shareholders  may be subject to U.S.  withholding  and estate taxes,  and are subject to special U.S.
tax  certification  requirements.  Non-U.S.  shareholders are advised to consult with their own tax advisers with respect to the particular tax  consequences  of an investment in a Fund.

Backup Withholding. Each Fund is generally required to withhold and remit to the
U.S. Treasury a percentage of the taxable dividends and other distributions paid to a non-corporate  shareholder where one or more of the following  occurs:  (i)
the shareholder  fails to properly furnish a correct social security or taxpayer identification  number to the Fund; (ii) the U.S.  government  notifies the Fund that the taxpayer  identification  number a  shareholder  provided is incorrect;
(iii) the U.S.  government  notifies the Fund that interest or dividend payments the  Fund  makes  to a  shareholder  are  subject  to  withholding;  or (iv) the shareholder  fails to certify to the Fund, under penalties of perjury,  that the social  security  or  taxpayer  identification  number is  correct  and that the shareholder is not subject to backup  withholding.  Pursuant to revisions to the
U.S.  income  tax laws  effected  by the  Economic  Growth  and Tax  Relief  and
Reconciliation  Act of 2001, the backup withholding tax rate will be (i) 30% for amounts  paid  during 2002 and 2003,  (ii) 29% for amounts  paid during 2004 and
2005,  and (iii) 28% for amounts paid during 2006 through 2010. The revisions to these rates are scheduled to expire and the backup withholding rate increased to
31% for amounts paid after December 31, 2010,  unless Congress enacts additional legislation.

                                       37

Other Taxation.  Investors holding shares in a Fund may be subject to additional state,  local,  and foreign  taxes  depending  on the  particular  shareholder's circumstances.

Tax Consequences of the Reorganization

The Transaction is intended to qualify as a tax-free  reorganization for federal income  tax  purposes  under  Section  368(a)(1)  of the Code.  Based on certain assumptions and representations  received from the Trust and Global Income Fund, it is the opinion of Stradley,  Ronon,  Stevens & Young,  LLP, counsel to Global
Income Fund,  that Trust  Shareholders  will not  recognize any gain or loss for federal  income tax  purposes as a result of the exchange of their shares of the
Trust for shares of Global Income Fund,  and that neither Global Income Fund nor its  shareholders  will  recognize  any gain or loss upon Global  Income  Fund's receipt of the assets of the Trust.

     After the Transaction, you will continue to be responsible for tracking the purchase  cost and  holding  period of your shares and should  consult  your tax advisor  regarding  the  effect,  if any,  of the  Transaction  in light of your particular circumstances.

                                       38

                         PRO FORMA FINANCIAL STATEMENTS

Templeton Global Income Fund, Inc.
Templeton Global Government Income Trust
Financial Statements

Pro Forma Combining Statements of Assets and
Liabilities (unaudited)
February 28, 2002

                                        Templeton       Templeton         Pro Forma     Pro Forma
                                         Global       Global Income     Adjustments(a)   Combined
                                       Government         Fund
                                      Income Trust
                                          Fund
                                  -----------------------------------------------------------------
                                  -----------------------------------------------------------------
Assets:
Investments in securities:
  Cost                               $151,719,800    $827,280,811                    $979,000,611
  Value                               138,656,682     754,874,043                     893,530,725
Receivables:
  Investment securities sold              875,750               -                         875,750
  Dividends and interest                3,818,787      19,989,320                      23,808,107
  Total assets                        143,351,219     774,863,363                -    918,214,582

Liabilities:
Payables:
  Affiliates                               85,710         409,345                         495,055
  Investment securities purchases         918,528               -                         918,528
  Other liabilities                       954,284         707,536          122,378      1,784,198
  Total liabilities                     1,958,522       1,116,881          122,378      3,197,781
  Net assets, at value               $141,392,697    $773,746,482                    $915,016,801

Net assets consist of:
  Undistributed net investment
  income (loss)                      $(6,177,201)      $(325,293)       $(122,378)   $(6,624,872)
  Net unrealized appreciation         (8,221,697)    (72,560,046)                    (80,781,743)
  (depreciation)
  Accumulated net realized gain      (13,942,562)    (81,273,717)                    (95,216,279)
  (loss)
  Capital shares                      169,734,157     927,905,538                   1,097,639,695
  Net assets, at value               $141,392,697    $773,746,482                    $915,016,801

  Net assets, at value               $141,392,697    $773,746,482                    $915,016,801
  Shares outstanding                   21,703,021     109,243,000                     129,205,821
  Net asset value and maximum
    offering price per share                $6.51           $7.08                           $7.08

Note:  (a) Other  liabilities  were  adjusted to reflect  $61,189 and $61,189 in merger related liabilities for the acquiring and target funds respectively.

       See accompanying notes to pro forma combining financial statements.

                                       39

Templeton Global Income Fund, Inc.
Templeton Global Governments Income Trust
Financial Statements

Pro Forma Combining Statements of Operations (unaudited)
for the 12 month period ending February 28, 2002

                                        Templeton       Templeton        Pro Forma      Pro Forma
                                         Global       Global Income    Adjustments(c)    Combined
                                       Governments        Fund
                                       Income Trust
                                  -----------------------------------------------------------------
                                  -----------------------------------------------------------------
Investments income:
  Dividends                              $164,264        $854,544                      $1,018,808
  Interest                             10,018,306      60,290,303                      70,308,609
   Total investment income             10,182,570      61,144,847                      71,327,417

Expenses:
  Management fees                         750,561       3,804,438      (59,341)(a)      4,495,658
  Administrative fees                     348,116       1,032,948     (206,801)(b)      1,174,263
  Transfer agent fees                      98,800         422,747                         521,547
  Custodian fees                           27,100         162,999                         190,099
  Reports to shareholders                  16,800               -                          16,800
  Registration and filing fees             48,501         169,649                         218,150
  Professional fees                        16,750          64,299                          81,049
  Trustees' fees and expenses              32,400          54,049                          86,449
  Other                                     1,650           9,699                          11,349
   Total expenses                       1,340,678       5,720,828        (266,142)      6,795,364
   Net investment income                8,841,892      55,424,019                      64,532,053
Realized and unrealized gains
  (losses):
   Net realized (loss) from:
   Investments                        (3,321,663)    (12,917,902)                    (16,239,565)
   Foreign currency transactions        (129,481)       (795,870)                       (925,351)
   Net realized (loss)                (3,451,144)    (13,713,772)                    (17,164,916)
Net unrealized appreciation
  (depreciation)
  Investments                           4,548,866      17,834,737                      22,383,603
  Translation of assets and              (73,992)       (311,482)                       (385,474)
   liabilities denominated in
   foreign currency
  Net unrealized appreciation           4,474,874      17,523,255                      21,998,129
Net realized and unrealized gain        1,023,730       3,809,483                       4,833,213
Net increase in net assets              9,865,622      59,233,502                      69,365,266
resulting from operations

(a) - Pro Forma adjustment for difference in Management fee schedule.
(b) - Pro Forma adjustment for difference in Administrative fee schedule.
(c) - No  adjustments  were made to reflect  the  non-recurring  merger  related expenses of $61,189 and $61,189 of the acquiring and target funds, respectively.

       See accompanying notes to pro forma combining financial statements.

                                       40

Statement of Investments, February 28, 2002 (unaudited)

-----------------------------------------------------------------------------------------------------------------------------
                                              TEMPLETON GLOBAL        TEMPLETON GLOBAL INCOME         COMBINED PORTFOLIO
                                          GOVERNMENTS INCOME TRUST           FUND, INC
-----------------------------------------------------------------------------------------------------------------------------
                                            Principal                  Principal                   Principal
                              Industry       Amount       VALUE         Amount         VALUE         Amount         VALUE
-----------------------------------------------------------------------------------------------------------------------------
Long Term Investments 95.4%
-----------------------------------------------------------------------------------------------------------------------------

-----------------------------------------------------------------------------------------------------------------------------

-----------------------------------------------------------------------------------------------------------------------------
Australia 3.9%
-----------------------------------------------------------------------------------------------------------------------------
Government of Australia,      Government  4,044,000 AUD  $2,509,992  20,704,000 AUD  $12,850,368  24,748,000 AUD  $15,360,360
10.00%, 10/15/07                Bonds
-----------------------------------------------------------------------------------------------------------------------------
New South Wales Treasury                    768,000 AUD     406,512   7,677,000 AUD    4,063,530   8,445,000 AUD    4,470,042
Corp., 6.50%, 5/01/06
-----------------------------------------------------------------------------------------------------------------------------
Queensland Treasury           Government  4,943,000 AUD   2,618,495  25,315,000 AUD   13,410,317  30,258,000 AUD   16,028,812
Corp., 6.50%, 6/14/05           Bonds
-----------------------------------------------------------------------------------------------------------------------------
                                                          5,534,999                   30,324,215                   35,859,214
-----------------------------------------------------------------------------------------------------------------------------
Belgium 2.5%
-----------------------------------------------------------------------------------------------------------------------------
Kingdom of Belgium,           Government  4,214,000 EUR   4,295,395  18,604,000 EUR   18,963,344  22,818,000 EUR   23,258,739
8.50%, 10/01/07                 Bonds
-----------------------------------------------------------------------------------------------------------------------------

-----------------------------------------------------------------------------------------------------------------------------
Brazil 5.3%
-----------------------------------------------------------------------------------------------------------------------------
Globos Communicacoes
Participacoes Ltd.
10.625%, 12/05/08
-----------------------------------------------------------------------------------------------------------------------------
Government of Brazil:
-----------------------------------------------------------------------------------------------------------------------------
  12.75%, 1/15/20                             1,000,000     964,250       4,500,000    4,339,125       5,500,000    5,303,375
-----------------------------------------------------------------------------------------------------------------------------
  10.125%, 5/15/27                            1,100,000     866,525       4,550,000    3,584,263       5,650,000    4,450,788
-----------------------------------------------------------------------------------------------------------------------------
  12.25%, 3/06/30                            1,985,0000   1,816,275      12,215,000   11,176,725      14,200,000   12,993,000
-----------------------------------------------------------------------------------------------------------------------------
  11.00%, 8/17/40                             3,610,000   2,951,175      28,140,000   23,004,450      31,750,000   25,955,625
-----------------------------------------------------------------------------------------------------------------------------
                                                          6,598,225                   42,104,563                   48,702,788
-----------------------------------------------------------------------------------------------------------------------------
Canada 2.1%
-----------------------------------------------------------------------------------------------------------------------------
Government of Canada:        Government
                                Bonds
-----------------------------------------------------------------------------------------------------------------------------
  6.00%, 6/01/11                          4,049,000 CAD   2,641,888                                4,049,000 CAD    2,641,888
-----------------------------------------------------------------------------------------------------------------------------
  10.00%, 5/01/02                                                    24,117,000 CAD   15,735,837  24,117,000 CAD   15,735,837
-----------------------------------------------------------------------------------------------------------------------------
  10.25%, 2/01/04                                                     1,130,000 CAD      792,437   1,130,000 CAD      792,437
-----------------------------------------------------------------------------------------------------------------------------
                                                                                      16,528,274                   19,170,162
-----------------------------------------------------------------------------------------------------------------------------
Denmark 1.2%
-----------------------------------------------------------------------------------------------------------------------------
Kingdom of Denmark,           Government 13,331,000 DKK   1,731,587  73,189,000 DKK    9,506,647  86,520,000 DKK   11,238,234
8.00%, 3/15/06                  Bonds
-----------------------------------------------------------------------------------------------------------------------------

-----------------------------------------------------------------------------------------------------------------------------
                                              TEMPLETON GLOBAL        TEMPLETON GLOBAL INCOME         COMBINED PORTFOLIO
                                          GOVERNMENTS INCOME TRUST           FUND, INC
-----------------------------------------------------------------------------------------------------------------------------
                                            Principal                  Principal                   Principal
                              Industry       Amount       VALUE         Amount         VALUE         Amount         VALUE
-----------------------------------------------------------------------------------------------------------------------------
Ecuador .5%
-----------------------------------------------------------------------------------------------------------------------------
Republic of Ecuador, Reg      Government             0           0        6,200,000    4,836,000       6,200,000    4,836,000
S, 12.00%, 11/15/12             Bonds
-----------------------------------------------------------------------------------------------------------------------------

-----------------------------------------------------------------------------------------------------------------------------
France 6.8%
-----------------------------------------------------------------------------------------------------------------------------
Government of France:
-----------------------------------------------------------------------------------------------------------------------------
  8.25%, 2/27/04                          7,400,000 EUR   6,923,318  39,000,000 EUR   36,487,756  46,400,000 EUR   43,411,074
-----------------------------------------------------------------------------------------------------------------------------
  8.50%, 10/25/08                         3,838,000 EUR   4,006,417  14,377,000 EUR   15,007,883  18,215,000 EUR   19,014,300
-----------------------------------------------------------------------------------------------------------------------------
                                                         10,929,735                   51,495,639                   62,425,374
-----------------------------------------------------------------------------------------------------------------------------
Germany 6.5%                  Government
                                Bonds
-----------------------------------------------------------------------------------------------------------------------------
Federal Republic of Germany:
-----------------------------------------------------------------------------------------------------------------------------
  8.00%, 7/22/02                          9,162,350 EUR   8,059,765  13,643,824 EUR   12,001,943  22,806,174 EUR   20,061,708
-----------------------------------------------------------------------------------------------------------------------------
  6.00%, 7/04/07                          4,242,000 EUR   3,911,136  38,681,000 EUR   35,663,998  42,923,000 EUR   39,575,134
-----------------------------------------------------------------------------------------------------------------------------
                                                         11,970,901                   47,665,941                   59,636,842
-----------------------------------------------------------------------------------------------------------------------------
Italy 6.7%
-----------------------------------------------------------------------------------------------------------------------------
Buoni Poliennali del Tesoro:
-----------------------------------------------------------------------------------------------------------------------------
  8.75%, 7/01/06                          2,140,000 EUR   2,150,190  11,372,000 EUR   11,426,151  13,512,000 EUR   13,576,341
-----------------------------------------------------------------------------------------------------------------------------
  6.75%, 7/01/07                          1,142,000 EUR   1,080,093   6,231,000 EUR    5,893,221   7,373,000 EUR    6,973,314
-----------------------------------------------------------------------------------------------------------------------------
Government of Italy:
-----------------------------------------------------------------------------------------------------------------------------
  10.50%, 4/01/05             Government  1,228,000 EUR   1,246,196  33,730,000 EUR   34,229,792  34,958,000 EUR   35,475,988
                                Bonds
-----------------------------------------------------------------------------------------------------------------------------
  10.50%, 9/01/05                         3,395,000 EUR   3,509,912                                3,395,000 EUR    3,509,912
-----------------------------------------------------------------------------------------------------------------------------
  5.00%, 5/01/08                          1,573,000 EUR   1,372,890                                1,573,000 EUR    1,372,890
-----------------------------------------------------------------------------------------------------------------------------
                                                          9,359,281                   51,549,164                   60,908,445
-----------------------------------------------------------------------------------------------------------------------------
Mexico 10.8%
-----------------------------------------------------------------------------------------------------------------------------
Banco Nacional Obra
Serv., 9.625%, 11/15/03
-----------------------------------------------------------------------------------------------------------------------------
Protexa Construcciones
SA de CV, 144A, 12.125%,
7/24/02
-----------------------------------------------------------------------------------------------------------------------------
United Mexican States:
-----------------------------------------------------------------------------------------------------------------------------
  9.875%, 1/15/07                             1,925,000   2,226,744      12,580,000   14,551,915      14,505,000   16,778,659
-----------------------------------------------------------------------------------------------------------------------------
  8.625%, 3/12/08                             1,065,000   1,177,624       6,960,000    7,696,020       8,025,000    8,873,644
-----------------------------------------------------------------------------------------------------------------------------
  11.375%, 9/15/16                            7,585,000   9,826,367      49,130,000   63,647,915      56,715,000   73,474,282
-----------------------------------------------------------------------------------------------------------------------------
                                                         13,230,735                   85,895,850                   99,126,585
-----------------------------------------------------------------------------------------------------------------------------

-----------------------------------------------------------------------------------------------------------------------------
                                              TEMPLETON GLOBAL        TEMPLETON GLOBAL INCOME         COMBINED PORTFOLIO
                                          GOVERNMENTS INCOME TRUST           FUND, INC
-----------------------------------------------------------------------------------------------------------------------------
                                            Principal                  Principal                   Principal
                              Industry       Amount       VALUE         Amount         VALUE         Amount         VALUE
-----------------------------------------------------------------------------------------------------------------------------
Netherlands 4.2%
-----------------------------------------------------------------------------------------------------------------------------
Cellco Finance NV,                            2,375,000   2,277,625      11,460,000   10,990,140      13,835,000   13,267,765
15.00%, 8/01/05
-----------------------------------------------------------------------------------------------------------------------------

-----------------------------------------------------------------------------------------------------------------------------
Government of
  Netherlands:
-----------------------------------------------------------------------------------------------------------------------------
  7.75%, 3/01/05                          2,900,000 EUR   2,748,311  14,853,000 EUR   14,076,091  17,753,000 EUR   16,824,402
-----------------------------------------------------------------------------------------------------------------------------
  5.75%, 2/15/07                              1,436,000   1,303,874   7,833,000 EUR    7,112,286   9,269,000 EUR    8,416,160
-----------------------------------------------------------------------------------------------------------------------------
                                                          6,329,810                   32,178,517                   38,508,327
-----------------------------------------------------------------------------------------------------------------------------
New Zealand 1.7%
-----------------------------------------------------------------------------------------------------------------------------
Government of New             Government  5,420,000 NZD   2,430,718      29,503,000   13,231,269  34,923,000 NZD   15,661,987
Zealand, 8.00%, 11/15/06        Bonds
-----------------------------------------------------------------------------------------------------------------------------

-----------------------------------------------------------------------------------------------------------------------------
Panama .8%
-----------------------------------------------------------------------------------------------------------------------------
Republic of Panama,           Government        960,000     949,920       6,070,000    6,006,265       7,030,000    6,956,185
8.875%, 9/30/27                 Bonds
-----------------------------------------------------------------------------------------------------------------------------

-----------------------------------------------------------------------------------------------------------------------------
Peru 1.0%
-----------------------------------------------------------------------------------------------------------------------------
Republic of Peru, FRN,        Government      3,200,000   2,560,000       8,800,000    7,040,000      12,000,000    9,600,000
4.50%, 3/07/17                  Bonds
-----------------------------------------------------------------------------------------------------------------------------

-----------------------------------------------------------------------------------------------------------------------------
Poland 2.1%
-----------------------------------------------------------------------------------------------------------------------------
Republic of Poland, FRN,      Government      4,336,200   4,371,831      14,355,000   14,472,955      18,691,200   18,844,786
6.00%, 10/27/14                 Bonds
-----------------------------------------------------------------------------------------------------------------------------

-----------------------------------------------------------------------------------------------------------------------------
Russia 5.2%
-----------------------------------------------------------------------------------------------------------------------------
Federation of Russia:
-----------------------------------------------------------------------------------------------------------------------------
  Reg S, 11.00%, 7/24/18                     6,585,0000   7,056,960      35,420,000   37,958,622      42,005,000   45,015,582
-----------------------------------------------------------------------------------------------------------------------------
  12.75%, 6/24/28                               300,000     356,735       1,700,000    2,021,496       2,000,000    2,378,231
-----------------------------------------------------------------------------------------------------------------------------
                                                          7,413,695                   39,980,118                   47,393,813
-----------------------------------------------------------------------------------------------------------------------------
Spain 3.1%
-----------------------------------------------------------------------------------------------------------------------------
Government of Spain:
-----------------------------------------------------------------------------------------------------------------------------
  10.15%, 1/31/06                         2,320,000 EUR   2,403,543  12,536,000 EUR   12,987,420  14,856,000 EUR   15,390,963

-----------------------------------------------------------------------------------------------------------------------------
  8.80%, 4/30/06                          2,113,000 EUR   2,116,283  11,229,000 EUR   11,246,445  13,342,000 EUR   13,362,728

-----------------------------------------------------------------------------------------------------------------------------
                                                          4,519,826                   24,233,865                   28,753,691
-----------------------------------------------------------------------------------------------------------------------------
Sweden 3.1%
-----------------------------------------------------------------------------------------------------------------------------
Kingdom of Sweden,            Government 44,500,000 SEK   4,522,305 234,800,000 SEK   23,861,511 279,300,000 SEK   28,383,816
10.25%, 5/05/03                 Bonds
-----------------------------------------------------------------------------------------------------------------------------

-----------------------------------------------------------------------------------------------------------------------------
                                              TEMPLETON GLOBAL        TEMPLETON GLOBAL INCOME         COMBINED PORTFOLIO
                                          GOVERNMENTS INCOME TRUST           FUND, INC
-----------------------------------------------------------------------------------------------------------------------------
                                            Principal                  Principal                   Principal
                              Industry       Amount       VALUE         Amount         VALUE         Amount         VALUE
-----------------------------------------------------------------------------------------------------------------------------
Turkey 8.9%
-----------------------------------------------------------------------------------------------------------------------------
Republic of Turkey:
-----------------------------------------------------------------------------------------------------------------------------
  Reg S, 10.00%, 9/19/07                      2,201,000   2,200,084       3,938,000    3,936,362       6,139,000    6,136,446
-----------------------------------------------------------------------------------------------------------------------------
  12.375%, 6/15/09                            3,120,000   3,275,220      26,310,000   27,618,922      29,430,000   30,894,142
-----------------------------------------------------------------------------------------------------------------------------
  11.875%, 1/15/30                            7,240,000   7,275,476      36,630,000   36,809,487      43,870,000   44,084,963
-----------------------------------------------------------------------------------------------------------------------------
                                                         12,750,780                   68,364,771                   81,115,551
-----------------------------------------------------------------------------------------------------------------------------
United Kingdom 2.5%
-----------------------------------------------------------------------------------------------------------------------------
United Kingdom, 8.50%,        Government  1,714,000 GBP   2,820,666  12,227,000 GBP   20,121,518  13,941,000 GBP   22,942,184
  7/16/07                       Bonds
-----------------------------------------------------------------------------------------------------------------------------

-----------------------------------------------------------------------------------------------------------------------------
United States 11.2%
-----------------------------------------------------------------------------------------------------------------------------
Federal Home Loan                             3,052,000   3,163,306                                   3,052,000     3,163,306
Mortgage Corp., 3.25%,
11/15/04
-----------------------------------------------------------------------------------------------------------------------------
Federal National                                920,000     909,414      21,138,000   21,908,903      22,058,000   22,818,317
Mortgage Association,
6.00%, 5/15/11
-----------------------------------------------------------------------------------------------------------------------------
U.S. Treasury Note,           Government      9,900,000   9,967,290      65,805,000   66,252,276      75,705,000   76,219,566
5.00%, 8/15/11                  Bonds
-----------------------------------------------------------------------------------------------------------------------------
                                                         14,040,010                   88,161,179                  102,201,189
-----------------------------------------------------------------------------------------------------------------------------
Venezuela 5.1%
-----------------------------------------------------------------------------------------------------------------------------
Republic of Venezuela,        Government      9,400,000   6,255,700      60,805,000   40,465,728      70,205,000   46,721,428
9.25%, 9/15/27                  Bonds
-----------------------------------------------------------------------------------------------------------------------------

-----------------------------------------------------------------------------------------------------------------------------
Total Long Term                                         135,258,007                  736,987,333                  872,245,340
  Investments
-----------------------------------------------------------------------------------------------------------------------------
                                                 SHARES                      SHARES                       SHARES
-----------------------------------------------------------------------------------------------------------------------------
Short Term Investments
  2.3%
-----------------------------------------------------------------------------------------------------------------------------
Franklin Institutional           Cash         3,398,675   3,398,675      17,886,710   17,886,710      21,285,385   21,285,385
Fiduciary Trust Money         Equivalents
Market Portfolio
-----------------------------------------------------------------------------------------------------------------------------
Total Investments 97.7%                                 138,656,682                  754,874,043                  893,530,725
-----------------------------------------------------------------------------------------------------------------------------
Other Assets Less                                         2,736,015                   18,872,439                   21,486,076
Liabilities 2.3%
-----------------------------------------------------------------------------------------------------------------------------
Total Net Assets 100.0%                                $141,392,697                 $773,746,482                 $915,016,801
-----------------------------------------------------------------------------------------------------------------------------

-----------------------------------------------------------------------------------------------------------------------------
                                              TEMPLETON GLOBAL        TEMPLETON GLOBAL INCOME         COMBINED PORTFOLIO
                                          GOVERNMENTS INCOME TRUST           FUND, INC
-----------------------------------------------------------------------------------------------------------------------------
                                            Principal                  Principal                   Principal
                              Industry       Amount       VALUE         Amount         VALUE         Amount         VALUE
-----------------------------------------------------------------------------------------------------------------------------

Currency Abbreviations:
-----------------------------------------------------------------------------------------------------------------------------
AUD - Australian Dollar
-----------------------------------------------------------------------------------------------------------------------------
CAD - Canadian Dollar
-----------------------------------------------------------------------------------------------------------------------------
DKK - Danish Krone
-----------------------------------------------------------------------------------------------------------------------------
EUR - European Unit
-----------------------------------------------------------------------------------------------------------------------------
GBP - British Pound
-----------------------------------------------------------------------------------------------------------------------------
NZD - New Zealand Dollar
-----------------------------------------------------------------------------------------------------------------------------
SEK - Swedish Krona
-----------------------------------------------------------------------------------------------------------------------------

(a)  Other  liabilities  were adjusted to reflect  $61,189 and $61,189 in merger related liabilities for the acquiring and target funds respectively.

*    Securities denominated in U.S. dollars unless otherwise indicated.

Templeton Global Income Fund, Inc.
Templeton Global Government Income Trust

Notes to Pro Forma Combining Statements (Unaudited)

1.   Basis of Combination:

     Subject to approval of the proposed  Agreement  and Plan of  Reorganization
     (the  "Agreement  and Plan") by the  shareholders  of the Templeton  Global
     Governments Income Trust, the Templeton Global Income Fund will acquire all the net assets of the Templeton Global Governments Income Trust in exchange for the  shares  of  Templeton  Global  Income  Fund.  The  merger  will be
     accounted   for  by  the  method  of  accounting   for  tax-free   business
     combinations of investment companies.  The pro forma combining Statement of
     Assets and Liabilities  reflects the financial position of Templeton Global
     Income Fund and Templeton Global  Governments Income Trust at March 1, 2002
     as though the merger  occurred  as of that  date.  The pro forma  combining
     Statement of Operations reflects the results of operations of the Templeton
     Global Income Fund and Templeton  Global  Governments  Income Trust for the
     period March 1, 2001 to February 28, 2002 as though the merger  occurred on
     March 1,  2002.  The pro forma  financial  statements  do not  reflect  the expenses of either fund in carrying out its obligations under the Agreement and Plan of  Reorganization  or any  adjustment  with respect to additional distributions  that may be made  prior  to  reorganization.  The pro  forma financial  statements are presented for the information of the reader,  and should be read in conjunction with the historical  financial  statements of the Funds.

2.   Shares of Beneficial Interest:

     The number of shares  issued was  calculated  by dividing the net assets of the Templeton Global  Governments  Income Trust at February 28, 2002 by the
     net asset value per share of the  Templeton  Global Income Fund at February
     28, 2002.

            FINANCIAL STATEMENTS AND REPORTS OF INDEPENDENT AUDITORS

The Trust's  financial  statements for the fiscal year ended August 31, 2001 and the reports  thereon of September  26, 2001,  which are contained in the Trust's
Annual  Report  dated August 31, 2001 (as filed with the SEC on November 1, 2001 pursuant  to  Section  30(b) of the Act and Rule  30b2-1  thereunder  (Accession
Number  0000841191-01-500008))  are incorporated herein by reference and will be mailed to any shareholder who requests this SAI.

The  Semi-Annual  Report of Global  Income Fund dated  February 28, 2002 and the
Semi-Annual  Report of the Trust dated  February 28, 2002,  have not been filed, but will be included in the 497(b) filing of definitive proxy materials and will be delivered to all shareholders requesting this SAI.

                                     PART C

                                OTHER INFORMATION
                                -----------------

Item 15. Indemnification
         ---------------

Section 2-418 of the General  Corporation Law of the State of Maryland,  Article
Eleventh of the Fund's  Articles of  Restatement  of Articles of  Incorporation,
Article 5.2 of the Fund's By-Laws,  the Investment  Management Agreement provide for indemnification.

Insofar as indemnification  for liabilities  arising under the Securities Act of
1933 may be provided  to  directors,  officers  and  controlling  persons of the
Registrant,  pursuant to the foregoing  provisions or otherwise,  the Registrant has been advised that in the opinion of the Securities  and Exchange  Commission such  indemnification  is against  public policy as expressed in the Act and is, therefore,  unenforceable. In the event that a claim for indemnification against such liabilities  (other than the payment by the Registrant of expenses incurred or paid by a  director,  officer  or  controlling  person of the  Registrant  in connection  with  the  successful  defense  of any  action,  suit or  proceeding pursuant to any  insurance  policy) is asserted  by such  director,  officers or controlling  person in connection  with the  securities  being  registered,  the
Registrant  will,  unless in the  opinion  of its  counsel  the  matter has been settled by controlling precedent,  submit to a court of appropriate jurisdiction the question  whether such  indemnification  by it is against  public  policy as expressed  in the Act and will be  governed  by the final  adjudication  of such issue.

Item 16. Exhibits.  The following exhibits are filed herein:
         --------

     (1)  Copies of the charter of the Registrant as now in effect;

          (a)  Articles  of  Restatement  as filed in the State of  Maryland  on
               January 26, 1989.

     (2)  Copies of the existing  by-laws or  corresponding  instruments  of the
          Registrant;

          (a)  By-Laws as amended and restated October 19, 1996 and November 30,
               1999.

     (3)  Copies of any voting trust agreement  affecting more than five percent of any class of equity securities of the Registrant;

          Not Applicable.

     (4)  Copies  of  the  agreement  of  acquisition,  reorganization,  merger, liquidation and any amendments to it;

          (a)  The Agreement and Plan of  Reorganization  between the Registrant and Templeton Global Governments Income Trust is included in this registration  statement  as  Exhibit  A to  the  Prospectus/Proxy
               Statement.

     (5)  Copies  of all  instruments  defining  the  rights of  holders  of the securities being registered including,  where applicable, the relevant portion of the articles of incorporation or by-laws of the Registrant;

          Not Applicable.

     (6)  Copies of all investment advisory contracts relating to the management of the assets of the Registrant;

          (a)  Investment   Management  Agreement  between  the  Registrant  and
               Templeton  Investment  Counsel,  Inc. dated October 30, 1992, and amended and restated as of April 1, 1993 and December 6, 1994.

               (i)  Amendment to Investment  Management  Agreement dated January
                    1, 2001.

               (ii) Assignment and Assumption Agreement of Investment Management
                    Agreement dated July 25, 2001.

     (7)  Copies of each  underwriting  or  distribution  contract  between  the
          Registrant and a principal underwriter, and specimens or copies of all agreements between principal underwriters and dealers;

          Not Applicable.

     (8)  Copies  of all  bonus,  profit  sharing,  pension,  or  other  similar contracts or arrangements wholly or partly for the benefit of trustees or officers of the  Registrant  in their  capacity as such.  Furnish a reasonably detailed description of any plan that is not set forth in a formal document;

          Not Applicable.

     (9)  Copies of all custodian  agreements  and  depository  contracts  under
          Section 17(f) of the 1940 Act for securities  and similar  investments of the Registrant, including the schedule of remuneration;

          (a)  Custody  Agreement between the Registrant and The Chase Manhattan
               Bank, N.A. dated February 29, 1988.

               (i)   Amendment to Custody Agreement dated July 5, 1996.

               (ii)  Amendment to Custody Agreement dated May 21, 1998.

               (iii) Amendment to Custody Agreement dated July 23, 1998.

               (iv)  Amendment to Custody Agreement dated May 1, 2001.

     (10) Copies of any plan entered into by  Registrant  pursuant to Rule 12b-1 under the 1940 Act and any  agreements  with any  person  relating  to implementation  of the plan,  and copies of any plan  entered  into by
          Registrant  pursuant to Rule 18f-3 under the 1940 Act,  any  agreement with any person relating to  implementation of the plan, any amendment to the plan,  and a copy of the  portion of the minutes of the meeting of the Registrant's trustees describing any action taken to revoke the plan;

          Not Applicable.

     (11) An opinion and consent of counsel as to the legality of the securities being registered,  indicating whether they will, when sold, be legally issued, fully paid and nonassessable;

          To be filed by amendment.

     (12) An  opinion,  and  consent to their use,  of counsel or, in lieu of an opinion,  a copy of the  revenue  ruling  from  the  Internal  Revenue
          Service,  supporting the tax matters and  consequences to shareholders discussed in the prospectus;

          To be filed by amendment.

     (13) Copies of all  material  contracts of the  Registrant  not made in the ordinary  course of business  which are to be performed in whole or in part on or after the date of filing the registration statement;

          (a)  Service  Agreement  between the Registrant and Mellon  Securities
               Trust Company dated January 2, 1992.

          (b)  Successor  Stock Transfer Agent  Agreement dated February 2, 1995 between the Registrant and Chemical Mellon Shareholder Services.

          (c)  Fund Administration Agreement dated as of October 1, 1996 between the Registrant and Franklin Templeton Services, Inc.

               (i)  Amendment to Fund Administration  Agreement dated January 1,
                    2001.

     (14) Copies of any other opinions,  appraisals, or rulings, and consents to their use,  relied on in  preparing  the  registration  statement  and required by Section 7 of the 1933 Act;

          (a)  Consent of  PricewaterhouseCoopers  LLP,  independent auditors to the Registrant and Templeton Global Governments Income Trust.

     (15) All financial statements omitted pursuant to Item 14(a)(1);

          Not Applicable.

     (16) Manually signed copies of any power of attorney  pursuant to which the name of any person has been signed to the registration statement; and

          (a)  Power of Attorney dated December 4, 2001.

     (17) Any additional exhibits which the Registrant may wish to file.

          (a)  Joint Code of Ethics.

Item 17.  Undertakings
          ------------

     (1)  The undersigned  Registrant agrees that prior to any public reoffering of the securities  registered through the use of a prospectus which is part of this  registration  statement  by any  person  or party who is deemed to be an  underwriter  within the meaning of Rule 145(c) of the
          Securities Act, the reoffering prospectus will contain the information called for by the  applicable  registration  form for  reofferings  by persons who may be deemed underwriters, in addition to the information called for by the other items of the applicable form.

     (2)  The undersigned  Registrant agrees that every prospectus that is filed under paragraph (1) above will be filed as part of an amendment to the registration  statement  and will not be used until the  amendment  is effective,  and that, in determining any liability under the 1933 Act, each post-effective amendment shall be deemed to be a new registration statement for the securities offered therein,  and the offering of the securities  at that time shall be deemed to be the  initial  bona fide offering of them.

     (3)  The undersigned Registrant agrees to file by Post-Effective  Amendment the opinion of counsel  regarding the tax consequences of the proposed reorganization  required  by Item 16  (12)(a)  of Form  N-14  within a reasonable time after receipt of such opinion.

                                   SIGNATURES
                                   ----------

As required by the Securities Act of 1933, this Registration  Statement has been signed on behalf  of the  Registrant,  in the City of San Mateo and the State of
California, on the 19th day of April, 2002.

                                 TEMPLETON GLOBAL INCOME FUND, INC.
                                 ----------------------------------
                                 (Registrant)

                                 By:  /s/ David P. Goss
                                      ----------------------------
                                      David P. Goss, Vice President

As required by the Securities Act of 1933, this Registration  Statement has been signed by the following persons in the capacities and on the dates indicated:

/s/ Gregory E. McGowan*                          Principal Executive Officer
Gregory E. McGowan                               Dated: April 19, 2002

/s/ Bruce S. Rosenberg*                          Principal Financial and
Bruce S. Rosenberg                                 Accounting Officer
                                                 Dated: April 19, 2002

/s/ Harris J. Ashton*                            Director
Harris J. Ashton                                 Dated: April 19, 2002

/s/ Nicholas F. Brady*                           Director
Nicholas F. Brady                                Dated: April 19, 2002

/s/ Frank J. Crothers*                           Director
Frank J. Crothers                                Dated: April 19, 2002

/s/ S. Joseph Fortunato*                         Director
S. Joseph Fortunato                              Dated: April 19, 2002

/s/ Andrew H. Hines, Jr.*                        Director
Andrew H. Hines, Jr.                             Dated: April 19, 2002

/s/ Edith E. Holiday*                            Director
Edith E. Holiday                                 Dated: April 19, 2002

/s/ Charles B. Johnson*                          Director
Charles B. Johnson                               Dated: April 19, 2002

/s/ Betty P. Krahmer*                            Director
Betty P. Krahmer                                 Dated: April 19, 2002

/s/ Gordon S. Macklin*                           Director
Gordon S. Macklin                                Dated: April 19, 2002

/s/ Fred R. Millsaps*                            Director
Fred R. Millsaps                                 Dated: April 19, 2002

/s/ Constantine D. Tseretopoulos*                Director
Constantine D. Tseretopoulos                     Dated: April 19, 2002

*By  /s/ Lori A. Weber
     -----------------
     Lori A. Weber, Attorney-in-Fact
     (Pursuant to Power of Attorney filed herein)

                      TEMPLETON GLOBAL INCOME FUND, INC.
                         N-14 REGISTRATION STATEMENT
                                EXHIBIT INDEX

EXHIBIT NO.            DESCRIPTION

EX-99.1.a              Articles of Restatement as filed in the State of
                       Maryland on January 26, 1989

EX-99.2.a              By-Laws as amended and restated October 19, 1996 and
                       November 30, 1999

EX-99.6.a              Investment Management Agreement between the Registrant
                       and Templeton Investment Counsel, Inc. dated October 30,
                       1992, and amended and restated as of April 1, 1993 and
                       December 6, 1994

EX-99.6.a.i            Amendment to Investment Management Agreement dated
                       January 1, 2001

EX-99.6.a.ii           Assignment and Assumption Agreement of Investment
                       Management Agreement dated July 25, 2001

EX-99.9.a              Custody Agreement between the Registrant and The Chase
                       Manhattan Bank, N.A. dated February 29, 1988

EX-99.9.a.i            Amendment to Custody Agreement dated July 5, 1996

EX-99.9.a.ii           Amendment to Custody Agreement dated May 21, 1998

EX-99.9.a.iii          Amendment to Custody Agreement dated July 23, 1998

EX-99.9.a.iv           Amendment to Custody Agreement dated May 1, 2001

EX-99.13.a             Service Agreement between the Registrant and Mellon
                       Securities Trust Company dated January 2, 1992

EX-99.13.b             Successor Stock Transfer Agent Agreement between the
                       Registrant and Chemical Mellon Shareholder Services
                       dated February 2, 1995

EX-99.13.c             Fund Administration Agreement between the Registrant and
                       Franklin Templeton Services, Inc. dated as of October 1,
                       1996

EX-99.13.c.i           Amendment to Fund Administration Agreement dated January
                       1, 2001

EX-99.14.a             Consent of PricewaterhouseCoopers LLP

EX-99.16.a             Power of Attorney

EX-99.17.a             Joint Code of Ethics